UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09877

Calvert Responsible Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert International Responsible Index Fund

Class A CDHAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,108,216,773
# of Portfolio Holdings	824
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan
16.4%
United Kingdom
12.0%
Canada
9.7%
Switzerland
9.3%
France
8.5%
Germany
7.6%
Taiwan
5.2%
Australia
5.1%
Netherlands
4.3%
Sweden
3.3%
Other
18.6%

Value	Value
Other	18.6%
Sweden	3.3%
Netherlands	4.3%
Australia	5.1%
Taiwan	5.2%
Germany	7.6%
France	8.5%
Switzerland	9.3%
Canada	9.7%
United Kingdom	12.0%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Nestle SA	1.3%
SAP SE	1.3%
ASML Holding NV	1.2%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%
AstraZeneca PLC	1.1%
Samsung Electronics Co. Ltd.	1.1%
Novo Nordisk AS, Class B	1.0%
Novartis AG	1.0%
Total	13.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CDHAX-TSR-SAR

Calvert International Responsible Index Fund

Class I CDHIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,108,216,773
# of Portfolio Holdings	824
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	18.6%
Sweden	3.3%
Netherlands	4.3%
Australia	5.1%
Taiwan	5.2%
Germany	7.6%
France	8.5%
Switzerland	9.3%
Canada	9.7%
United Kingdom	12.0%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Nestle SA	1.3%
SAP SE	1.3%
ASML Holding NV	1.2%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%
AstraZeneca PLC	1.1%
Samsung Electronics Co. Ltd.	1.1%
Novo Nordisk AS, Class B	1.0%
Novartis AG	1.0%
Total	13.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CDHIX-TSR-SAR

Calvert International Responsible Index Fund

Class R6 CDHRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,108,216,773
# of Portfolio Holdings	824
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	18.6%
Sweden	3.3%
Netherlands	4.3%
Australia	5.1%
Taiwan	5.2%
Germany	7.6%
France	8.5%
Switzerland	9.3%
Canada	9.7%
United Kingdom	12.0%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Nestle SA	1.3%
SAP SE	1.3%
ASML Holding NV	1.2%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%
AstraZeneca PLC	1.1%
Samsung Electronics Co. Ltd.	1.1%
Novo Nordisk AS, Class B	1.0%
Novartis AG	1.0%
Total	13.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CDHRX-TSR-SAR

Calvert US Large-Cap Core Responsible Index Fund

Class A CSXAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,409,246,341
# of Portfolio Holdings	795
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
30.2%
Financials
15.6%
Health Care
11.9%
Consumer Discretionary
10.8%
Industrials
9.5%
Communication Services
7.1%
Consumer Staples
6.3%
Real Estate
3.2%
Materials
2.9%
Utilities
2.0%
Energy
0.4%
Short-Term Investments
0.1%

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	2.0%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.5%
Consumer Discretionary	10.8%
Health Care	11.9%
Financials	15.6%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSXAX-TSR-SAR

Calvert US Large-Cap Core Responsible Index Fund

Class C CSXCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,409,246,341
# of Portfolio Holdings	795
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	2.0%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.5%
Consumer Discretionary	10.8%
Health Care	11.9%
Financials	15.6%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSXCX-TSR-SAR

Calvert US Large-Cap Core Responsible Index Fund

Class I CISIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,409,246,341
# of Portfolio Holdings	795
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	2.0%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.5%
Consumer Discretionary	10.8%
Health Care	11.9%
Financials	15.6%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CISIX-TSR-SAR

Calvert US Large-Cap Core Responsible Index Fund

Class R6 CSXRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,409,246,341
# of Portfolio Holdings	795
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	2.0%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.5%
Consumer Discretionary	10.8%
Health Care	11.9%
Financials	15.6%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSXRX-TSR-SAR

Calvert US Large-Cap Growth Responsible Index Fund

Class A CGJAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$658,519,813
# of Portfolio Holdings	566
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
40.1%
Health Care
13.3%
Consumer Discretionary
12.7%
Industrials
9.9%
Financials
8.7%
Communication Services
7.2%
Consumer Staples
3.9%
Materials
2.5%
Real Estate
1.3%
Utilities
0.2%
Short-Term Investments
0.1%
Energy
0.1%

Value	Value
Energy	0.1%
Short-Term Investments	0.1%
Utilities	0.2%
Real Estate	1.3%
Materials	2.5%
Consumer Staples	3.9%
Communication Services	7.2%
Financials	8.7%
Industrials	9.9%
Consumer Discretionary	12.7%
Health Care	13.3%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.6%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	2.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CGJAX-TSR-SAR

Calvert US Large-Cap Growth Responsible Index Fund

Class I CGJIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$658,519,813
# of Portfolio Holdings	566
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	0.1%
Short-Term Investments	0.1%
Utilities	0.2%
Real Estate	1.3%
Materials	2.5%
Consumer Staples	3.9%
Communication Services	7.2%
Financials	8.7%
Industrials	9.9%
Consumer Discretionary	12.7%
Health Care	13.3%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.6%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	2.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CGJIX-TSR-SAR

Calvert US Large-Cap Growth Responsible Index Fund

Class R6 CLGRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$658,519,813
# of Portfolio Holdings	566
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	0.1%
Short-Term Investments	0.1%
Utilities	0.2%
Real Estate	1.3%
Materials	2.5%
Consumer Staples	3.9%
Communication Services	7.2%
Financials	8.7%
Industrials	9.9%
Consumer Discretionary	12.7%
Health Care	13.3%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.6%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	2.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CLGRX-TSR-SAR

Calvert US Large-Cap Value Responsible Index Fund

Class A CFJAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,721,274,460
# of Portfolio Holdings	541
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
29.6%
Consumer Staples
12.0%
Industrials
10.1%
Health Care
8.9%
Real Estate
8.3%
Information Technology
8.1%
Utilities
6.5%
Consumer Discretionary
6.0%
Communication Services
5.7%
Materials
4.0%
Energy
0.7%
Short-Term Investments
0.1%

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.0%
Communication Services	5.7%
Consumer Discretionary	6.0%
Utilities	6.5%
Information Technology	8.1%
Real Estate	8.3%
Health Care	8.9%
Industrials	10.1%
Consumer Staples	12.0%
Financials	29.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.2%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.4%
AT&T, Inc.	1.4%
Verizon Communications, Inc.	1.3%
Procter & Gamble Co.	1.3%
Goldman Sachs Group, Inc.	1.2%
Total	18.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFJAX-TSR-SAR

Calvert US Large-Cap Value Responsible Index Fund

Class I CFJIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,721,274,460
# of Portfolio Holdings	541
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.0%
Communication Services	5.7%
Consumer Discretionary	6.0%
Utilities	6.5%
Information Technology	8.1%
Real Estate	8.3%
Health Care	8.9%
Industrials	10.1%
Consumer Staples	12.0%
Financials	29.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.2%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.4%
AT&T, Inc.	1.4%
Verizon Communications, Inc.	1.3%
Procter & Gamble Co.	1.3%
Goldman Sachs Group, Inc.	1.2%
Total	18.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFJIX-TSR-SAR

Calvert US Large-Cap Value Responsible Index Fund

Class R6 CLVRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,721,274,460
# of Portfolio Holdings	541
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.0%
Communication Services	5.7%
Consumer Discretionary	6.0%
Utilities	6.5%
Information Technology	8.1%
Real Estate	8.3%
Health Care	8.9%
Industrials	10.1%
Consumer Staples	12.0%
Financials	29.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.2%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.4%
AT&T, Inc.	1.4%
Verizon Communications, Inc.	1.3%
Procter & Gamble Co.	1.3%
Goldman Sachs Group, Inc.	1.2%
Total	18.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CLVRX-TSR-SAR

Calvert US Mid-Cap Core Responsible Index Fund

Class A CMJAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$443,585,398
# of Portfolio Holdings	631
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 19.3%
Financials 16.4%
Information Technology 14.9%
Health Care 10.4%
Consumer Discretionary 9.3%
Real Estate 7.9%
Consumer Staples 6.6%
Utilities 5.7%
Materials 4.9%
Communication Services 3.8%
Energy 0.5%
Short-Term Investments 0.3%

Value	Value
Short-Term Investments	0.3%
Energy	0.5%
Communication Services	3.8%
Materials	4.9%
Utilities	5.7%
Consumer Staples	6.6%
Real Estate	7.9%
Consumer Discretionary	9.3%
Health Care	10.4%
Information Technology	14.9%
Financials	16.4%
Industrials	19.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	0.6%
Fortinet, Inc.	0.6%
Bank of New York Mellon Corp.	0.6%
Autodesk, Inc.	0.6%
Allstate Corp.	0.6%
AppLovin Corp., Class A	0.6%
Paychex, Inc.	0.5%
Kroger Co.	0.5%
Ameriprise Financial, Inc.	0.5%
Exelon Corp.	0.5%
Total	5.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CMJAX-TSR-SAR

Calvert US Mid-Cap Core Responsible Index Fund

Class I CMJIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$443,585,398
# of Portfolio Holdings	631
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.5%
Communication Services	3.8%
Materials	4.9%
Utilities	5.7%
Consumer Staples	6.6%
Real Estate	7.9%
Consumer Discretionary	9.3%
Health Care	10.4%
Information Technology	14.9%
Financials	16.4%
Industrials	19.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	0.6%
Fortinet, Inc.	0.6%
Bank of New York Mellon Corp.	0.6%
Autodesk, Inc.	0.6%
Allstate Corp.	0.6%
AppLovin Corp., Class A	0.6%
Paychex, Inc.	0.5%
Kroger Co.	0.5%
Ameriprise Financial, Inc.	0.5%
Exelon Corp.	0.5%
Total	5.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CMJIX-TSR-SAR

Calvert US Mid-Cap Core Responsible Index Fund

Class R6 CMCRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$443,585,398
# of Portfolio Holdings	631
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.5%
Communication Services	3.8%
Materials	4.9%
Utilities	5.7%
Consumer Staples	6.6%
Real Estate	7.9%
Consumer Discretionary	9.3%
Health Care	10.4%
Information Technology	14.9%
Financials	16.4%
Industrials	19.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	0.6%
Fortinet, Inc.	0.6%
Bank of New York Mellon Corp.	0.6%
Autodesk, Inc.	0.6%
Allstate Corp.	0.6%
AppLovin Corp., Class A	0.6%
Paychex, Inc.	0.5%
Kroger Co.	0.5%
Ameriprise Financial, Inc.	0.5%
Exelon Corp.	0.5%
Total	5.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CMCRX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
US Large-Cap Growth Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
US Large-Cap Growth Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(1)	1,985	$ 1,044,011
Curtiss-Wright Corp.	842	267,141
General Electric Co.	21,125	4,228,169
HEICO Corp.	2,840	758,820
Hexcel Corp.	2,386	130,657
Moog, Inc., Class A	406	70,380
Woodward, Inc.	1,161	211,871
		$ 6,711,049
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	336	$34,406
Expeditors International of Washington, Inc.	2,322	279,221
GXO Logistics, Inc.(1)	1,101	43,027
United Parcel Service, Inc., Class B	903	99,321
		$455,975
Automobile Components — 0.0%†
Autoliv, Inc.	569	$50,328
Modine Manufacturing Co.(1)	1,568	120,344
		$170,672
Automobiles — 2.2%
Tesla, Inc.(1)	56,963	$14,762,531
		$14,762,531
Banks — 0.0%†
First Citizens Bancshares, Inc., Class A	81	$150,184
		$150,184
Beverages — 1.2%
Celsius Holdings, Inc.(1)	4,908	$174,823
Coca-Cola Co.	53,256	3,814,195
Coca-Cola Consolidated, Inc.	189	255,150
Keurig Dr. Pepper, Inc.	2,941	100,641
Monster Beverage Corp.(1)	20,358	1,191,350
PepsiCo, Inc.	17,206	2,579,867
		$8,116,026
Biotechnology — 3.4%
AbbVie, Inc.	37,621	$7,882,352
Alnylam Pharmaceuticals, Inc.(1)	2,878	777,118
Amgen, Inc.	11,503	3,583,760
Apellis Pharmaceuticals, Inc.(1)	3,072	67,185
Biogen, Inc.(1)	2,363	323,353
BioMarin Pharmaceutical, Inc.(1)	4,346	307,219
Cytokinetics, Inc.(1)	845	33,960
Exact Sciences Corp.(1)	2,627	113,723
Exelixis, Inc.(1)	6,117	225,840
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	26,595	$ 2,979,970
Halozyme Therapeutics, Inc.(1)	3,520	224,611
Incyte Corp.(1)	2,138	129,456
Insmed, Inc.(1)	1,919	146,400
Ionis Pharmaceuticals, Inc.(1)	2,131	64,292
Krystal Biotech, Inc.(1)	743	133,963
Moderna, Inc.(1)	8,817	249,962
Neurocrine Biosciences, Inc.(1)	2,491	275,505
Regeneron Pharmaceuticals, Inc.	2,324	1,473,950
Roivant Sciences Ltd.(1)(2)	7,467	75,342
Sarepta Therapeutics, Inc.(1)	1,964	125,342
United Therapeutics Corp.(1)	723	222,879
Vertex Pharmaceuticals, Inc.(1)	5,577	2,703,841
		$22,120,023
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	159,514	$30,349,134
Etsy, Inc.(1)	3,474	163,903
Macy's, Inc.	9,366	117,637
Ollie's Bargain Outlet Holdings, Inc.(1)	714	83,081
		$30,713,755
Building Products — 1.2%
A.O. Smith Corp.	3,015	$197,060
AAON, Inc.	2,000	156,260
Advanced Drainage Systems, Inc.	2,119	230,229
Allegion PLC	1,990	259,615
Armstrong World Industries, Inc.	1,038	146,234
AZEK Co., Inc.(1)	3,933	192,284
Carlisle Cos., Inc.	2,772	943,866
Carrier Global Corp.	22,272	1,412,045
Fortune Brands Innovations, Inc.	483	29,405
Johnson Controls International PLC	7,004	561,091
Lennox International, Inc.	889	498,578
Masco Corp.	3,769	262,096
Owens Corning	1,718	245,365
Simpson Manufacturing Co., Inc.	1,455	228,551
Trane Technologies PLC	5,946	2,003,326
Trex Co., Inc.(1)	3,198	185,804
UFP Industries, Inc.	230	24,619
Zurn Elkay Water Solutions Corp., Class C	2,528	83,374
		$7,659,802
Capital Markets — 2.5%
Ameriprise Financial, Inc.	354	$171,375
Ares Management Corp., Class A	4,354	638,340
Blackrock, Inc.	17	16,090
Blackstone, Inc.	13,547	1,893,600
Blue Owl Capital, Inc.	14,479	290,159
Carlyle Group, Inc.	2,465	107,449
Cboe Global Markets, Inc.	1,172	265,212

1
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp.	22,027	$ 1,724,274
Coinbase Global, Inc., Class A(1)	4,120	709,588
Evercore, Inc., Class A	763	152,386
FactSet Research Systems, Inc.	943	428,726
Hamilton Lane, Inc., Class A	911	135,438
Houlihan Lokey, Inc.	963	155,525
Interactive Brokers Group, Inc., Class A	1,187	196,555
Intercontinental Exchange, Inc.	4,688	808,680
Jefferies Financial Group, Inc.	894	47,892
KKR & Co., Inc.	3,868	447,179
LPL Financial Holdings, Inc.	1,602	524,078
MarketAxess Holdings, Inc.	751	162,479
Moody's Corp.	3,637	1,693,715
Morningstar, Inc.	814	244,094
MSCI, Inc.	1,777	1,004,893
Nasdaq, Inc.	4,282	324,833
S&P Global, Inc.	6,888	3,499,793
SEI Investments Co.	2,034	157,899
TPG, Inc.	2,128	100,931
Tradeweb Markets, Inc., Class A	2,520	374,119
		$16,275,302
Chemicals — 1.5%
Air Products and Chemicals, Inc.	1,910	$563,297
Ashland, Inc.	653	38,716
Axalta Coating Systems Ltd.(1)	6,557	217,496
Balchem Corp.	851	141,266
Cabot Corp.	192	15,963
Ecolab, Inc.	5,958	1,510,472
Element Solutions, Inc.	6,154	139,142
International Flavors & Fragrances, Inc.	2,565	199,070
Linde PLC	9,582	4,461,763
PPG Industries, Inc.	2,327	254,457
RPM International, Inc.	1,748	202,209
Sherwin-Williams Co.	6,127	2,139,487
		$9,883,338
Commercial Services & Supplies — 1.0%
Brink's Co.	1,029	$88,659
Casella Waste Systems, Inc., Class A(1)	1,730	192,912
Cintas Corp.	7,260	1,492,148
Clean Harbors, Inc.(1)	1,191	234,746
Copart, Inc.(1)	20,536	1,162,132
MSA Safety, Inc.	626	91,828
Republic Services, Inc.	3,131	758,203
Tetra Tech, Inc.	6,518	190,651
Veralto Corp.	5,655	551,080
Waste Management, Inc.	7,476	1,730,769
		$6,493,128
Security	Shares	Value
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	22,867	$ 1,771,735
Ciena Corp.(1)	3,361	203,105
Cisco Systems, Inc.	10,954	675,971
F5, Inc.(1)	1,162	309,406
Juniper Networks, Inc.	7,704	278,808
Motorola Solutions, Inc.	3,730	1,633,031
		$ 4,872,056
Construction & Engineering — 0.4%
AECOM	1,466	$135,942
API Group Corp.(1)	6,659	238,126
Comfort Systems USA, Inc.	906	292,031
Dycom Industries, Inc.(1)	533	81,197
EMCOR Group, Inc.	1,038	383,676
MasTec, Inc.(1)	814	95,002
Quanta Services, Inc.	3,322	844,386
Valmont Industries, Inc.	483	137,834
WillScot Holdings Corp.	5,704	158,571
		$2,366,765
Construction Materials — 0.5%
CRH PLC	23,039	$2,026,741
Vulcan Materials Co.	6,166	1,438,528
		$3,465,269
Consumer Finance — 0.4%
American Express Co.	7,017	$1,887,924
Credit Acceptance Corp.(1)	191	98,623
FirstCash Holdings, Inc.	574	69,063
SoFi Technologies, Inc.(1)	24,863	289,157
		$2,344,767
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc.(1)	967	$110,335
Casey's General Stores, Inc.	490	212,680
Costco Wholesale Corp.	6,493	6,140,949
Dollar Tree, Inc.(1)(2)	2,478	186,023
Sprouts Farmers Market, Inc.(1)	1,633	249,261
Walmart, Inc.	10,854	952,873
		$7,852,121
Containers & Packaging — 0.3%
AptarGroup, Inc.	1,062	$157,579
Avery Dennison Corp.	1,361	242,217
Ball Corp.	7,432	386,984
Crown Holdings, Inc.	914	81,584
International Paper Co.	14,041	749,087
Packaging Corp. of America	630	124,753
		$1,742,204

2
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	408	$ 48,609
Pool Corp.	918	292,245
		$ 340,854
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	1,724	$ 219,017
Duolingo, Inc.(1)	893	277,312
H&R Block, Inc.	544	29,871
Service Corp. International	1,049	84,130
		$610,330
Electric Utilities — 0.2%
Constellation Energy Corp.	3,004	$605,696
Eversource Energy	606	37,639
NextEra Energy, Inc.	5,833	413,501
		$1,056,836
Electrical Equipment — 1.4%
Acuity, Inc.	749	$197,249
AMETEK, Inc.	6,225	1,071,572
Atkore, Inc.	1,057	63,409
Eaton Corp. PLC	10,428	2,834,643
Emerson Electric Co.	15,082	1,653,590
GE Vernova, Inc.	2,908	887,754
Hubbell, Inc.	1,422	470,554
NEXTracker, Inc., Class A(1)	5,041	212,428
nVent Electric PLC	5,475	287,000
Regal Rexnord Corp.	581	66,147
Rockwell Automation, Inc.	2,230	576,187
Sensata Technologies Holding PLC	2,550	61,889
Vertiv Holdings Co., Class A	10,136	731,819
		$9,114,241
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	32,576	$2,136,660
Badger Meter, Inc.	1,103	209,846
CDW Corp.	1,938	310,584
Cognex Corp.	6,347	189,331
Coherent Corp.(1)	3,026	196,508
Corning, Inc.	13,855	634,282
Insight Enterprises, Inc.(1)	492	73,795
Itron, Inc.(1)	577	60,446
Keysight Technologies, Inc.(1)	4,946	740,762
Littelfuse, Inc.	574	112,929
Novanta, Inc.(1)	1,380	176,461
Teledyne Technologies, Inc.(1)	448	222,974
Trimble, Inc.(1)	6,960	456,924
Vontier Corp.	2,877	94,509
Zebra Technologies Corp., Class A(1)	1,244	351,505
		$5,967,516
Security	Shares	Value
Entertainment — 2.3%
Electronic Arts, Inc.	5,260	$ 760,175
Liberty Media Corp.-Liberty Formula One, Class A(1)	5,716	465,683
Liberty Media Corp.-Liberty Live, Class A(1)	1,971	132,530
Live Nation Entertainment, Inc.(1)	3,619	472,569
Netflix, Inc.(1)	9,167	8,548,503
ROBLOX Corp., Class A(1)	8,014	467,136
Roku, Inc.(1)	1,992	140,316
Take-Two Interactive Software, Inc.(1)	846	175,333
Walt Disney Co.	40,470	3,994,389
Warner Music Group Corp., Class A	1,830	57,371
		$15,214,005
Financial Services — 4.4%
Affirm Holdings, Inc.(1)	5,917	$267,389
Apollo Global Management, Inc.	6,379	873,540
Corpay, Inc.(1)	1,588	553,767
Equitable Holdings, Inc.	7,167	373,329
Euronet Worldwide, Inc.(1)	1,075	114,864
Fidelity National Information Services, Inc.	12,314	919,610
Fiserv, Inc.(1)	12,714	2,807,633
Jack Henry & Associates, Inc.	1,792	327,219
Mastercard, Inc., Class A	17,434	9,555,924
PayPal Holdings, Inc.(1)	3,337	217,739
PennyMac Financial Services, Inc.	639	63,970
Shift4 Payments, Inc., Class A(1)(2)	1,640	134,005
Toast, Inc., Class A(1)	9,571	317,470
Visa, Inc., Class A	35,635	12,488,642
WEX, Inc.(1)	1,024	160,789
		$29,175,890
Food Products — 0.2%
Flowers Foods, Inc.	4,223	$80,279
Freshpet, Inc.(1)	1,492	124,090
Hershey Co.	2,691	460,242
Ingredion, Inc.	180	24,338
Kellanova	402	33,161
Lamb Weston Holdings, Inc.	3,594	191,560
Lancaster Colony Corp.	394	68,950
McCormick & Co., Inc.	1,349	111,036
Mondelez International, Inc., Class A	7,958	539,950
		$1,633,606
Ground Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	944	$139,665
Knight-Swift Transportation Holdings, Inc.	2,577	112,074
Landstar System, Inc.	796	119,559
Lyft, Inc., Class A(1)	4,120	48,904
Old Dominion Freight Line, Inc.	4,882	807,727
Saia, Inc.(1)	756	264,169
Uber Technologies, Inc.(1)	44,943	3,274,547

3
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation (continued)
Union Pacific Corp.	8,112	$ 1,916,379
XPO, Inc.(1)	2,839	305,420
		$ 6,988,444
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	20,331	$ 2,696,907
Align Technology, Inc.(1)	1,712	271,968
Baxter International, Inc.	1,302	44,567
Becton Dickinson & Co.	6,208	1,422,004
Boston Scientific Corp.(1)	31,778	3,205,765
Cooper Cos., Inc.(1)	4,728	398,807
DENTSPLY SIRONA, Inc.	2,290	34,213
DexCom, Inc.(1)	9,058	618,571
Edwards Lifesciences Corp.(1)	13,189	955,939
GE HealthCare Technologies, Inc.	6,629	535,027
Glaukos Corp.(1)	305	30,018
Globus Medical, Inc., Class A(1)	2,858	209,206
Hologic, Inc.(1)	5,741	354,622
IDEXX Laboratories, Inc.(1)	1,800	755,910
Inspire Medical Systems, Inc.(1)	738	117,549
Insulet Corp.(1)	1,587	416,762
Intuitive Surgical, Inc.(1)	7,538	3,733,345
Medtronic PLC	7,243	650,856
Merit Medical Systems, Inc.(1)	1,399	147,888
Penumbra, Inc.(1)	847	226,496
ResMed, Inc.	3,245	726,393
STERIS PLC	2,330	528,095
Stryker Corp.	7,734	2,878,981
Teleflex, Inc.	992	137,084
Zimmer Biomet Holdings, Inc.	1,578	178,598
		$21,275,571
Health Care Providers & Services — 1.5%
Chemed Corp.	371	$228,284
Cigna Group	1,115	366,835
DaVita, Inc.(1)	458	70,060
Elevance Health, Inc.	566	246,187
Encompass Health Corp.	1,223	123,866
Ensign Group, Inc.	1,079	139,623
HealthEquity, Inc.(1)	2,118	187,168
Henry Schein, Inc.(1)	868	59,449
Labcorp Holdings, Inc.	1,477	343,757
Molina Healthcare, Inc.(1)	124	40,844
Option Care Health, Inc.(1)	4,074	142,386
UnitedHealth Group, Inc.	15,241	7,982,474
		$9,930,933
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,691	$248,944
Healthcare Realty Trust, Inc.	3,108	52,525
Ventas, Inc.	2,024	139,170
Security	Shares	Value
Health Care REITs (continued)
Welltower, Inc.	10,560	$ 1,617,898
		$ 2,058,537
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	3,057	$ 177,398
Veeva Systems, Inc., Class A(1)	3,292	762,526
		$ 939,924
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	16,194	$ 230,117
Ryman Hospitality Properties, Inc.	1,342	122,712
		$352,829
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A(1)	9,690	$1,157,567
Booking Holdings, Inc.	737	3,395,293
Cava Group, Inc.(1)	2,775	239,788
Chipotle Mexican Grill, Inc.(1)	39,150	1,965,722
Choice Hotels International, Inc.	700	92,946
Darden Restaurants, Inc.	1,081	224,589
Domino's Pizza, Inc.	1,011	464,504
DoorDash, Inc., Class A(1)	6,253	1,142,861
Hilton Worldwide Holdings, Inc.	5,304	1,206,925
Hyatt Hotels Corp., Class A	1,028	125,930
Marriott International, Inc., Class A	5,526	1,316,293
Planet Fitness, Inc., Class A(1)	2,130	205,779
Starbucks Corp.	29,449	2,888,652
Texas Roadhouse, Inc.	1,940	323,262
Vail Resorts, Inc.	666	106,573
Wingstop, Inc.	927	209,113
Wyndham Hotels & Resorts, Inc.	1,537	139,114
Yum! Brands, Inc.	8,054	1,267,377
		$16,472,288
Household Durables — 0.2%
D.R. Horton, Inc.	545	$69,286
Installed Building Products, Inc.	651	111,620
Mohawk Industries, Inc.(1)	212	24,206
NVR, Inc.(1)	68	492,619
PulteGroup, Inc.	966	99,305
Somnigroup International, Inc.(2)	4,093	245,089
TopBuild Corp.(1)	737	224,748
		$1,266,873
Household Products — 1.0%
Church & Dwight Co., Inc.	3,573	$393,352
Clorox Co.	2,742	403,759
Colgate-Palmolive Co.	12,665	1,186,710
Kimberly-Clark Corp.	2,007	285,436

4
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products (continued)
Procter & Gamble Co.	26,342	$ 4,489,204
		$ 6,758,461
Independent Power and Renewable Electricity Producers — 0.0%†
AES Corp.	12,138	$ 150,754
		$ 150,754
Industrial REITs — 0.0%†
Americold Realty Trust, Inc.	1,782	$ 38,242
EastGroup Properties, Inc.	466	82,086
Prologis, Inc.	1,361	152,146
		$272,474
Insurance — 1.4%
Allstate Corp.	4,596	$951,694
Aon PLC, Class A	3,806	1,518,936
Arthur J. Gallagher & Co.	5,620	1,940,249
Brown & Brown, Inc.	4,568	568,259
Hanover Insurance Group, Inc.	243	42,270
Kinsale Capital Group, Inc.	483	235,081
Marsh & McLennan Cos., Inc.	7,814	1,906,850
MetLife, Inc.	4,941	396,713
Primerica, Inc.	56	15,934
Progressive Corp.	4,862	1,375,994
Ryan Specialty Holdings, Inc.	2,285	168,793
W.R. Berkley Corp.	411	29,247
Willis Towers Watson PLC	925	312,604
		$9,462,624
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A	194,773	$30,119,697
Pinterest, Inc., Class A(1)	14,713	456,103
Snap, Inc., Class A(1)	8,810	76,735
ZoomInfo Technologies, Inc.(1)	11,168	111,680
		$30,764,215
IT Services — 1.2%
Accenture PLC, Class A	11,273	$3,517,627
Akamai Technologies, Inc.(1)	2,749	221,295
Amdocs Ltd.	1,089	99,644
Cloudflare, Inc., Class A(1)	6,751	760,770
Cognizant Technology Solutions Corp., Class A	1,176	89,964
EPAM Systems, Inc.(1)	1,385	233,843
Gartner, Inc.(1)	1,681	705,583
GoDaddy, Inc., Class A(1)	2,196	395,587
MongoDB, Inc.(1)	1,855	325,367
Snowflake, Inc., Class A(1)	6,781	991,111
Twilio, Inc., Class A(1)	1,786	174,867
VeriSign, Inc.(1)	1,937	491,746
		$8,007,404
Security	Shares	Value
Leisure Products — 0.0%†
Mattel, Inc.(1)	4,499	$ 87,416
		$ 87,416
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	6,332	$ 740,717
Avantor, Inc.(1)	14,726	238,708
Bio-Techne Corp.	3,820	223,967
Bruker Corp.	2,462	102,764
Charles River Laboratories International, Inc.(1)	810	121,921
Danaher Corp.	10,512	2,154,960
Illumina, Inc.(1)	1,567	124,326
IQVIA Holdings, Inc.(1)	3,965	699,029
Medpace Holdings, Inc.(1)	746	227,299
Mettler-Toledo International, Inc.(1)	456	538,495
Repligen Corp.(1)	1,226	155,996
Revvity, Inc.	2,802	296,452
Thermo Fisher Scientific, Inc.	7,360	3,662,336
Waters Corp.(1)	1,403	517,104
West Pharmaceutical Services, Inc.	1,610	360,447
		$10,164,521
Machinery — 2.1%
Allison Transmission Holdings, Inc.	1,253	$119,874
Caterpillar, Inc.	8,277	2,729,755
Chart Industries, Inc.(1)	1,308	188,823
Cummins, Inc.	561	175,840
Deere & Co.	316	148,315
Donaldson Co., Inc.	2,264	151,824
Dover Corp.	1,258	221,005
ESAB Corp.	1,228	143,062
Federal Signal Corp.	1,814	133,420
Flowserve Corp.	1,512	73,846
Fortive Corp.	4,643	339,775
Franklin Electric Co., Inc.	957	89,843
Graco, Inc.	5,188	433,250
IDEX Corp.	1,603	290,095
Illinois Tool Works, Inc.	6,923	1,716,973
Ingersoll Rand, Inc.	10,903	872,567
ITT, Inc.	2,357	304,430
Lincoln Electric Holdings, Inc.	1,628	307,952
Middleby Corp.(1)	869	132,071
Mueller Industries, Inc.	2,214	168,574
Nordson Corp.	1,163	234,600
Otis Worldwide Corp.	10,014	1,033,445
PACCAR, Inc.	3,034	295,421
Parker-Hannifin Corp.	2,358	1,433,310
Pentair PLC	2,811	245,906
Snap-on, Inc.	210	70,772
SPX Technologies, Inc.(1)	1,584	203,988
Timken Co.	340	24,436

5
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Toro Co.	2,701	$ 196,498
Watts Water Technologies, Inc., Class A	751	153,144
Westinghouse Air Brake Technologies Corp.	3,490	632,911
Xylem, Inc.	5,463	652,610
		$ 13,918,335
Media — 0.1%
Liberty Broadband Corp., Class C(1)	1,000	$ 85,050
New York Times Co., Class A	3,554	176,279
Trade Desk, Inc., Class A(1)	9,999	547,145
		$808,474
Metals & Mining — 0.2%
ATI, Inc.(1)	4,773	$248,339
Carpenter Technology Corp.	2,932	531,220
Nucor Corp.	1,165	140,196
Reliance, Inc.	530	153,038
Steel Dynamics, Inc.	2,439	305,070
		$1,377,863
Mortgage Real Estate Investment Trusts (REITs) — 0.0%†
Annaly Capital Management, Inc.	8,209	$166,725
		$166,725
Office REITs — 0.0%†
COPT Defense Properties	1,812	$49,413
		$49,413
Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp.	7,759	$382,984
		$382,984
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	1,340	$123,253
		$123,253
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	4,116	$202,590
American Airlines Group, Inc.(1)	17,615	185,838
		$388,428
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	3,532	$262,993
Coty, Inc., Class A(1)	16,123	88,193
e.l.f. Beauty, Inc.(1)(2)	1,254	78,739
Estee Lauder Cos., Inc., Class A	5,759	380,094
Kenvue, Inc.	18,471	442,934
		$1,252,953
Security	Shares	Value
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	43,568	$ 2,657,212
Elanco Animal Health, Inc.(1)	8,846	92,883
Eli Lilly & Co.	17,331	14,313,846
Jazz Pharmaceuticals PLC(1)	1,448	179,769
Merck & Co., Inc.	53,877	4,836,000
Royalty Pharma PLC, Class A	959	29,854
Zoetis, Inc.	9,754	1,605,996
		$ 23,715,560
Professional Services — 1.0%
Automatic Data Processing, Inc.	5,037	$1,538,955
Booz Allen Hamilton Holding Corp.	2,654	277,555
Broadridge Financial Solutions, Inc.	2,261	548,202
Dayforce, Inc.(1)	3,651	212,963
Equifax, Inc.	2,881	701,696
ExlService Holdings, Inc.(1)	3,796	179,209
Exponent, Inc.	1,365	110,647
FTI Consulting, Inc.(1)	785	128,803
Maximus, Inc.	556	37,914
Parsons Corp.(1)	1,811	107,229
Paychex, Inc.	4,383	676,209
Paycom Software, Inc.	1,056	230,715
Paylocity Holding Corp.(1)	1,291	241,856
Robert Half, Inc.	1,598	87,171
SS&C Technologies Holdings, Inc.	2,621	218,932
TransUnion	3,753	311,461
TriNet Group, Inc.	828	65,611
Verisk Analytics, Inc.	3,173	944,348
		$6,619,476
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	2,947	$385,409
CoStar Group, Inc.(1)	9,546	756,329
Zillow Group, Inc., Class C(1)	762	52,243
		$1,193,981
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	1,865	$124,395
Invitation Homes, Inc.	4,154	144,767
Sun Communities, Inc.	1,684	216,630
UDR, Inc.	982	44,357
		$530,149
Retail REITs — 0.0%†
Federal Realty Investment Trust	337	$32,965
Simon Property Group, Inc.	305	50,655
		$83,620
Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices, Inc.(1)	36,240	$3,723,298

6
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Allegro MicroSystems, Inc.(1)	4,079	$ 102,505
Analog Devices, Inc.	10,146	2,046,144
Applied Materials, Inc.	18,163	2,635,814
Broadcom, Inc.	92,969	15,565,800
Cirrus Logic, Inc.(1)	1,228	122,376
Enphase Energy, Inc.(1)	3,172	196,823
Entegris, Inc.	3,540	309,679
First Solar, Inc.(1)	2,288	289,272
KLA Corp.	2,973	2,021,045
Lam Research Corp.	28,430	2,066,861
Lattice Semiconductor Corp.(1)	3,741	196,215
Marvell Technology, Inc.	11,933	734,715
Microchip Technology, Inc.	11,814	571,916
Micron Technology, Inc.	5,587	485,454
MKS Instruments, Inc.	894	71,654
Monolithic Power Systems, Inc.	1,062	615,939
NVIDIA Corp.	438,060	47,476,943
ON Semiconductor Corp.(1)	9,984	406,249
Onto Innovation, Inc.(1)	1,311	159,077
Qorvo, Inc.(1)	1,494	108,180
QUALCOMM, Inc.	24,644	3,785,565
Rambus, Inc.(1)	3,303	171,013
Skyworks Solutions, Inc.	980	63,337
Teradyne, Inc.	3,686	304,464
Texas Instruments, Inc.	15,471	2,780,139
Universal Display Corp.	1,011	141,014
		$87,151,491
Software — 14.3%
Adobe, Inc.(1)	9,742	$3,736,349
ANSYS, Inc.(1)	2,058	651,480
AppFolio, Inc., Class A(1)	620	136,338
AppLovin Corp., Class A(1)	4,676	1,239,000
Atlassian Corp., Class A(1)	853	181,015
Autodesk, Inc.(1)	4,747	1,242,765
Bentley Systems, Inc., Class B	3,772	148,390
Bill Holdings, Inc.(1)	2,348	107,750
Cadence Design Systems, Inc.(1)	6,132	1,559,552
CCC Intelligent Solutions Holdings, Inc.(1)	9,265	83,663
Clearwater Analytics Holdings, Inc., Class A(1)	4,050	108,540
Commvault Systems, Inc.(1)	1,067	168,330
Confluent, Inc., Class A(1)	3,807	89,236
CrowdStrike Holdings, Inc., Class A(1)	5,109	1,801,331
Datadog, Inc., Class A(1)	6,970	691,494
Docusign, Inc.(1)	4,849	394,709
Dolby Laboratories, Inc., Class A	908	72,921
Dropbox, Inc., Class A(1)	6,605	176,420
Dynatrace, Inc.(1)	6,727	317,178
Elastic NV(1)	2,564	228,452
Fair Isaac Corp.(1)	539	994,002
Fortinet, Inc.(1)	14,118	1,358,999
Security	Shares	Value
Software (continued)
Gen Digital, Inc.	13,210	$ 350,593
Guidewire Software, Inc.(1)	1,090	204,222
HubSpot, Inc.(1)	1,145	654,127
Intuit, Inc.	6,078	3,731,831
Manhattan Associates, Inc.(1)	1,644	284,478
MARA Holdings, Inc.(1)(2)	5,235	60,203
Microsoft Corp.	136,708	51,318,816
Oracle Corp.	35,807	5,006,177
Palo Alto Networks, Inc.(1)	12,258	2,091,705
PTC, Inc.(1)	3,055	473,372
Qualys, Inc.(1)	1,234	155,398
Roper Technologies, Inc.	1,575	928,588
Salesforce, Inc.	20,611	5,531,168
Samsara, Inc., Class A(1)	5,345	204,874
SentinelOne, Inc., Class A(1)	7,025	127,715
ServiceNow, Inc.(1)	4,538	3,612,883
SPS Commerce, Inc.(1)	1,085	144,012
Synopsys, Inc.(1)	3,388	1,452,944
Tenable Holdings, Inc.(1)	3,811	133,309
Tyler Technologies, Inc.(1)	1,028	597,669
Varonis Systems, Inc.(1)	1,140	46,113
Workday, Inc., Class A(1)	4,910	1,146,632
Zscaler, Inc.(1)	2,322	460,731
		$94,205,474
Specialized REITs — 0.6%
American Tower Corp.	5,965	$1,297,984
CubeSmart	221	9,439
Equinix, Inc.	1,240	1,011,034
Iron Mountain, Inc.	6,526	561,497
Lamar Advertising Co., Class A	635	72,250
Public Storage	1,298	388,479
SBA Communications Corp.	2,429	534,404
		$3,875,087
Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A(1)	1,499	$114,479
AutoZone, Inc.(1)	363	1,384,039
Bath & Body Works, Inc.	1,230	37,294
Burlington Stores, Inc.(1)	1,290	307,446
Carvana Co.(1)	775	162,037
Chewy, Inc., Class A(1)	2,586	84,071
Dick's Sporting Goods, Inc.	481	96,950
Five Below, Inc.(1)	1,592	119,281
Floor & Decor Holdings, Inc., Class A(1)	2,521	202,865
GameStop Corp., Class A(1)	5,607	125,148
Home Depot, Inc.	14,513	5,318,869
Lowe's Cos., Inc.	6,238	1,454,889
O'Reilly Automotive, Inc.(1)	1,179	1,689,012
RH(1)	386	90,482
Ross Stores, Inc.	6,169	788,336

7
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.	23,418	$ 2,852,312
Tractor Supply Co.	8,385	462,013
Ulta Beauty, Inc.(1)	993	363,974
Williams-Sonoma, Inc.	2,357	372,642
		$ 16,026,139
Technology Hardware, Storage & Peripherals — 9.8%
Apple, Inc.	280,981	$ 62,414,310
Dell Technologies, Inc., Class C	7,322	667,400
NetApp, Inc.	2,814	247,182
Pure Storage, Inc., Class A(1)	7,186	318,124
Sandisk Corp.(1)	1,476	70,272
Seagate Technology Holdings PLC	1,821	154,694
Super Micro Computer, Inc.(1)	11,840	405,402
Western Digital Corp.(1)	4,430	179,105
		$64,456,489
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	945	$71,527
Crocs, Inc.(1)	1,608	170,769
Deckers Outdoor Corp.(1)	3,354	375,011
Levi Strauss & Co., Class A	5,364	83,625
lululemon Athletica, Inc.(1)	2,250	636,885
NIKE, Inc., Class B	23,242	1,475,402
Ralph Lauren Corp.	508	112,136
Skechers USA, Inc., Class A(1)	2,006	113,901
Tapestry, Inc.	963	67,805
		$3,107,061
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	788	$177,568
Beacon Roofing Supply, Inc.(1)	1,404	173,675
Core & Main, Inc., Class A(1)	5,098	246,284
Fastenal Co.	12,106	938,820
Ferguson Enterprises, Inc.	3,076	492,868
FTAI Aviation Ltd.	2,825	313,660
SiteOne Landscape Supply, Inc.(1)	1,053	127,876
United Rentals, Inc.	1,570	983,919
W.W. Grainger, Inc.	946	934,487
Watsco, Inc.	721	366,484
		$4,755,641
Water Utilities — 0.0%†
American Water Works Co., Inc.	368	$54,287
		$54,287
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,220	$ 1,125,516
		$ 1,125,516
Total Common Stocks (identified cost $395,479,642)		$659,589,912

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(5)	350,961	$ 350,961
Total Affiliated Fund (identified cost $350,961)		$ 350,961
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(6)	140,390	$ 140,390
Total Securities Lending Collateral (identified cost $140,390)		$ 140,390
Total Short-Term Investments (identified cost $491,351)		$ 491,351
Total Investments — 100.2% (identified cost $395,972,159)		$660,082,429
Other Assets, Less Liabilities — (0.2)%		$ (1,562,616)
Net Assets — 100.0%		$658,519,813

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $711,512.

8
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of March 31, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$1,166

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
9
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $395,621,198) - including $711,512 of securities on loan	$659,731,468
Investments in securities of affiliated issuers, at value (identified cost $350,961)	350,961
Cash	41
Cash denominated in foreign currency, at value (cost $1,087)	1,188
Receivable for capital shares sold	651,310
Dividends receivable	232,891
Dividends receivable - affiliated	977
Securities lending income receivable	137
Receivable from affiliates	106,882
Directors' deferred compensation plan	48,790
Total assets	$661,124,645
Liabilities
Payable for capital shares redeemed	$2,096,529
Deposits for securities loaned	140,390
Payable to affiliates:
Investment advisory fee	69,240
Administrative fee	69,264
Distribution and service fees	23,218
Sub-transfer agency fee	5,744
Directors' deferred compensation plan	48,790
Accrued expenses	151,657
Total liabilities	$2,604,832
Net Assets	$658,519,813
Sources of Net Assets
Paid-in capital	$400,273,908
Distributable earnings	258,245,905
Net Assets	$658,519,813
Class A Shares
Net Assets	$105,490,283
Shares Outstanding	1,717,184
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$61.43
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$64.49
Class I Shares
Net Assets	$448,298,905
Shares Outstanding	7,221,594
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$62.08
10
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$104,730,625
Shares Outstanding	1,691,437
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$61.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income	$2,849,483
Dividend income - affiliated issuers	12,571
Interest income	227
Securities lending income, net	1,035
Total investment income	$2,863,316
Expenses
Investment advisory fee	$429,949
Administrative fee	429,949
Distribution and service fees:
Class A	145,793
Directors' fees and expenses	19,410
Custodian fees	5,333
Transfer agency fees and expenses	290,286
Accounting fees	82,185
Professional fees	37,724
Registration fees	33,482
Reports to shareholders	16,315
Miscellaneous	11,629
Total expenses	$1,502,055
Waiver and/or reimbursement of expenses by affiliates	$(509,200)
Net expenses	$992,855
Net investment income	$1,870,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$5,709,839
Net realized gain	$5,709,839
Change in unrealized appreciation (depreciation):
Investment securities	$(39,225,591)
Foreign currency	(35)
Net change in unrealized appreciation (depreciation)	$(39,225,626)
Net realized and unrealized loss	$(33,515,787)
Net decrease in net assets from operations	$(31,645,326)
12
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,870,461	$3,808,806
Net realized gain	5,709,839	19,695,637
Net change in unrealized appreciation (depreciation)	(39,225,626)	173,417,577
Net increase (decrease) in net assets from operations	$(31,645,326)	$196,922,020
Distributions to shareholders:
Class A	$(2,170,956)	$(323,132)
Class I	(9,947,546)	(2,111,056)
Class R6	(2,264,501)	(540,421)
Total distributions to shareholders	$(14,383,003)	$(2,974,609)
Capital share transactions:
Class A	$(1,309,156)	$5,155,077
Class I	(3,964,109)	(5,625,263)
Class R6	10,824,773	15,575,329
Net increase in net assets from capital share transactions	$5,551,508	$15,105,143
Net increase (decrease) in net assets	$(40,476,821)	$209,052,554
Net Assets
At beginning of period	$698,996,634	$489,944,080
At end of period	$658,519,813	$698,996,634
13
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$65.61	$47.47	$38.18	$49.71	$39.77	$29.65
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.23	$0.22	$0.16	$0.15	$0.19
Net realized and unrealized gain (loss)	(3.04)	18.10	9.20	(10.79)	10.49	10.39
Total income (loss) from operations	$(2.94)	$18.33	$9.42	$(10.63)	$10.64	$10.58
Less Distributions
From net investment income	$(0.22)	$(0.19)	$(0.13)	$(0.11)	$(0.15)	$(0.17)
From net realized gain	(1.02)	—	—	(0.79)	(0.55)	(0.29)
Total distributions	$(1.24)	$(0.19)	$(0.13)	$(0.90)	$(0.70)	$(0.46)
Net asset value — End of period	$61.43	$65.61	$47.47	$38.18	$49.71	$39.77
Total Return(2)	(4.69)%(3)	38.71%	24.73%	(21.87)%	27.06%	36.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,490	$114,160	$77,895	$47,248	$50,963	$29,021
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)	0.64%	0.66%	0.65%	0.66%	0.67%
Net expenses	0.49%(5)(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%	0.49%
Net investment income	0.31%(5)	0.41%	0.49%	0.35%	0.32%	0.56%
Portfolio Turnover	12%(3)	30%	23%	19%	25%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$66.34	$47.97	$38.55	$50.15	$40.08	$29.88
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.38	$0.33	$0.28	$0.27	$0.27
Net realized and unrealized gain (loss)	(3.07)	18.28	9.29	(10.87)	10.57	10.46
Total income (loss) from operations	$(2.88)	$18.66	$9.62	$(10.59)	$10.84	$10.73
Less Distributions
From net investment income	$(0.36)	$(0.29)	$(0.20)	$(0.22)	$(0.22)	$(0.24)
From net realized gain	(1.02)	—	—	(0.79)	(0.55)	(0.29)
Total distributions	$(1.38)	$(0.29)	$(0.20)	$(1.01)	$(0.77)	$(0.53)
Net asset value — End of period	$62.08	$66.34	$47.97	$38.55	$50.15	$40.08
Total Return(2)	(4.57)%(3)	39.04%	25.05%	(21.66)%	27.40%	36.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$448,299	$483,729	$354,003	$297,905	$209,865	$112,304
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.39%(5)	0.39%	0.41%	0.40%	0.41%	0.42%
Net expenses	0.24%(5)(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%	0.24%
Net investment income	0.56%(5)	0.66%	0.74%	0.61%	0.57%	0.81%
Portfolio Turnover	12%(3)	30%	23%	19%	25%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$66.21	$47.91	$38.55	$50.25
Income (Loss) From Operations
Net investment income(2)	$0.20	$0.40	$0.35	$0.19
Net realized and unrealized gain (loss)	(3.05)	18.24	9.28	(11.89)
Total income (loss) from operations	$(2.85)	$18.64	$9.63	$(11.70)
Less Distributions
From net investment income	$(0.42)	$(0.34)	$(0.27)	$ —
From net realized gain	(1.02)	—	—	—
Total distributions	$(1.44)	$(0.34)	$(0.27)	$ —
Net asset value — End of period	$61.92	$66.21	$47.91	$38.55
Total Return(3)	(4.55)%(4)	39.07%	25.09%	(23.28)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$104,731	$101,107	$58,046	$864
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.31%(6)	0.36%	0.37%	0.40%(6)
Net expenses	0.21%(6)(7)	0.21%(7)	0.21%(7)	0.21%(6)(7)
Net investment income	0.59%(6)	0.68%	0.76%	0.68%(6)
Portfolio Turnover	12%(4)	30%	23%	19%(4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$659,589,912(2)	$ —	$ —	$659,589,912
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	350,961	—	—	350,961
Securities Lending Collateral	140,390	—	—	140,390
Total Investments	$660,081,263	$ —	$1,166	$660,082,429

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Foreign Currency Translation— Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
D  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable
18

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $429,949.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $368 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.21% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $508,832.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $429,949.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $145,793 for Class A shares.
The Fund was informed that EVD received $16,634 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $10,807 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $83,041,379 and $88,479,486, respectively.
19

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$407,741,011
Gross unrealized appreciation	$261,955,116
Gross unrealized depreciation	(9,613,698)
Net unrealized appreciation	$252,341,418
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan was $711,512 and the total value of collateral received was $742,132, comprised of cash of $140,390 and U.S. government and/or agencies securities of $601,742.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$140,390	$ —	$ —	$ —	$140,390
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
20

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $350,961, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$75,741	$22,432,012	$(22,156,792)	$ —	$ —	$350,961	$12,571	350,961
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	171,976	$11,560,688	421,687	$23,486,823
Reinvestment of distributions	29,234	2,018,906	5,514	291,788
Shares redeemed	(223,951)	(14,888,750)	(328,068)	(18,623,534)
Net increase (decrease)	(22,741)	$(1,309,156)	99,133	$5,155,077
Class I
Shares sold	872,830	$59,624,599	1,430,020	$81,709,904
Reinvestment of distributions	141,390	9,860,511	39,101	2,088,367
Shares redeemed	(1,084,254)	(73,449,219)	(1,557,595)	(89,423,534)
Net decrease	(70,034)	$(3,964,109)	(88,474)	$(5,625,263)
Class R6
Shares sold	294,065	$19,576,025	619,607	$34,175,839
Reinvestment of distributions	32,441	2,256,282	10,141	540,421
Shares redeemed	(162,065)	(11,007,534)	(314,373)	(19,140,931)
Net increase	164,441	$10,824,773	315,375	$15,575,329
21

This Page Intentionally Left Blank

CGJAX-NCSR 3.31.25

Calvert
International Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
International Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 5.2%
ANZ Group Holdings Ltd.	171,908	$ 3,147,476
APA Group	83,617	414,220
ASX Ltd.	12,187	499,468
BlueScope Steel Ltd.	64,170	859,489
Brambles Ltd.	102,469	1,294,513
CAR Group Ltd.	24,284	483,995
Cochlear Ltd.	4,040	665,828
Coles Group Ltd.	98,905	1,210,671
Commonwealth Bank of Australia	91,984	8,747,111
Computershare Ltd.	32,645	804,667
CSL Ltd.	31,844	5,011,903
Endeavour Group Ltd.	92,526	223,767
Fortescue Ltd.(1)	239,765	2,320,692
Goodman Group	120,198	2,157,149
Insurance Australia Group Ltd.	135,051	656,961
Macquarie Group Ltd.	20,703	2,576,417
Medibank Pvt Ltd.	169,618	474,055
National Australia Bank Ltd.	176,620	3,798,863
NEXTDC Ltd.(1)(2)	35,571	254,776
Northern Star Resources Ltd.(1)	174,030	2,009,206
Orica Ltd.	32,711	349,621
Pilbara Minerals Ltd.(1)(2)	483,696	515,011
Pro Medicus Ltd.	3,214	406,813
Qantas Airways Ltd.	56,530	322,285
QBE Insurance Group Ltd.	90,738	1,253,741
Ramsay Health Care Ltd.(1)	12,004	257,834
REA Group Ltd.(1)	3,413	473,535
Reece Ltd.(1)	13,514	134,088
Scentre Group	306,402	648,284
SGH Ltd.	15,057	472,652
Sonic Healthcare Ltd.	28,021	454,973
South32 Ltd.	698,124	1,406,399
Stockland	140,481	433,462
Suncorp Group Ltd.	63,389	767,747
Telstra Group Ltd.	254,495	672,321
Transurban Group	195,646	1,647,864
Vicinity Ltd.	215,492	298,390
Wesfarmers Ltd.	67,929	3,079,490
Westpac Banking Corp.	198,250	3,950,617
WiseTech Global Ltd.	11,064	570,549
Woolworths Group Ltd.	90,702	1,684,094
		$57,410,997
Austria — 0.3%
ANDRITZ AG	4,246	$238,226
BAWAG Group AG(3)	3,368	347,456
Erste Group Bank AG	16,028	1,108,674
OMV AG	20,613	1,061,494
Verbund AG	3,096	219,232
Security	Shares	Value
Austria (continued)
voestalpine AG	14,344	$ 350,921
		$ 3,326,003
Belgium — 0.7%
Ackermans & van Haaren NV	1,308	$ 283,540
Ageas SA	7,568	453,651
Anheuser-Busch InBev SA	51,657	3,175,945
Azelis Group NV	7,925	139,254
Colruyt Group NV(1)	3,100	127,351
D'ieteren Group	906	156,068
Elia Group SA(1)	1,495	129,667
Groupe Bruxelles Lambert NV	3,345	249,599
KBC Group NV	10,860	989,819
Liberty Global Ltd., Class A(2)	22,806	262,497
Sofina SA	788	201,806
Syensqo SA	4,638	316,509
UCB SA	6,421	1,130,511
Umicore SA	10,753	111,398
Warehouses De Pauw CVA	8,082	191,593
		$7,919,208
Canada — 9.8%
Agnico Eagle Mines Ltd.	42,597	$4,615,057
Alimentation Couche-Tard, Inc.	57,554	2,838,405
AltaGas Ltd.	45,884	1,258,498
Bank of Montreal	43,747	4,177,557
Bank of Nova Scotia(1)	76,627	3,633,133
BCE, Inc.(1)	20,902	479,756
Brookfield Asset Management Ltd., Class A	23,536	1,139,306
Brookfield Corp.	81,595	4,270,122
CAE, Inc.(2)	25,220	620,050
Cameco Corp.	59,591	2,453,126
Canadian Imperial Bank of Commerce	53,387	3,003,146
Canadian National Railway Co.	41,684	4,056,445
Canadian Pacific Kansas City Ltd.	65,610	4,604,395
Canadian Tire Corp. Ltd., Class A(1)	3,361	349,027
CCL Industries, Inc., Class B	10,684	521,857
Celestica, Inc.(1)(2)	7,627	601,659
CGI, Inc.	13,344	1,332,128
Constellation Software, Inc.	1,222	3,869,988
Descartes Systems Group, Inc.(2)	5,698	573,621
Dollarama, Inc.	16,072	1,718,606
Element Fleet Management Corp.	27,674	550,192
Emera, Inc.	19,211	809,130
Empire Co. Ltd., Class A	11,152	373,916
FirstService Corp.	2,767	458,818
Fortis, Inc.	31,815	1,449,201
George Weston Ltd.	3,990	680,217
GFL Environmental, Inc.	16,390	791,681
Gildan Activewear, Inc.	9,372	414,334
Great-West Lifeco, Inc.	17,651	691,542

1
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Hydro One Ltd.(3)	19,532	$ 656,790
iA Financial Corp., Inc.	5,434	516,042
IGM Financial, Inc.(1)	4,844	148,984
Intact Financial Corp.	10,652	2,176,293
Ivanhoe Mines Ltd., Class A(1)(2)	108,878	924,561
Kinross Gold Corp.	185,454	2,336,459
Loblaw Cos. Ltd.	11,027	1,545,259
Lundin Mining Corp.	99,241	804,107
Magna International, Inc.	18,427	626,291
Manulife Financial Corp.	105,009	3,272,022
Metro, Inc.	17,466	1,214,567
National Bank of Canada(1)	23,466	1,936,734
Nutrien Ltd.(1)	35,974	1,785,388
Open Text Corp.	18,636	470,352
Power Corp. of Canada(1)	31,466	1,112,533
RB Global, Inc.	13,173	1,322,106
Rogers Communications, Inc., Class B(1)	24,741	660,711
Royal Bank of Canada	77,640	8,745,661
Saputo, Inc.	17,192	296,638
Shopify, Inc., Class A(2)	63,803	6,085,849
Stantec, Inc.	7,224	598,783
Sun Life Financial, Inc.	33,946	1,942,804
Teck Resources Ltd., Class B	66,070	2,406,719
TELUS Corp.	31,329	449,345
TFI International, Inc.	5,742	444,581
Thomson Reuters Corp.	9,590	1,654,901
TMX Group Ltd.	17,677	645,391
Toromont Industries Ltd.	6,349	496,917
Toronto-Dominion Bank	105,183	6,302,721
Waste Connections, Inc.	16,679	3,250,959
West Fraser Timber Co. Ltd.	3,117	239,409
WSP Global, Inc.	8,434	1,431,269
		$108,836,059
Denmark — 1.9%
Ambu AS, Class B	10,357	$177,948
AP Moller - Maersk AS, Class B	373	649,180
Carlsberg AS, Class B	5,390	682,254
Coloplast AS, Class B	6,785	711,635
Danske Bank AS	29,540	966,885
Demant AS(2)	4,371	146,892
DSV AS	10,393	2,009,809
Genmab AS(2)	3,409	664,142
GN Store Nord AS(2)	6,527	102,095
Jyske Bank AS	1,791	143,520
Novo Nordisk AS, Class B	168,972	11,554,017
Novonesis (Novozymes), Class B	19,929	1,160,395
Orsted AS(2)(3)	9,621	420,160
Pandora AS	4,031	617,796
Rockwool AS, Class B	398	164,974
Tryg AS	18,503	440,158
Security	Shares	Value
Denmark (continued)
Vestas Wind Systems AS(2)	56,193	$ 777,402
Zealand Pharma AS(2)	3,333	250,290
		$ 21,639,552
Finland — 0.9%
Elisa OYJ	6,281	$ 306,268
Fortum OYJ(1)	23,984	392,750
Kesko OYJ, Class B	18,070	369,359
Kone OYJ, Class B	17,107	943,890
Metso OYJ	34,987	362,753
Neste OYJ(1)	60,717	561,585
Nokia OYJ	245,975	1,295,499
Nordea Bank Abp(1)	165,237	2,107,593
Orion OYJ, Class B	6,550	389,050
Sampo OYJ, Class A	120,155	1,151,465
Stora Enso OYJ, Class R	33,759	319,909
UPM-Kymmene OYJ(1)	29,412	789,074
Valmet OYJ(1)	7,840	212,644
Wartsila OYJ Abp	24,526	437,628
		$9,639,467
France — 8.6%
Accor SA	12,279	$559,987
Air Liquide SA	35,651	6,771,732
Alstom SA(2)	21,480	475,796
Amundi SA(3)	4,060	318,082
Arkema SA	3,932	301,078
AXA SA	86,448	3,693,554
BioMerieux	2,430	300,368
BNP Paribas SA	50,973	4,260,289
Bouygues SA	11,856	467,367
Bureau Veritas SA	19,890	603,464
Canal & SA(2)	765	1,823
Capgemini SE	9,207	1,383,426
Carrefour SA	33,800	483,404
Cie de Saint-Gobain SA	39,359	3,920,816
Cie Generale des Etablissements Michelin SCA	38,384	1,349,065
Covivio SA	2,495	139,662
Credit Agricole SA	53,163	967,941
Danone SA	39,701	3,036,539
Dassault Systemes SE	34,329	1,306,997
Edenred SE	15,482	503,110
Eiffage SA	3,806	443,128
Elis SA	12,454	278,130
Engie SA	97,231	1,894,625
EssilorLuxottica SA	16,130	4,648,157
Eurazeo SE	1,825	135,154
Eurofins Scientific SE	8,492	452,986
Gecina SA	2,588	242,841
Getlink SE	19,320	333,673
Hermes International SCA	1,717	4,517,630

2
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Ipsen SA	1,880	$ 216,539
Kering SA	3,552	738,959
Klepierre SA	11,318	378,833
Legrand SA	15,727	1,665,544
L'Oreal SA	11,686	4,343,600
LVMH Moet Hennessy Louis Vuitton SE	12,895	7,985,592
Nexans SA	1,893	185,842
Orange SA(1)	105,951	1,372,503
Pernod Ricard SA	13,014	1,285,687
Publicis Groupe SA	15,110	1,425,607
Renault SA	11,932	604,433
Rexel SA	14,220	383,242
Safran SA	21,319	5,612,937
Sanofi SA	64,844	7,179,646
Sartorius Stedim Biotech	1,493	295,789
Schneider Electric SE	33,422	7,715,310
SCOR SE	7,381	213,162
SEB SA	1,385	131,001
Societe Generale SA	41,008	1,850,030
Sodexo SA	4,875	312,995
Sopra Steria Group	871	161,897
SPIE SA	6,633	283,782
Teleperformance SE	3,016	303,262
Thales SA	5,517	1,466,536
Unibail-Rodamco-Westfield(2)	7,552	636,712
Veolia Environnement SA	38,296	1,317,068
Verallia SA(3)	4,023	124,937
Vinci SA	25,756	3,246,804
Vivendi SE	38,208	114,536
		$95,343,609
Germany — 7.6%
adidas AG	8,723	$2,057,410
Allianz SE	20,614	7,889,175
Bayerische Motoren Werke AG	20,762	1,674,191
Bechtle AG	4,581	171,099
Beiersdorf AG	4,879	630,288
BioNTech SE ADR(2)	3,476	316,525
Brenntag SE	8,674	562,228
Carl Zeiss Meditec AG	1,767	116,801
Commerzbank AG	46,304	1,059,665
Continental AG	6,015	424,176
Covestro AG(2)	11,397	731,547
CTS Eventim AG & Co. KGaA	3,411	342,199
Daimler Truck Holding AG	30,433	1,232,827
Delivery Hero SE(2)(3)	12,220	293,006
Deutsche Boerse AG	9,713	2,865,914
Deutsche Lufthansa AG	32,660	237,968
Deutsche Post AG	57,754	2,479,567
Deutsche Telekom AG	185,074	6,832,926
E.ON SE	124,117	1,873,513
Security	Shares	Value
Germany (continued)
Evonik Industries AG	13,617	$ 295,203
Fraport AG Frankfurt Airport Services Worldwide(2)	1,989	124,819
FUCHS SE, PFC Shares	5,354	257,965
GEA Group AG	9,201	559,319
Hannover Rueck SE	3,264	972,860
Heidelberg Materials AG	17,293	2,980,924
Henkel AG & Co. KGaA	14,956	1,077,518
Infineon Technologies AG	72,779	2,426,079
KION Group AG	3,562	149,377
Knorr-Bremse AG	4,685	426,357
LEG Immobilien SE	3,735	264,011
Mercedes-Benz Group AG	45,754	2,702,765
Merck KGaA	7,571	1,041,844
MTU Aero Engines AG	3,234	1,123,726
Muenchener Rueckversicherungs-Gesellschaft AG	7,175	4,532,596
Nemetschek SE	3,640	424,337
Puma SE	4,756	116,009
Qiagen NV(2)	12,774	512,876
SAP SE	54,638	14,640,230
Scout24 SE(3)	4,026	421,612
Siemens AG	44,746	10,333,919
Siemens Energy AG(2)	41,990	2,489,250
Siemens Healthineers AG(3)	15,464	834,288
Symrise AG	8,191	849,194
Talanx AG	3,112	327,308
Volkswagen AG	13,738	1,435,150
Vonovia SE	44,254	1,190,888
Zalando SE(2)(3)	11,463	397,597
		$84,699,046
Hong Kong — 1.4%
AIA Group Ltd.	569,183	$4,308,640
BOC Hong Kong Holdings Ltd.	192,850	780,834
Chow Tai Fook Jewellery Group Ltd.(1)	128,000	145,025
CK Infrastructure Holdings Ltd.	31,500	188,604
CLP Holdings Ltd.	96,000	781,515
ESR Group Ltd.(3)	133,400	209,585
Hang Seng Bank Ltd.	41,079	559,447
Henderson Land Development Co. Ltd.	71,355	205,238
HKT Trust & HKT Ltd.	171,000	228,442
Hong Kong & China Gas Co. Ltd.	607,000	522,369
Hong Kong Exchanges & Clearing Ltd.	63,499	2,824,703
Hongkong Land Holdings Ltd.	62,000	267,244
Lenovo Group Ltd.	410,000	557,174
Link REIT	179,900	843,042
MTR Corp. Ltd.	103,876	340,314
Power Assets Holdings Ltd.	76,500	458,124
Sino Land Co. Ltd.	178,000	178,184
Sun Hung Kai Properties Ltd.	82,301	784,135
Swire Pacific Ltd., Class A	24,393	215,290
Techtronic Industries Co. Ltd.	69,493	832,823

3
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
WH Group Ltd.(3)	535,041	$ 491,277
Wharf Holdings Ltd.(1)	63,779	151,558
Wharf Real Estate Investment Co. Ltd.	88,000	213,675
		$ 16,087,242
Ireland — 1.1%
AIB Group PLC	132,481	$ 855,723
Bank of Ireland Group PLC	71,851	848,942
DCC PLC	15,346	1,025,601
Experian PLC	61,526	2,850,824
Glanbia PLC	12,266	135,165
ICON PLC(2)	6,135	1,073,564
James Hardie Industries PLC, CDI(2)	64,290	1,534,236
Kerry Group PLC, Class A	13,680	1,432,497
Kingspan Group PLC	23,647	1,910,162
		$11,666,714
Israel — 0.7%
Bank Hapoalim BM	93,411	$1,266,748
Check Point Software Technologies Ltd.(2)	6,614	1,507,463
CyberArk Software Ltd.(2)	3,369	1,138,722
Mizrahi Tefahot Bank Ltd.	10,489	471,726
Monday.com Ltd.(2)	3,261	792,945
Nice Ltd.(2)	5,338	823,973
Nova Ltd.(1)(2)	2,782	512,806
Wix.com Ltd.(2)	4,522	738,804
		$7,253,187
Italy — 2.3%
A2A SpA	77,405	$186,550
Amplifon SpA	8,729	177,208
Banca Generali SpA	3,139	176,855
Banca Mediolanum SpA	12,598	203,669
Banca Monte dei Paschi di Siena SpA	73,247	582,550
Banco BPM SpA	68,872	700,844
BPER Banca SpA	62,930	493,981
Brunello Cucinelli SpA	1,844	211,843
De' Longhi SpA	3,828	126,980
DiaSorin SpA	1,327	131,786
Enel SpA	496,934	4,031,277
FinecoBank Banca Fineco SpA	35,578	704,678
Generali	56,173	1,973,305
Hera SpA	48,247	209,000
Infrastrutture Wireless Italiane SpA(3)	24,796	262,562
Interpump Group SpA(1)	4,690	167,507
Intesa Sanpaolo SpA	870,294	4,485,203
Mediobanca Banca di Credito Finanziario SpA	33,998	637,723
Moncler SpA	13,067	804,889
Nexi SpA(1)(2)(3)	39,465	210,486
Poste Italiane SpA(3)	24,116	430,237
PRADA SpA	34,400	239,325
Security	Shares	Value
Italy (continued)
Prysmian SpA	21,080	$ 1,160,390
Recordati Industria Chimica e Farmaceutica SpA	8,223	465,980
Reply SpA	1,181	193,452
Snam SpA	122,821	637,508
Telecom Italia SpA(2)	1,017,503	343,712
Terna - Rete Elettrica Nazionale	93,716	846,937
UniCredit SpA	84,632	4,750,571
Unipol Assicurazioni SpA	23,330	373,465
		$25,920,473
Japan — 16.6%
Advantest Corp.	41,700	$1,858,838
Aeon Co. Ltd.	33,379	837,143
AGC, Inc.	28,155	857,115
Aisin Corp.	35,600	388,855
Ajinomoto Co., Inc.	56,016	1,108,988
ANA Holdings, Inc.	9,256	170,854
Asahi Group Holdings Ltd.	98,700	1,261,047
Asahi Kasei Corp.	77,800	545,429
Asics Corp.	42,500	901,321
Astellas Pharma, Inc.	108,171	1,052,991
Bandai Namco Holdings, Inc.	31,325	1,050,874
Bridgestone Corp.	34,900	1,402,031
Canon, Inc.	49,068	1,530,095
Capcom Co. Ltd.	19,000	468,949
Central Japan Railway Co.	48,035	916,226
Chiba Bank Ltd.	26,800	253,679
Chugai Pharmaceutical Co. Ltd.	39,056	1,789,216
Concordia Financial Group Ltd.	62,900	417,595
Dai Nippon Printing Co. Ltd.	23,358	332,558
Daifuku Co. Ltd.	22,500	553,084
Dai-ichi Life Holdings, Inc.	181,176	1,383,374
Daiichi Sankyo Co. Ltd.	101,839	2,425,181
Daikin Industries Ltd.	16,500	1,790,557
Daito Trust Construction Co. Ltd.	3,600	368,367
Daiwa House Industry Co. Ltd.	36,492	1,206,956
Daiwa Securities Group, Inc.	62,800	422,848
Denso Corp.	113,688	1,410,478
Dentsu Group, Inc.	13,500	298,142
Disco Corp.	6,000	1,225,330
East Japan Railway Co.	57,678	1,136,866
Ebara Corp.	27,500	418,566
Eisai Co. Ltd.	14,425	401,552
FANUC Corp.	63,155	1,720,705
Fast Retailing Co. Ltd.	10,026	2,984,653
Fuji Electric Co. Ltd.	8,500	363,373
FUJIFILM Holdings Corp.	59,800	1,145,706
Fujikura Ltd.	13,400	496,267
Fujitsu Ltd.	97,180	1,933,968
Hankyu Hanshin Holdings, Inc.	14,200	382,083
Hikari Tsushin, Inc.	900	232,285

4
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Hitachi Construction Machinery Co. Ltd.	5,500	$ 146,547
HOYA Corp.	21,387	2,413,703
Hulic Co. Ltd.	19,900	191,024
Isetan Mitsukoshi Holdings Ltd.	15,100	218,979
Isuzu Motors Ltd.	30,900	420,166
ITOCHU Corp.	68,300	3,170,687
Japan Airlines Co. Ltd.	7,300	125,044
Japan Exchange Group, Inc.	58,000	596,874
Japan Post Bank Co. Ltd.	73,800	749,334
Kajima Corp.	22,000	450,019
Kao Corp.	25,563	1,106,538
Kawasaki Heavy Industries Ltd.	8,800	531,168
KDDI Corp.	161,836	2,556,306
Keisei Electric Railway Co. Ltd.	22,900	206,901
Keyence Corp.	12,600	4,954,444
Kikkoman Corp.	49,645	478,909
Kirin Holdings Co. Ltd.	50,100	694,194
Komatsu Ltd.	58,446	1,711,482
Kubota Corp.	60,294	745,077
Kyocera Corp.	69,800	788,393
Kyowa Kirin Co. Ltd.	12,806	186,925
LY Corp.	151,700	513,680
M3, Inc.	24,900	284,444
Makita Corp.	11,792	390,710
Marubeni Corp.	83,200	1,334,678
MatsukiyoCocokara & Co.	15,600	244,046
MEIJI Holdings Co. Ltd.	13,142	284,693
MINEBEA MITSUMI, Inc.	21,400	312,793
Mitsubishi Chemical Group Corp.	91,560	452,442
Mitsubishi Electric Corp.	119,607	2,205,824
Mitsubishi Estate Co. Ltd.	58,308	953,098
Mitsubishi HC Capital, Inc.	43,000	291,386
Mitsubishi Heavy Industries Ltd.	205,600	3,530,889
Mitsubishi UFJ Financial Group, Inc.(4)	628,457	8,568,265
Mitsui Chemicals, Inc.	9,600	215,622
Mitsui Fudosan Co. Ltd.	141,300	1,265,352
Mizuho Financial Group, Inc.	131,558	3,610,439
MS&AD Insurance Group Holdings, Inc.	66,900	1,454,931
Murata Manufacturing Co. Ltd.	105,159	1,622,072
NEC Corp.	69,000	1,469,750
Nidec Corp.	47,360	794,809
Nintendo Co. Ltd.	60,290	4,098,376
Nippon Building Fund, Inc.	410	348,315
Nippon Paint Holdings Co. Ltd.	54,745	411,110
Nippon Sanso Holdings Corp.	11,100	336,714
Nippon Telegraph & Telephone Corp.	1,791,900	1,731,820
Nissin Foods Holdings Co. Ltd.	13,497	275,479
Nitori Holdings Co. Ltd.	4,468	437,146
Nitto Denko Corp.	46,930	868,044
Nomura Holdings, Inc.	166,000	1,022,878
Nomura Research Institute Ltd.	21,300	693,365
Security	Shares	Value
Japan (continued)
NTT Data Group Corp.	37,835	$ 685,383
Obayashi Corp.	39,100	521,607
Olympus Corp.	72,500	949,077
Omron Corp.	12,482	352,450
Ono Pharmaceutical Co. Ltd.	22,822	245,534
Oracle Corp. Japan	2,126	223,726
Oriental Land Co. Ltd.	69,085	1,362,406
ORIX Corp.	62,867	1,312,594
Osaka Gas Co. Ltd.	21,800	493,275
Otsuka Corp.	13,176	285,279
Otsuka Holdings Co. Ltd.	25,820	1,345,480
Panasonic Holdings Corp.	126,900	1,513,853
Rakuten Group, Inc.(2)	80,400	461,252
Recruit Holdings Co. Ltd.	90,579	4,693,009
Renesas Electronics Corp.	90,600	1,215,186
Resona Holdings, Inc.	108,133	944,196
SBI Holdings, Inc.	14,400	388,842
SCREEN Holdings Co. Ltd.	4,600	300,111
SCSK Corp.	8,000	197,821
SECOM Co. Ltd.	27,000	919,595
Seiko Epson Corp.	16,200	259,533
Sekisui Chemical Co. Ltd.	19,172	326,994
Sekisui House Ltd.	35,570	796,132
SG Holdings Co. Ltd.	15,600	155,577
Shimadzu Corp.	15,026	375,329
Shin-Etsu Chemical Co. Ltd.	110,385	3,149,852
Shionogi & Co. Ltd.	39,962	603,215
Shiseido Co. Ltd.	22,197	420,964
Shizuoka Financial Group, Inc.	24,800	271,127
SMC Corp.	3,732	1,335,473
SoftBank Corp.	1,690,300	2,357,927
SoftBank Group Corp.	53,890	2,756,468
Sompo Holdings, Inc.	48,011	1,461,991
Sony Group Corp.	342,700	8,671,334
Sumitomo Electric Industries Ltd.	46,473	775,630
Sumitomo Forestry Co. Ltd.	8,600	259,278
Sumitomo Mitsui Financial Group, Inc.	207,659	5,339,870
Sumitomo Mitsui Trust Group, Inc.	33,132	833,975
Suntory Beverage & Food Ltd.	8,300	273,831
Sysmex Corp.	25,678	490,193
T&D Holdings, Inc.	26,419	565,447
Takeda Pharmaceutical Co. Ltd.	93,952	2,784,622
TDK Corp.	105,410	1,104,600
Terumo Corp.	76,192	1,433,630
Toho Co. Ltd.	8,000	397,518
Tokio Marine Holdings, Inc.	94,400	3,672,425
Tokyo Electron Ltd.	25,078	3,439,010
Tokyo Gas Co. Ltd.	19,500	620,307
Tokyu Corp.	28,932	325,718
TOPPAN Holdings, Inc.	14,500	396,390
Toray Industries, Inc.	88,250	603,093

5
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Toyo Suisan Kaisha Ltd.	5,400	$ 319,589
Toyota Industries Corp.	9,275	793,265
Toyota Motor Corp.	715,615	12,650,140
Trend Micro, Inc.	6,993	472,083
Unicharm Corp.	57,106	454,837
West Japan Railway Co.	33,120	646,087
Yakult Honsha Co. Ltd.	14,572	277,283
Yamaha Motor Co. Ltd.	50,175	401,717
Yaskawa Electric Corp.	17,700	443,528
Yokogawa Electric Corp.	13,300	259,563
Zensho Holdings Co. Ltd.	6,300	339,724
ZOZO, Inc.	19,200	183,894
		$183,819,868
Netherlands — 4.3%
Aalberts NV	5,731	$195,404
ABN AMRO Bank NV(3)	22,777	479,943
Adyen NV(2)(3)	1,753	2,686,990
Aegon Ltd.	66,078	433,989
AerCap Holdings NV	16,197	1,654,848
Akzo Nobel NV	12,642	778,566
Arcadis NV	3,414	174,291
Argenx SE(2)	3,807	2,246,494
ASM International NV	2,811	1,280,953
ASML Holding NV	20,639	13,658,335
ASR Nederland NV	9,211	529,518
BE Semiconductor Industries NV	4,086	427,013
Euronext NV(3)	4,875	707,519
Ferrovial SE	27,386	1,224,913
IMCD NV	3,640	484,417
ING Groep NV, Series N	173,952	3,407,945
JDE Peet's NV	6,901	150,880
Koninklijke Ahold Delhaize NV	63,852	2,385,193
Koninklijke KPN NV	220,356	933,352
Koninklijke Vopak NV	10,581	459,689
NN Group NV	15,566	866,181
NXP Semiconductors NV	14,771	2,807,376
Prosus NV	78,904	3,665,811
Randstad NV(1)	6,100	253,554
Stellantis NV	132,119	1,481,856
STMicroelectronics NV	31,209	684,336
Universal Music Group NV	51,771	1,429,552
Wolters Kluwer NV	16,028	2,495,498
		$47,984,416
New Zealand — 0.2%
Auckland International Airport Ltd.	78,614	$364,855
Fisher & Paykel Healthcare Corp. Ltd.	26,716	509,858
Meridian Energy Ltd.	60,330	192,019
Xero Ltd.(2)	7,485	731,611
		$1,798,343
Security	Shares	Value
Norway — 0.6%
DNB Bank ASA	51,807	$ 1,363,180
Gjensidige Forsikring ASA	12,137	279,326
Kongsberg Gruppen ASA	5,804	850,954
Mowi ASA	34,904	647,029
Norsk Hydro ASA	204,854	1,184,259
Orkla ASA	62,474	685,120
Salmar ASA	5,001	240,431
Schibsted ASA, Class A	11,091	298,889
Storebrand ASA	27,289	346,140
Telenor ASA	36,586	522,776
Yara International ASA	11,885	358,517
		$6,776,621
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	543,542	$328,641
EDP SA	209,385	705,267
Jeronimo Martins SGPS SA	19,321	409,779
		$1,443,687
Singapore — 1.3%
CapitaLand Ascendas REIT	177,800	$351,305
CapitaLand Integrated Commercial Trust	326,800	507,831
CapitaLand Investment Ltd.	128,100	259,083
DBS Group Holdings Ltd.	99,971	3,433,135
Flex Ltd.(2)	20,684	684,227
Grab Holdings Ltd., Class A(2)	120,254	544,751
Oversea-Chinese Banking Corp. Ltd.	163,471	2,095,048
Sea Ltd. ADR(2)	18,036	2,353,518
Singapore Airlines Ltd.(1)	89,956	453,151
Singapore Exchange Ltd.	46,500	460,351
Singapore Technologies Engineering Ltd.	94,000	472,082
Singapore Telecommunications Ltd.	387,412	982,613
United Overseas Bank Ltd.	65,359	1,844,203
		$14,441,298
South Korea — 3.0%
AMOREPACIFIC Corp.	1,559	$108,005
Doosan Enerbility Co. Ltd.(2)	32,112	515,592
Hana Financial Group, Inc.	15,371	627,603
HD Hyundai Electric Co. Ltd.	1,310	267,344
HMM Co. Ltd.	17,532	234,117
Hyundai Mobis Co. Ltd.	3,926	698,649
Hyundai Motor Co.	12,365	1,670,139
Industrial Bank of Korea	13,893	134,808
Kakao Corp.	18,710	498,780
KakaoBank Corp.	9,271	140,006
KB Financial Group, Inc.	21,493	1,165,000
Kia Corp.	14,183	897,056
Krafton, Inc.(2)	1,857	424,677
KT Corp.	7,272	244,925
LG Chem Ltd.	3,542	595,638

6
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
LG Electronics, Inc.	6,427	$ 339,012
LG Energy Solution Ltd.(2)	3,029	693,798
Meritz Financial Group, Inc.	5,767	482,108
Naver Corp.	8,644	1,129,630
POSCO Holdings, Inc.	10,693	2,039,246
Samsung Biologics Co. Ltd.(2)(3)	1,060	735,651
Samsung C&T Corp.	4,647	371,182
Samsung Electro-Mechanics Co. Ltd.	3,347	296,457
Samsung Electronics Co. Ltd.	299,134	11,859,306
Samsung Heavy Industries Co. Ltd.(2)	40,584	374,362
Samsung Life Insurance Co. Ltd.	4,125	233,187
Samsung SDS Co. Ltd.	2,354	186,409
Shinhan Financial Group Co. Ltd.	23,071	738,338
SK Hynix, Inc.	31,349	4,179,009
SK Square Co. Ltd.(2)	4,805	307,794
SK Telecom Co. Ltd.	5,827	219,489
Woori Financial Group, Inc.	32,388	365,748
		$32,773,065
Spain — 2.4%
Acciona SA	1,468	$192,136
Aena SME SA(3)	4,079	956,949
Amadeus IT Group SA	21,876	1,675,329
Banco Bilbao Vizcaya Argentaria SA(1)	280,923	3,833,916
Banco de Sabadell SA	265,790	746,246
Banco Santander SA	736,327	4,960,568
Bankinter SA	34,415	382,528
CaixaBank SA	196,069	1,527,325
Cellnex Telecom SA(2)(3)	29,949	1,064,649
EDP Renovaveis SA	12,438	103,628
Endesa SA	18,503	490,411
Grifols SA(1)(2)	32,126	286,016
Iberdrola SA	329,709	5,324,165
Industria de Diseno Textil SA	56,297	2,803,133
International Consolidated Airlines Group SA	163,268	552,457
Mapfre SA	63,000	194,101
Merlin Properties Socimi SA	23,269	248,201
Naturgy Energy Group SA	5,676	157,959
Redeia Corp. SA	23,794	477,576
Telefonica SA	178,086	839,387
		$26,816,680
Sweden — 3.3%
AAK AB	12,128	$338,504
AddTech AB, Class B	15,456	452,668
Alfa Laval AB	16,819	721,117
Assa Abloy AB, Class B	61,812	1,855,673
Atlas Copco AB, Class A	238,588	3,811,068
Axfood AB	5,804	130,396
Beijer Ref AB(1)	23,956	336,997
Boliden AB	40,758	1,337,378
Security	Shares	Value
Sweden (continued)
Castellum AB(2)	19,997	$ 220,385
Epiroc AB, Class A	58,344	1,174,717
EQT AB	20,015	610,318
Essity AB, Class B	31,088	883,248
H & M Hennes & Mauritz AB, Class B(1)	29,152	384,517
Hexagon AB, Class B	104,662	1,118,812
Holmen AB, Class B	6,436	254,871
Husqvarna AB, Class B	19,098	90,717
Industrivarden AB, Class A	12,183	447,628
Indutrade AB	14,507	402,016
Investment AB Latour, Class B	9,861	268,416
Investor AB, Class B	116,356	3,470,210
L E Lundbergforetagen AB, Class B	4,524	226,685
Lifco AB, Class B	12,322	437,108
Nibe Industrier AB, Class B	107,459	408,721
Saab AB, Class B	23,063	906,824
Sagax AB, Class B	10,955	229,846
Sandvik AB	65,943	1,386,879
Skandinaviska Enskilda Banken AB, Class A(2)	81,127	1,334,641
Skanska AB, Class B(2)	17,772	392,247
SKF AB, Class B(2)	24,746	501,318
Spotify Technology SA(2)	7,984	4,391,440
SSAB AB, Class A	116,016	719,808
Svenska Cellulosa AB SCA, Class B(2)	37,124	489,821
Svenska Handelsbanken AB, Class A(1)	73,012	825,146
Sweco AB, Class B	8,161	146,482
Swedbank AB, Class A	48,033	1,093,926
Swedish Orphan Biovitrum AB(2)	11,878	340,378
Tele2 AB, Class B	26,729	360,125
Telia Co. AB	114,144	411,585
Trelleborg AB, Class B	12,703	472,445
Volvo AB, Class B(1)(2)	105,175	3,085,661
		$36,470,742
Switzerland — 9.4%
ABB Ltd.	95,236	$4,913,980
Adecco Group AG	9,536	286,754
Alcon AG	25,221	2,393,095
Avolta AG	4,955	217,051
Bachem Holding AG	1,448	85,525
Baloise Holding AG	2,120	444,935
Banque Cantonale Vaudoise	1,552	169,591
Barry Callebaut AG(1)	180	238,394
Belimo Holding AG	579	356,962
BKW AG	797	139,399
Chocoladefabriken Lindt & Spruengli AG PC	120	1,622,332
Chubb Ltd.	18,775	5,669,862
Cie Financiere Richemont SA, Class A	24,706	4,312,822
Clariant AG	14,162	153,480
Coca-Cola HBC AG	11,049	500,406
DSM-Firmenich AG	11,912	1,179,265

7
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Emmi AG	100	$ 91,766
Flughafen Zurich AG	1,193	283,015
Garmin Ltd.	7,376	1,601,551
Geberit AG	4,638	2,905,644
Georg Fischer AG	5,014	366,969
Givaudan SA	529	2,276,072
Helvetia Holding AG	1,364	282,910
Holcim AG	42,659	4,590,669
Julius Baer Group Ltd.	10,314	714,925
Kuehne & Nagel International AG	2,477	572,015
Logitech International SA	7,678	650,597
Lonza Group AG	3,695	2,282,659
Nestle SA	148,127	14,969,211
Novartis AG	97,996	10,884,396
On Holding AG, Class A(2)	10,180	447,106
Partners Group Holding AG	1,056	1,502,901
PSP Swiss Property AG	2,619	409,144
Roche Holding AG	38,538	12,683,920
Schindler Holding AG PC	3,497	1,059,774
SFS Group AG	841	106,288
SGS SA	8,187	815,742
SIG Group AG	13,847	256,022
Sika AG	8,458	2,060,235
Sonova Holding AG	2,601	759,441
Straumann Holding AG	5,269	637,886
Swatch Group AG(1)	1,863	321,268
Swiss Life Holding AG	1,304	1,189,652
Swiss Prime Site AG	4,262	523,025
Swiss Re AG	13,497	2,296,904
Swisscom AG	1,357	781,973
TE Connectivity PLC	17,023	2,405,690
Temenos AG	4,027	312,665
UBS Group AG	150,158	4,612,042
VAT Group AG(3)	1,514	545,739
Zurich Insurance Group AG	6,879	4,801,597
		$103,685,266
Taiwan — 5.3%
Accton Technology Corp.	30,000	$531,510
Advantech Co. Ltd.	27,246	311,320
Airtac International Group	8,000	203,173
Alchip Technologies Ltd.	4,000	337,190
ASE Technology Holding Co. Ltd.	182,904	803,812
Asia Vital Components Co. Ltd.	17,000	240,719
Cathay Financial Holding Co. Ltd.	477,973	891,915
Chailease Holding Co. Ltd.	96,174	340,104
Chang Hwa Commercial Bank Ltd.	431,268	231,922
Cheng Shin Rubber Industry Co. Ltd.	98,000	148,958
Chunghwa Telecom Co. Ltd.	196,055	761,651
CTBC Financial Holding Co. Ltd.	857,000	1,030,397
Delta Electronics, Inc.	100,319	1,109,554
Security	Shares	Value
Taiwan (continued)
E Ink Holdings, Inc.	60,000	$ 488,448
E.Sun Financial Holding Co. Ltd.	868,198	758,967
EVA Airways Corp.	198,000	243,621
Evergreen Marine Corp. Taiwan Ltd.	66,200	443,846
Far EasTone Telecommunications Co. Ltd.	118,073	328,931
First Financial Holding Co. Ltd.	589,094	483,367
Fubon Financial Holding Co. Ltd.	456,988	1,188,294
Gigabyte Technology Co. Ltd.	30,000	223,137
Global Unichip Corp.	4,000	129,996
Globalwafers Co. Ltd.	13,000	126,254
Hotai Motor Co. Ltd.	15,320	280,658
Hua Nan Financial Holdings Co. Ltd.	524,126	443,190
Inventec Corp.	143,000	185,216
Lite-On Technology Corp.	125,000	347,161
MediaTek, Inc.	82,883	3,572,294
Mega Financial Holding Co. Ltd.	633,468	767,843
Nanya Technology Corp.(2)	53,000	60,880
Novatek Microelectronics Corp.	34,000	565,221
President Chain Store Corp.	29,828	225,940
Quanta Computer, Inc.	144,398	1,004,670
Realtek Semiconductor Corp.	26,000	414,505
SinoPac Financial Holdings Co. Ltd.	596,264	404,477
Taishin Financial Holding Co. Ltd.	693,059	361,408
Taiwan Cooperative Financial Holding Co. Ltd.	567,000	413,624
Taiwan Mobile Co. Ltd.	90,748	319,338
Taiwan Semiconductor Manufacturing Co. Ltd.	1,182,240	33,295,404
TCC Group Holdings Co. Ltd.	1,070,000	1,038,269
Unimicron Technology Corp.	78,000	222,196
Uni-President Enterprises Corp.	310,000	755,962
United Microelectronics Corp.	660,000	922,826
Wan Hai Lines Ltd.	99,270	236,563
Wiwynn Corp.	6,000	303,837
Yageo Corp.	23,091	340,096
Yang Ming Marine Transport Corp.	122,000	275,990
Yuanta Financial Holding Co. Ltd.	494,912	507,241
		$58,621,895
United Kingdom — 12.1%
3i Group PLC	53,671	$2,523,643
Admiral Group PLC	16,872	622,915
Anglo American PLC	117,985	3,306,926
Antofagasta PLC	51,174	1,114,136
ARM Holdings PLC ADR(1)(2)	58,040	6,198,092
Ashtead Group PLC	29,386	1,588,805
Associated British Foods PLC	21,710	538,220
AstraZeneca PLC	85,383	12,538,037
Auto Trader Group PLC(3)	50,608	489,360
Aviva PLC	171,718	1,237,587
B&M European Value Retail SA	66,470	224,529
BAE Systems PLC	204,654	4,132,470
Barclays PLC	799,784	3,007,213

8
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Barratt Redrow PLC	73,517	$ 404,406
Beazley PLC	35,193	423,855
Berkeley Group Holdings PLC	6,145	286,001
BP PLC	1,098,255	6,162,803
British Land Co. PLC	52,144	249,661
BT Group PLC(1)	368,849	791,165
Bunzl PLC	21,073	810,602
Centrica PLC	305,679	591,871
Coca-Cola Europacific Partners PLC	14,812	1,289,088
Compass Group PLC	117,553	3,888,215
ConvaTec Group PLC(3)	109,730	366,559
Croda International PLC	10,017	380,563
Diageo PLC	147,789	3,862,114
Diploma PLC	7,669	383,904
GSK PLC	238,403	4,555,926
Haleon PLC	479,325	2,420,688
Halma PLC	26,048	873,951
Hikma Pharmaceuticals PLC	12,351	312,012
Hiscox Ltd.	23,942	364,680
Howden Joinery Group PLC	34,711	324,627
HSBC Holdings PLC	927,371	10,513,116
IMI PLC	15,583	383,326
Informa PLC	95,118	953,738
InterContinental Hotels Group PLC	10,006	1,077,348
Intermediate Capital Group PLC	17,068	434,709
Intertek Group PLC	10,033	652,388
Investec PLC	30,875	191,293
J Sainsbury PLC	137,316	418,550
JD Sports Fashion PLC	156,919	138,753
Kingfisher PLC	100,207	330,082
Land Securities Group PLC	43,388	309,245
Legal & General Group PLC	321,912	1,015,193
Lloyds Banking Group PLC	3,412,775	3,200,896
London Stock Exchange Group PLC	24,217	3,596,882
LondonMetric Property PLC	117,286	278,504
M&G PLC	133,855	344,803
Marks & Spencer Group PLC	132,484	611,658
Melrose Industries PLC	89,177	550,473
Mondi PLC	31,394	468,311
National Grid PLC	279,924	3,651,388
NatWest Group PLC	414,007	2,444,456
Next PLC	6,721	968,329
Pearson PLC	45,857	725,432
Persimmon PLC	18,827	291,197
Phoenix Group Holdings PLC	44,111	327,447
Prudential PLC	142,422	1,536,878
Reckitt Benckiser Group PLC	37,341	2,525,015
RELX PLC	121,214	6,088,654
Rentokil Initial PLC	168,068	762,716
Rightmove PLC	51,908	462,144
Sage Group PLC	57,305	899,707
Security	Shares	Value
United Kingdom (continued)
Schroders PLC	52,561	$ 237,969
Segro PLC	73,905	660,994
Severn Trent PLC	17,535	574,057
Smith & Nephew PLC	59,034	830,167
Smiths Group PLC	26,926	675,653
Spirax Group PLC	5,247	422,980
SSE PLC	63,608	1,310,220
Standard Chartered PLC	112,308	1,666,579
Subsea 7 SA	31,070	496,780
Taylor Wimpey PLC	220,021	309,127
Tesco PLC	455,074	1,957,857
Tritax Big Box REIT PLC	144,496	262,207
Unilever PLC	138,460	8,261,495
UNITE Group PLC	22,917	241,169
United Utilities Group PLC	39,725	518,330
Vistry Group PLC(2)	20,077	148,194
Vodafone Group PLC	1,280,644	1,203,318
Weir Group PLC	20,368	615,303
Whitbread PLC	12,863	409,763
Wise PLC, Class A(2)	44,018	540,316
WPP PLC	80,216	609,563
		$134,369,296
Total Common Stocks (identified cost $895,281,561)		$1,098,742,734

Rights — 0.0%†

Security	Shares	Value
Belgium — 0.0%†
Elia Group SA, Exp. 4/3/25(1)(2)	1,495	$ 7,294
Total Rights (identified cost $0)		$ 7,294

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(1)(2)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

9
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.7%

Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(5)	5,810,807	$ 5,810,807
Total Affiliated Fund (identified cost $5,810,807)		$ 5,810,807
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(6)	12,965,843	$ 12,965,843
Total Securities Lending Collateral (identified cost $12,965,843)		$ 12,965,843
Total Short-Term Investments (identified cost $18,776,650)		$ 18,776,650

Total Investments — 100.8% (identified cost $914,058,211)	$1,117,526,678
Other Assets, Less Liabilities — (0.8)%	$ (9,309,905)
Net Assets — 100.0%	$1,108,216,773

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $28,566,846.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $13,451,434 or 1.2% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	24.8%
Industrials	16.5
Information Technology	14.7
Health Care	10.0
Consumer Discretionary	9.1
Consumer Staples	7.2
Materials	6.2
Communication Services	4.8
Utilities	3.1
Real Estate	1.7
Energy	1.0
Total	99.1%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

10
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $904,593,665) - including $28,566,846 of securities on loan	$1,103,147,606
Investments in securities of affiliated issuers, at value (identified cost $9,464,546)	14,379,072
Cash denominated in foreign currency, at value (cost $2,136,939)	2,131,411
Receivable for investments sold	243,768
Receivable for capital shares sold	1,601,523
Dividends receivable	3,931,231
Dividends receivable - affiliated	136,991
Securities lending income receivable	9,427
Tax reclaims receivable	2,269,702
Receivable from affiliates	10,996
Directors' deferred compensation plan	71,879
Total assets	$1,127,933,606
Liabilities
Payable for investments purchased	$4,669,325
Payable for capital shares redeemed	1,474,652
Deposits for securities loaned	12,965,843
Payable to affiliates:
Investment advisory fee	115,438
Administrative fee	115,568
Distribution and service fees	20,268
Sub-transfer agency fee	2,288
Directors' deferred compensation plan	71,879
Accrued expenses	281,572
Total liabilities	$19,716,833
Net Assets	$1,108,216,773
Sources of Net Assets
Paid-in capital	$970,436,044
Distributable earnings	137,780,729
Net Assets	$1,108,216,773
Class A Shares
Net Assets	$93,304,077
Shares Outstanding	3,053,073
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.56
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$32.08
Class I Shares
Net Assets	$844,528,243
Shares Outstanding	27,241,328
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$31.00
11
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$170,384,453
Shares Outstanding	5,506,909
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,309,353)	$11,067,374
Dividend income - affiliated issuers (net of foreign taxes withheld of $14,657)	174,615
Interest income	479
Securities lending income, net	60,489
Total investment income	$11,302,957
Expenses
Investment advisory fee	$655,187
Administrative fee	655,187
Distribution and service fees:
Class A	118,261
Directors' fees and expenses	30,002
Custodian fees	85,580
Transfer agency fees and expenses	377,955
Accounting fees	122,237
Professional fees	17,143
Registration fees	3,515
Reports to shareholders	26,128
Miscellaneous	40,623
Total expenses	$2,131,818
Waiver and/or reimbursement of expenses by affiliates	$(438,092)
Net expenses	$1,693,726
Net investment income	$9,609,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(3,283,624)
Investment securities - affiliated issuers	12,322
Foreign currency transactions	(195,342)
Net realized loss	$(3,466,644)
Change in unrealized appreciation (depreciation):
Investment securities	$(33,491,088)
Investment securities - affiliated issuers	2,117,290
Foreign currency	(94,244)
Net change in unrealized appreciation (depreciation)	$(31,468,042)
Net realized and unrealized loss	$(34,934,686)
Net decrease in net assets from operations	$(25,325,455)
13
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$9,609,231	$22,793,414
Net realized loss	(3,466,644)	(2,843,408)
Net change in unrealized appreciation (depreciation)	(31,468,042)	208,790,022
Net increase (decrease) in net assets from operations	$(25,325,455)	$228,740,028
Distributions to shareholders:
Class A	$(2,401,905)	$(1,505,980)
Class I	(22,075,468)	(14,152,729)
Class R6	(4,874,385)	(2,748,596)
Total distributions to shareholders	$(29,351,758)	$(18,407,305)
Capital share transactions:
Class A	$(1,890,204)	$8,398,309
Class I	36,428,372	67,374,399
Class R6	5,470,805	22,957,932
Net increase in net assets from capital share transactions	$40,008,973	$98,730,640
Net increase (decrease) in net assets	$(14,668,240)	$309,063,363
Net Assets
At beginning of period	$1,122,885,013	$813,821,650
At end of period	$1,108,216,773	$1,122,885,013
14
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$32.14	$25.84	$21.21	$29.79	$24.08	$22.81
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.62	$0.57	$0.61	$0.61	$0.40
Net realized and unrealized gain (loss)	(1.04)	6.19	4.50	(8.64)	5.33	1.26
Total income (loss) from operations	$(0.81)	$6.81	$5.07	$(8.03)	$5.94	$1.66
Less Distributions
From net investment income	$(0.77)	$(0.51)	$(0.44)	$(0.55)	$(0.23)	$(0.39)
Total distributions	$(0.77)	$(0.51)	$(0.44)	$(0.55)	$(0.23)	$(0.39)
Net asset value — End of period	$30.56	$32.14	$25.84	$21.21	$29.79	$24.08
Total Return(2)	(2.38)%(3)	26.65%	24.06%	(27.50)%	24.74%	7.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,304	$100,082	$72,919	$40,139	$43,359	$25,497
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.63%(5)	0.65%	0.65%	0.65%	0.67%	0.74%
Net expenses	0.54%(5)(6)	0.54%(6)	0.54%(6)	0.54%(6)	0.54%	0.54%
Net investment income	1.50%(5)	2.12%	2.21%	2.27%	2.11%	1.77%
Portfolio Turnover	7%(3)	10%	20%	14%	13%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$32.62	$26.22	$21.49	$30.17	$24.43	$23.12
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.70	$0.64	$0.69	$0.72	$0.51
Net realized and unrealized gain (loss)	(1.06)	6.28	4.56	(8.75)	5.37	1.22
Total income (loss) from operations	$(0.78)	$6.98	$5.20	$(8.06)	$6.09	$1.73
Less Distributions
From net investment income	$(0.84)	$(0.58)	$(0.47)	$(0.62)	$(0.35)	$(0.42)
Total distributions	$(0.84)	$(0.58)	$(0.47)	$(0.62)	$(0.35)	$(0.42)
Net asset value — End of period	$31.00	$32.62	$26.22	$21.49	$30.17	$24.43
Total Return(2)	(2.27)%(3)	26.97%	24.35%	(27.32)%	25.07%	7.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$844,528	$849,121	$621,740	$468,639	$481,361	$197,395
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.38%(5)	0.40%	0.40%	0.40%	0.42%	0.49%
Net expenses	0.29%(5)(6)	0.29%(6)	0.29%(6)	0.29%(6)	0.29%	0.29%
Net investment income	1.78%(5)	2.37%	2.43%	2.52%	2.43%	2.22%
Portfolio Turnover	7%(3)	10%	20%	14%	13%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$32.58	$26.20	$21.48	$30.16	$24.43	$23.12
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.71	$0.65	$0.69	$0.75	$0.49
Net realized and unrealized gain (loss)	(1.05)	6.26	4.56	(8.74)	5.34	1.25
Total income (loss) from operations	$(0.77)	$6.97	$5.21	$(8.05)	$6.09	$1.74
Less Distributions
From net investment income	$(0.87)	$(0.59)	$(0.49)	$(0.63)	$(0.36)	$(0.43)
Total distributions	$(0.87)	$(0.59)	$(0.49)	$(0.63)	$(0.36)	$(0.43)
Net asset value — End of period	$30.94	$32.58	$26.20	$21.48	$30.16	$24.43
Total Return(2)	(2.22)%(3)	26.95%	24.44%	(27.30)%	25.08%	7.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$170,384	$173,681	$119,163	$93,719	$92,734	$29,215
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.30%(5)	0.37%	0.37%	0.37%	0.39%	0.46%
Net expenses	0.26%(5)(6)	0.26%(6)	0.26%(6)	0.26%(6)	0.26%	0.26%
Net investment income	1.79%(5)	2.41%	2.47%	2.52%	2.52%	2.13%
Portfolio Turnover	7%(3)	10%	20%	14%	13%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
17
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
18

Calvert
International Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$57,410,997	$ —	$57,410,997
Austria	—	3,326,003	—	3,326,003
Belgium	262,497	7,656,711	—	7,919,208
Canada	108,836,059	—	—	108,836,059
Denmark	—	21,639,552	—	21,639,552
Finland	—	9,639,467	—	9,639,467
France	—	95,343,609	—	95,343,609
Germany	829,401	83,869,645	—	84,699,046
Hong Kong	—	16,087,242	—	16,087,242
Ireland	1,073,564	10,593,150	—	11,666,714
Israel	4,690,740	2,562,447	—	7,253,187
Italy	—	25,920,473	—	25,920,473
Japan	—	183,819,868	—	183,819,868
Netherlands	4,462,224	43,522,192	—	47,984,416
New Zealand	—	1,798,343	—	1,798,343
Norway	—	6,776,621	—	6,776,621
Portugal	—	1,443,687	—	1,443,687
Singapore	3,582,496	10,858,802	—	14,441,298
South Korea	—	32,773,065	—	32,773,065
Spain	—	26,816,680	—	26,816,680
Sweden	4,391,440	32,079,302	—	36,470,742
Switzerland	10,124,209	93,561,057	—	103,685,266
Taiwan	—	58,621,895	—	58,621,895
United Kingdom	7,487,180	126,882,116	—	134,369,296
Total Common Stocks	$145,739,810	$953,002,924(1)	$ —	$1,098,742,734
Rights	$7,294	$ —	$ —	$7,294
Warrants	—	0	—	0
Short-Term Investments:
Affiliated Fund	5,810,807	—	—	5,810,807
Securities Lending Collateral	12,965,843	—	—	12,965,843
Total Investments	$164,523,754	$953,002,924	$ —	$1,117,526,678

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
19

Calvert
International Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $655,187.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $1,309 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.54%, 0.29% and 0.26% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $436,783.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $655,187.
20

Calvert
International Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $118,261 for Class A shares.
The Fund was informed that EVD received $3,531 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $6,882 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $92,543,370 and $74,937,224, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $31,108,343 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $14,403,605 are short-term and $16,704,738 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$953,273,552
Gross unrealized appreciation	$224,839,665
Gross unrealized depreciation	(60,586,539)
Net unrealized appreciation	$164,253,126
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
21

Calvert
International Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan was $28,566,846 and the total value of collateral received was $30,355,710, comprised of cash of $12,965,843 and U.S. government and/or agencies securities of $17,389,867.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$12,965,843	$ —	$ —	$ —	$12,965,843
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $14,379,072, which represents 1.3% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$6,539,625	$ 346,795	$ (447,767)	$12,322	$2,117,290	$ 8,568,265	$131,917	628,457
Short-Term Investments
Liquidity Fund	895,383	51,390,170	(46,474,746)	—	—	5,810,807	42,698	5,810,807
Total				$12,322	$2,117,290	$14,379,072	$174,615
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
22

Calvert
International Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	342,124	$10,433,674	890,902	$25,637,013
Reinvestment of distributions	57,361	1,660,026	34,907	978,792
Shares redeemed	(460,734)	(13,983,904)	(633,097)	(18,217,496)
Net increase (decrease)	(61,249)	$(1,890,204)	292,712	$8,398,309
Class I
Shares sold	3,501,151	$108,066,448	6,294,400	$184,959,858
Reinvestment of distributions	667,448	19,582,935	462,357	13,135,560
Shares redeemed	(2,954,068)	(91,221,011)	(4,439,664)	(130,721,019)
Net increase	1,214,531	$36,428,372	2,317,093	$67,374,399
Class R6
Shares sold	708,378	$22,019,821	1,451,058	$43,062,368
Reinvestment of distributions	164,574	4,818,739	95,720	2,715,582
Shares redeemed	(696,327)	(21,367,755)	(765,169)	(22,820,018)
Net increase	176,625	$5,470,805	781,609	$22,957,932
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
23

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CDHAX-NCSR 3.31.25

Calvert
US Large-Cap Value Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
US Large-Cap Value Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 102.3%

Security	Shares	Value
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	1,978	$ 627,560
General Electric Co.	38,000	7,605,700
Moog, Inc., Class A	3,940	682,999
Woodward, Inc.	2,533	462,247
		$ 9,378,506
Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	17,214	$ 1,762,714
Expeditors International of Washington, Inc.	7,802	938,190
FedEx Corp.	34,264	8,352,878
GXO Logistics, Inc.(1)	14,158	553,295
United Parcel Service, Inc., Class B	100,984	11,107,230
		$22,714,307
Automobile Components — 0.3%
Aptiv PLC(1)	35,977	$2,140,632
Autoliv, Inc.	10,034	887,507
BorgWarner, Inc.	32,329	926,226
Lear Corp.	9,447	833,414
		$4,787,779
Automobiles — 1.0%
Ford Motor Co.	616,789	$6,186,394
General Motors Co.	157,569	7,410,470
Harley-Davidson, Inc.	22,250	561,812
Rivian Automotive, Inc., Class A(1)(2)	120,722	1,502,989
Thor Industries, Inc.	8,465	641,732
		$16,303,397
Banks — 13.3%
Bank of America Corp.	768,801	$32,082,066
Bank OZK	17,536	761,939
BOK Financial Corp.	3,981	414,621
Cadence Bank	28,560	867,082
Citigroup, Inc.	234,876	16,673,847
Citizens Financial Group, Inc.	76,283	3,125,315
Comerica, Inc.	22,815	1,347,454
Commerce Bancshares, Inc.	23,475	1,460,849
Cullen/Frost Bankers, Inc.	10,467	1,310,468
East West Bancorp, Inc.	24,638	2,211,507
F.N.B. Corp.	65,837	885,508
Fifth Third Bancorp	116,080	4,550,336
First Citizens Bancshares, Inc., Class A	1,187	2,200,840
First Horizon Corp.	89,752	1,742,984
Home BancShares, Inc.	31,313	885,219
Huntington Bancshares, Inc.	247,636	3,717,016
JPMorgan Chase & Co.	307,454	75,418,466
KeyCorp	161,356	2,580,082
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	28,707	$ 5,131,376
Old National Bancorp	54,865	1,162,589
Pinnacle Financial Partners, Inc.	13,287	1,408,954
PNC Financial Services Group, Inc.	56,780	9,980,221
Popular, Inc.	12,449	1,149,914
Regions Financial Corp.	158,602	3,446,421
SouthState Corp.	18,157	1,685,333
Synovus Financial Corp.	24,473	1,143,868
Truist Financial Corp.	198,532	8,169,592
U.S. Bancorp	226,140	9,547,631
Webster Financial Corp.	29,939	1,543,355
Wells Fargo & Co.	385,285	27,659,610
Western Alliance Bancorp	18,885	1,450,935
Wintrust Financial Corp.	10,517	1,182,742
Zions Bancorp NA	25,196	1,256,273
		$228,154,413
Beverages — 2.3%
Coca-Cola Co.	237,688	$17,023,214
Keurig Dr. Pepper, Inc.	209,700	7,175,934
PepsiCo, Inc.	101,040	15,149,938
		$39,349,086
Biotechnology — 0.7%
Apellis Pharmaceuticals, Inc.(1)	10,977	$240,067
Biogen, Inc.(1)	9,550	1,306,822
Blueprint Medicines Corp.(1)	13,165	1,165,234
Cytokinetics, Inc.(1)	21,187	851,506
Exact Sciences Corp.(1)	15,869	686,969
Incyte Corp.(1)	12,561	760,569
Insmed, Inc.(1)	20,949	1,598,199
Ionis Pharmaceuticals, Inc.(1)	14,865	448,477
Madrigal Pharmaceuticals, Inc.(1)	3,536	1,171,229
Revolution Medicines, Inc.(1)	33,725	1,192,516
Roivant Sciences Ltd.(1)(2)	42,803	431,882
United Therapeutics Corp.(1)	3,057	942,382
Vaxcyte, Inc.(1)	25,720	971,187
Viking Therapeutics, Inc.(1)	20,799	502,296
		$12,269,335
Broadline Retail — 0.3%
eBay, Inc.	64,194	$4,347,860
Macy's, Inc.	5,325	66,882
Ollie's Bargain Outlet Holdings, Inc.(1)	5,062	589,014
		$5,003,756
Building Products — 0.7%
A.O. Smith Corp.	4,484	$293,074
Allegion PLC	5,223	681,393
Armstrong World Industries, Inc.	300	42,264

1
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Carrier Global Corp.	1,578	$ 100,045
Fortune Brands Innovations, Inc.	14,032	854,268
Johnson Controls International PLC	76,364	6,117,520
Masco Corp.	10,662	741,435
Owens Corning	18,371	2,623,746
UFP Industries, Inc.	7,312	782,677
Zurn Elkay Water Solutions Corp., Class C	9,865	325,348
		$ 12,561,770
Capital Markets — 7.4%
Affiliated Managers Group, Inc.	5,140	$863,674
Ameriprise Financial, Inc.	14,272	6,909,218
Bank of New York Mellon Corp.	107,387	9,006,548
Blackrock, Inc.	18,216	17,241,080
Blackstone, Inc.	15,895	2,221,803
Carlyle Group, Inc.	21,193	923,803
Cboe Global Markets, Inc.	8,698	1,968,270
Charles Schwab Corp.	108,158	8,466,608
CME Group, Inc.	49,186	13,048,554
Coinbase Global, Inc., Class A(1)	2,312	398,196
Evercore, Inc., Class A	654	130,617
Franklin Resources, Inc.	58,004	1,116,577
Goldman Sachs Group, Inc.	37,544	20,509,912
Hamilton Lane, Inc., Class A	372	55,305
Houlihan Lokey, Inc.	2,250	363,375
Interactive Brokers Group, Inc., Class A	9,163	1,517,301
Intercontinental Exchange, Inc.	53,273	9,189,592
Invesco Ltd.	76,694	1,163,448
Janus Henderson Group PLC	20,642	746,208
Jefferies Financial Group, Inc.	25,496	1,365,821
KKR & Co., Inc.	73,860	8,538,955
MarketAxess Holdings, Inc.	1,603	346,809
Nasdaq, Inc.	43,062	3,266,683
Northern Trust Corp.	34,151	3,368,996
Raymond James Financial, Inc.	32,665	4,537,495
SEI Investments Co.	890	69,091
State Street Corp.	49,507	4,432,362
Stifel Financial Corp.	17,353	1,635,694
T. Rowe Price Group, Inc.	37,622	3,456,333
		$126,858,328
Chemicals — 1.9%
Air Products and Chemicals, Inc.	24,455	$7,212,269
Ashland, Inc.	9,992	592,426
Balchem Corp.	19	3,154
Cabot Corp.	9,232	767,548
Celanese Corp.	22,050	1,251,778
Eastman Chemical Co.	23,185	2,042,830
Ecolab, Inc.	6,511	1,650,669
FMC Corp.	23,431	988,554
International Flavors & Fragrances, Inc.	38,492	2,987,364
Security	Shares	Value
Chemicals (continued)
Linde PLC	16,136	$ 7,513,567
Mosaic Co.	65,434	1,767,372
PPG Industries, Inc.	33,425	3,655,024
RPM International, Inc.	14,422	1,668,337
		$ 32,100,892
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.(1)	31	$ 6,110
MSA Safety, Inc.	4,539	665,826
Republic Services, Inc.	11,965	2,897,445
Waste Management, Inc.	11,306	2,617,452
		$6,186,833
Communications Equipment — 1.5%
Cisco Systems, Inc.	414,033	$25,549,976
F5, Inc.(1)	2,591	689,906
		$26,239,882
Construction & Engineering — 0.2%
AECOM	16,305	$1,511,963
Dycom Industries, Inc.(1)	1,605	244,506
MasTec, Inc.(1)	4,737	552,855
Valmont Industries, Inc.	1,274	363,561
		$2,672,885
Construction Materials — 0.1%
CRH PLC	16,136	$1,419,484
Vulcan Materials Co.	3,456	806,285
		$2,225,769
Consumer Finance — 2.0%
Ally Financial, Inc.	48,539	$1,770,217
American Express Co.	34,250	9,214,962
Capital One Financial Corp.	54,821	9,829,405
Credit Acceptance Corp.(1)	16	8,262
Discover Financial Services	40,829	6,969,510
FirstCash Holdings, Inc.	3,783	455,171
OneMain Holdings, Inc.	20,217	988,207
SLM Corp.	34,125	1,002,251
SoFi Technologies, Inc.(1)	3,116	36,239
Synchrony Financial	68,791	3,641,796
		$33,916,020
Consumer Staples Distribution & Retail — 5.3%
Albertsons Cos., Inc., Class A	87,266	$1,918,979
BJ's Wholesale Club Holdings, Inc.(1)	14,456	1,649,430
Casey's General Stores, Inc.	4,356	1,890,678
Costco Wholesale Corp.	16,140	15,264,889
Dollar General Corp.	30,239	2,658,915
Dollar Tree, Inc.(1)(2)	12,773	958,869

2
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.	119,161	$ 8,066,008
Performance Food Group Co.(1)	32,023	2,517,969
Sprouts Farmers Market, Inc.(1)	10,463	1,597,072
Sysco Corp.	88,794	6,663,102
Target Corp.	61,956	6,465,728
U.S. Foods Holding Corp.(1)	47,564	3,113,540
Walmart, Inc.	436,965	38,361,157
		$ 91,126,336
Containers & Packaging — 1.2%
Amcor PLC	289,835	$2,811,400
AptarGroup, Inc.	6,600	979,308
Avery Dennison Corp.	5,316	946,089
Ball Corp.	9,703	505,235
Berry Global Group, Inc.	23,204	1,619,871
Crown Holdings, Inc.	21,477	1,917,037
Graphic Packaging Holding Co.	56,990	1,479,460
Packaging Corp. of America	13,552	2,683,567
Sealed Air Corp.	26,641	769,925
Silgan Holdings, Inc.	19,023	972,456
Smurfit WestRock PLC	102,508	4,619,010
Sonoco Products Co.	18,134	856,650
		$20,160,008
Distributors — 0.2%
Genuine Parts Co.	17,534	$2,089,001
LKQ Corp.	35,438	1,507,532
		$3,596,533
Diversified Consumer Services — 0.2%
H&R Block, Inc.	20,048	$1,100,836
Service Corp. International	21,480	1,722,696
		$2,823,532
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	28,851	$941,697
W.P. Carey, Inc.	38,020	2,399,442
		$3,341,139
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	864,898	$24,459,315
Verizon Communications, Inc.	513,685	23,300,752
		$47,760,067
Electric Utilities — 3.0%
Alliant Energy Corp.	44,838	$2,885,325
Constellation Energy Corp.	30,579	6,165,644
Evergy, Inc.	39,767	2,741,935
Eversource Energy	60,823	3,777,716
Exelon Corp.	172,162	7,933,225
Security	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.	9,429	$ 1,095,838
NextEra Energy, Inc.	233,945	16,584,361
NRG Energy, Inc.	34,087	3,253,945
Portland General Electric Co.	19,163	854,670
Xcel Energy, Inc.	98,543	6,975,859
		$ 52,268,518
Electrical Equipment — 0.7%
Acuity, Inc.	1,315	$ 346,305
AMETEK, Inc.	1,349	232,217
Atkore, Inc.	250	14,998
GE Vernova, Inc.	23,963	7,315,425
Hubbell, Inc.	435	143,946
Regal Rexnord Corp.	10,272	1,169,467
Rockwell Automation, Inc.	6,798	1,756,467
Sensata Technologies Holding PLC	22,031	534,692
		$11,513,517
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.(1)	6,337	$657,971
Avnet, Inc.	9,916	476,860
CDW Corp.	7,269	1,164,930
Cognex Corp.	1,850	55,185
Coherent Corp.(1)	11,440	742,914
Corning, Inc.	20,874	955,612
Insight Enterprises, Inc.(1)	3,400	509,966
Itron, Inc.(1)	5,642	591,056
Jabil, Inc.	15,250	2,075,067
Littelfuse, Inc.	3,071	604,189
TD SYNNEX Corp.	9,462	983,669
Teledyne Technologies, Inc.(1)	6,155	3,063,405
Vontier Corp.	15,802	519,096
		$12,399,920
Energy Equipment & Services — 0.4%
Baker Hughes Co.	169,502	$7,449,613
		$7,449,613
Entertainment — 0.6%
ROBLOX Corp., Class A(1)	25,105	$1,463,371
Roku, Inc.(1)	10,926	769,627
Take-Two Interactive Software, Inc.(1)	17,356	3,597,031
Warner Bros. Discovery, Inc.(1)	434,910	4,666,584
Warner Music Group Corp., Class A	9,495	297,668
		$10,794,281
Financial Services — 1.0%
Apollo Global Management, Inc.	18,267	$2,501,483
Essent Group Ltd.	18,089	1,044,097
Euronet Worldwide, Inc.(1)	1,307	139,653

3
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Jack Henry & Associates, Inc.	108	$ 19,721
Jackson Financial, Inc., Class A	12,791	1,071,630
MGIC Investment Corp.	38,801	961,489
Mr. Cooper Group, Inc.(1)	10,757	1,286,537
PayPal Holdings, Inc.(1)	117,554	7,670,399
PennyMac Financial Services, Inc.	99	9,911
Radian Group, Inc.	27,147	897,751
Voya Financial, Inc.	17,086	1,157,747
		$16,760,418
Food Products — 2.8%
Bunge Global SA	26,633	$2,035,294
Campbell's Co.	41,067	1,639,395
Conagra Brands, Inc.	99,557	2,655,185
Darling Ingredients, Inc.(1)	32,661	1,020,330
Flowers Foods, Inc.	33,413	635,181
General Mills, Inc.	105,240	6,292,300
Hershey Co.	13,229	2,262,556
Hormel Foods Corp.	57,773	1,787,497
Ingredion, Inc.	13,328	1,802,079
J.M. Smucker Co.	21,306	2,522,843
Kellanova	60,142	4,961,113
Kraft Heinz Co.	183,619	5,587,526
Lamb Weston Holdings, Inc.	9,560	509,548
Lancaster Colony Corp.	981	171,675
McCormick & Co., Inc.	45,221	3,722,140
Mondelez International, Inc., Class A	155,085	10,522,517
		$48,127,179
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	11,275	$809,545
UGI Corp.	39,006	1,289,928
		$2,099,473
Ground Transportation — 0.7%
J.B. Hunt Transport Services, Inc.	7,259	$1,073,969
Knight-Swift Transportation Holdings, Inc.	11,960	520,141
Landstar System, Inc.	1,141	171,378
Lyft, Inc., Class A(1)	31,808	377,561
Ryder System, Inc.	5,967	858,114
Union Pacific Corp.	40,604	9,592,289
XPO, Inc.(1)	1,585	170,514
		$12,763,966
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	101,972	$13,526,586
Baxter International, Inc.	90,169	3,086,485
DENTSPLY SIRONA, Inc.	32,048	478,797
GE HealthCare Technologies, Inc.	33,995	2,743,736
Glaukos Corp.(1)	9,128	898,378
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	133,009	$ 11,952,189
Teleflex, Inc.	1,012	139,848
Zimmer Biomet Holdings, Inc.	24,450	2,767,251
		$ 35,593,270
Health Care Providers & Services — 4.3%
Centene Corp.(1)	96,283	$ 5,845,341
Cigna Group	32,164	10,581,956
CVS Health Corp.	176,289	11,943,580
DaVita, Inc.(1)	8,076	1,235,386
Elevance Health, Inc.	29,410	12,792,173
Encompass Health Corp.	14,672	1,485,980
Ensign Group, Inc.	2,385	308,619
Henry Schein, Inc.(1)	19,026	1,303,091
Humana, Inc.	23,288	6,162,005
Labcorp Holdings, Inc.	3,375	785,497
Molina Healthcare, Inc.(1)	9,977	3,286,324
Option Care Health, Inc.(1)	4,264	149,027
Quest Diagnostics, Inc.	21,380	3,617,496
UnitedHealth Group, Inc.	27,445	14,374,319
		$73,870,794
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	8,548	$790,775
Healthcare Realty Trust, Inc.	46,822	791,292
Healthpeak Properties, Inc.	123,495	2,497,069
Omega Healthcare Investors, Inc.	46,050	1,753,584
Ventas, Inc.	62,264	4,281,273
Welltower, Inc.	27,654	4,236,869
		$14,350,862
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	30,373	$431,600
		$431,600
Hotels, Restaurants & Leisure — 0.6%
Aramark	54,118	$1,868,153
Darden Restaurants, Inc.	16,578	3,444,245
DoorDash, Inc., Class A(1)	7,445	1,360,723
Starbucks Corp.	19,801	1,942,280
Vail Resorts, Inc.	3,271	523,425
Wyndham Hotels & Resorts, Inc.	4,097	370,820
		$9,509,646
Household Durables — 1.1%
D.R. Horton, Inc.	44,654	$5,676,863
KB Home	10,842	630,137
Lennar Corp., Class A	41,833	4,801,592
Meritage Homes Corp.	10,952	776,278
Mohawk Industries, Inc.(1)	6,439	735,205

4
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
PulteGroup, Inc.	29,307	$ 3,012,760
Somnigroup International, Inc.(2)	2,920	174,850
Taylor Morrison Home Corp.(1)	17,211	1,033,348
Toll Brothers, Inc.	16,348	1,726,185
Whirlpool Corp.	7,649	689,404
		$ 19,256,622
Household Products — 1.8%
Church & Dwight Co., Inc.	9,150	$ 1,007,323
Colgate-Palmolive Co.	26,748	2,506,288
Kimberly-Clark Corp.	32,287	4,591,857
Procter & Gamble Co.	129,866	22,131,764
		$30,237,232
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	43,798	$543,971
Brookfield Renewable Corp.(2)	24,844	693,644
Clearway Energy, Inc., Class C	16,047	485,743
		$1,723,358
Industrial REITs — 1.2%
Americold Realty Trust, Inc.	43,806	$940,077
EastGroup Properties, Inc.	6,461	1,138,105
First Industrial Realty Trust, Inc.	21,052	1,135,966
Prologis, Inc.	114,941	12,849,255
Rexford Industrial Realty, Inc.	40,855	1,599,473
STAG Industrial, Inc.	33,976	1,227,213
Terreno Realty Corp.	17,709	1,119,563
		$20,009,652
Insurance — 6.5%
Aflac, Inc.	77,964	$8,668,817
Allstate Corp.	7,772	1,609,348
American Financial Group, Inc.	12,097	1,588,820
American International Group, Inc.	96,359	8,377,451
Aon PLC, Class A	6,222	2,483,138
Arch Capital Group Ltd.	62,687	6,029,236
Axis Capital Holdings Ltd.	12,543	1,257,310
Brown & Brown, Inc.	11,255	1,400,122
Cincinnati Financial Corp.	26,362	3,894,195
Everest Group Ltd.	7,681	2,790,738
First American Financial Corp.	17,210	1,129,492
Globe Life, Inc.	14,165	1,865,814
Hanover Insurance Group, Inc.	5,111	889,058
Hartford Insurance Group, Inc.	49,057	6,069,823
Lincoln National Corp.	31,169	1,119,279
Marsh & McLennan Cos., Inc.	21,217	5,177,584
MetLife, Inc.	62,099	4,985,929
Old Republic International Corp.	42,000	1,647,240
Primerica, Inc.	5,588	1,589,954
Security	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	39,423	$ 3,326,118
Progressive Corp.	47,744	13,512,029
Prudential Financial, Inc.	62,246	6,951,633
Reinsurance Group of America, Inc.	11,814	2,326,177
RenaissanceRe Holdings Ltd.	8,146	1,955,040
Selective Insurance Group, Inc.	11,259	1,030,649
Travelers Cos., Inc.	35,286	9,331,736
Unum Group	31,172	2,539,271
W.R. Berkley Corp.	47,032	3,346,797
White Mountains Insurance Group Ltd.	465	895,502
Willis Towers Watson PLC	9,954	3,363,954
		$111,152,254
Interactive Media & Services — 0.1%
Snap, Inc., Class A(1)	107,693	$938,006
		$938,006
IT Services — 2.4%
Accenture PLC, Class A	15,676	$4,891,539
Akamai Technologies, Inc.(1)	7,213	580,647
Amdocs Ltd.	12,748	1,166,442
Cognizant Technology Solutions Corp., Class A	61,538	4,707,657
EPAM Systems, Inc.(1)	310	52,340
GoDaddy, Inc., Class A(1)	6,549	1,179,737
International Business Machines Corp.	109,705	27,279,245
Kyndryl Holdings, Inc.(1)	29,141	915,027
Twilio, Inc., Class A(1)	11,802	1,155,534
		$41,928,168
Leisure Products — 0.1%
Brunswick Corp.	11,964	$644,262
Hasbro, Inc.	16,382	1,007,329
Mattel, Inc.(1)	32,031	622,362
		$2,273,953
Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc., Class A(1)	3,477	$846,858
Bruker Corp.	275	11,478
Charles River Laboratories International, Inc.(1)	5,176	779,092
Danaher Corp.	35,246	7,225,430
Illumina, Inc.(1)	17,294	1,372,106
Thermo Fisher Scientific, Inc.	6,602	3,285,155
		$13,520,119
Machinery — 4.1%
AGCO Corp.	11,668	$1,080,107
Allison Transmission Holdings, Inc.	9,315	891,166
Caterpillar, Inc.	26,203	8,641,749
CNH Industrial NV	170,283	2,091,075
Cummins, Inc.	19,980	6,262,531

5
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Deere & Co.	31,442	$ 14,757,303
Donaldson Co., Inc.	7,981	535,206
Dover Corp.	18,109	3,181,389
ESAB Corp.	3,966	462,039
Federal Signal Corp.	1,260	92,673
Flowserve Corp.	17,008	830,671
Fortive Corp.	38,531	2,819,698
Franklin Electric Co., Inc.	2,640	247,843
IDEX Corp.	4,078	737,996
Illinois Tool Works, Inc.	6,968	1,728,134
Middleby Corp.(1)	7,568	1,150,185
Mueller Industries, Inc.	8,985	684,118
Nordson Corp.	2,119	427,445
Oshkosh Corp.	12,225	1,150,128
Otis Worldwide Corp.	6,959	718,169
PACCAR, Inc.	69,766	6,793,115
Parker-Hannifin Corp.	8,084	4,913,859
Pentair PLC	15,289	1,337,482
Snap-on, Inc.	9,435	3,179,689
Stanley Black & Decker, Inc.	32,109	2,468,540
Timken Co.	11,480	825,068
Toro Co.	3,742	272,230
Watts Water Technologies, Inc., Class A	742	151,309
Westinghouse Air Brake Technologies Corp.	9,235	1,674,767
Xylem, Inc.	8,648	1,033,090
		$71,138,774
Media — 1.8%
Charter Communications, Inc., Class A(1)	13,432	$4,950,095
Comcast Corp., Class A	473,101	17,457,427
Interpublic Group of Cos., Inc.	71,399	1,939,197
Liberty Broadband Corp., Class C(1)	12,494	1,062,615
New York Times Co., Class A	3,842	190,563
Nexstar Media Group, Inc.	4,929	883,375
Omnicom Group, Inc.	35,628	2,953,917
Paramount Global, Class B	105,879	1,266,313
		$30,703,502
Metals & Mining — 0.9%
ATI, Inc.(1)	15,320	$797,100
Commercial Metals Co.	35,995	1,656,130
Nucor Corp.	42,627	5,129,733
Reliance, Inc.	13,650	3,941,438
Steel Dynamics, Inc.	31,181	3,900,119
		$15,424,520
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.(2)	164,914	$1,579,876
Annaly Capital Management, Inc.	23,424	475,741
Rithm Capital Corp.	89,890	1,029,241
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.(2)	55,472	$ 1,096,682
		$ 4,181,540
Multi-Utilities — 3.0%
Ameren Corp.	45,303	$ 4,548,421
CMS Energy Corp.	50,374	3,783,591
Consolidated Edison, Inc.	59,076	6,533,215
Dominion Energy, Inc.	140,676	7,887,703
DTE Energy Co.	35,211	4,868,625
NiSource, Inc.	79,154	3,173,284
Public Service Enterprise Group, Inc.	86,727	7,137,632
Sempra	108,929	7,773,174
WEC Energy Group, Inc.	54,503	5,939,737
		$51,645,382
Office REITs — 0.2%
BXP, Inc.	27,509	$1,848,330
COPT Defense Properties	12,448	339,457
Vornado Realty Trust	31,580	1,168,144
		$3,355,931
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.	112,634	$5,559,614
		$5,559,614
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	886	$81,494
		$81,494
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	100,101	$4,364,404
		$4,364,404
Personal Care Products — 0.2%
Kenvue, Inc.	143,382	$3,438,300
		$3,438,300
Pharmaceuticals — 1.2%
Elanco Animal Health, Inc.(1)	60,372	$633,906
Organon & Co.	49,191	732,454
Pfizer, Inc.	708,492	17,953,187
Royalty Pharma PLC, Class A	67,041	2,086,987
		$21,406,534
Professional Services — 1.0%
Automatic Data Processing, Inc.	26,029	$7,952,640
Booz Allen Hamilton Holding Corp.	4,727	494,350
Broadridge Financial Solutions, Inc.	3,048	739,018
FTI Consulting, Inc.(1)	2,804	460,080
Genpact Ltd.	20,346	1,025,032

6
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Maximus, Inc.	9,631	$ 656,738
Paychex, Inc.	17,557	2,708,694
Paycom Software, Inc.	554	121,038
Robert Half, Inc.	16,161	881,583
Science Applications International Corp.	5,952	668,231
SS&C Technologies Holdings, Inc.	13,624	1,138,013
TransUnion	8,866	735,789
TriNet Group, Inc.	2,985	236,531
		$17,817,737
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	29,742	$3,889,659
Jones Lang LaSalle, Inc.(1)	8,277	2,051,951
Zillow Group, Inc., Class C(1)	25,554	1,751,982
		$7,693,592
Residential REITs — 1.5%
AvalonBay Communities, Inc.	24,770	$5,316,137
Camden Property Trust	18,303	2,238,457
Equity LifeStyle Properties, Inc.	20,376	1,359,079
Equity Residential	64,267	4,600,232
Essex Property Trust, Inc.	10,711	3,283,671
Invitation Homes, Inc.	79,994	2,787,791
Mid-America Apartment Communities, Inc.	19,483	3,264,961
Sun Communities, Inc.	10,257	1,319,461
UDR, Inc.	50,729	2,291,429
		$26,461,218
Retail REITs — 1.5%
Brixmor Property Group, Inc.	49,500	$1,314,225
Federal Realty Investment Trust	12,445	1,217,370
Kimco Realty Corp.	117,805	2,502,178
Kite Realty Group Trust	40,688	910,190
NNN REIT, Inc.	29,504	1,258,346
Realty Income Corp.	141,878	8,230,343
Regency Centers Corp.	31,968	2,357,960
Simon Property Group, Inc.	48,367	8,032,791
		$25,823,403
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	5,819	$1,173,518
Intel Corp.	584,358	13,270,770
Marvell Technology, Inc.	43,963	2,706,802
Microchip Technology, Inc.	2,610	126,350
Micron Technology, Inc.	122,378	10,633,425
MKS Instruments, Inc.	9,029	723,674
Qorvo, Inc.(1)	6,776	490,650
Skyworks Solutions, Inc.	20,024	1,294,151
Texas Instruments, Inc.	30,622	5,502,773
		$35,922,113
Security	Shares	Value
Software — 0.8%
Atlassian Corp., Class A(1)	18,019	$ 3,823,812
CCC Intelligent Solutions Holdings, Inc.(1)	36,481	329,424
Confluent, Inc., Class A(1)	11,823	277,131
Dolby Laboratories, Inc., Class A	3,633	291,766
Guidewire Software, Inc.(1)	6,706	1,256,436
MARA Holdings, Inc.(1)(2)	21,466	246,859
Nutanix, Inc., Class A(1)	35,264	2,461,780
Palo Alto Networks, Inc.(1)	13,410	2,288,282
Roper Technologies, Inc.	5,217	3,075,839
Tenable Holdings, Inc.(1)	2,000	69,960
Varonis Systems, Inc.(1)	11,259	455,427
		$14,576,716
Specialized REITs — 2.6%
American Tower Corp.	33,953	$7,388,173
Crown Castle, Inc.	75,453	7,864,466
CubeSmart	38,273	1,634,640
Digital Realty Trust, Inc.	53,945	7,729,779
Equinix, Inc.	7,033	5,734,357
Extra Space Storage, Inc.	35,772	5,311,784
Lamar Advertising Co., Class A	10,643	1,210,960
Millrose Properties, Inc.(1)	20,916	554,483
Public Storage	17,495	5,236,079
Weyerhaeuser Co.	93,418	2,735,279
		$45,400,000
Specialty Retail — 2.1%
Asbury Automotive Group, Inc.(1)	2,748	$606,868
AutoNation, Inc.(1)	3,905	632,298
Bath & Body Works, Inc.	23,070	699,482
Best Buy Co., Inc.	25,446	1,873,080
Burlington Stores, Inc.(1)	761	181,369
CarMax, Inc.(1)	21,155	1,648,398
Carvana Co.(1)	11,510	2,406,511
Chewy, Inc., Class A(1)	8,846	287,584
Dick's Sporting Goods, Inc.	4,119	830,226
Five Below, Inc.(1)	1,641	122,952
Floor & Decor Holdings, Inc., Class A(1)	820	65,985
GameStop Corp., Class A(1)	34,209	763,545
Gap, Inc.	23,594	486,272
Home Depot, Inc.	37,236	13,646,622
Lithia Motors, Inc., Class A	3,497	1,026,509
Lowe's Cos., Inc.	34,975	8,157,219
Penske Automotive Group, Inc.	2,304	331,730
Ross Stores, Inc.	5,156	658,885
Signet Jewelers Ltd.	6,364	369,494
Tractor Supply Co.	17,260	951,026
Williams-Sonoma, Inc.	1,758	277,940
		$36,023,995

7
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies, Inc., Class C	1,623	$ 147,936
Hewlett Packard Enterprise Co.	175,945	2,714,831
HP, Inc.	130,279	3,607,426
NetApp, Inc.	10,840	952,186
Sandisk Corp.(1)	9,098	433,156
Seagate Technology Holdings PLC	21,861	1,857,092
Western Digital Corp.(1)	27,295	1,103,537
		$ 10,816,164
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co.	3,747	$283,610
NIKE, Inc., Class B	11,742	745,382
PVH Corp.	7,959	514,470
Ralph Lauren Corp.	2,956	652,508
Skechers USA, Inc., Class A(1)	8,589	487,683
Tapestry, Inc.	26,997	1,900,859
VF Corp.	52,528	815,235
		$5,399,747
Trading Companies & Distributors — 0.4%
Air Lease Corp.	19,449	$939,581
Applied Industrial Technologies, Inc.	2,280	513,775
Beacon Roofing Supply, Inc.(1)	194	23,998
Boise Cascade Co.	4,321	423,847
Core & Main, Inc., Class A(1)	2,101	101,499
Ferguson Enterprises, Inc.	7,537	1,207,654
GATX Corp.	6,565	1,019,348
MSC Industrial Direct Co., Inc., Class A	6,782	526,758
SiteOne Landscape Supply, Inc.(1)	470	57,077
United Rentals, Inc.	1,354	848,552
Watsco, Inc.	1,691	859,535
WESCO International, Inc.	6,385	991,590
		$7,513,214
Water Utilities — 0.4%
American Water Works Co., Inc.	30,705	$4,529,602
Essential Utilities, Inc.	47,380	1,872,931
		$6,402,533
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	39,924	$10,648,130
		$10,648,130
Total Common Stocks (identified cost $1,380,904,037)		$1,760,301,551

Short-Term Investments — 0.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	1,906,646	$ 1,906,646
Total Affiliated Fund (identified cost $1,906,646)		$ 1,906,646
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(4)	250,293	$ 250,293
Total Securities Lending Collateral (identified cost $250,293)		$ 250,293
Total Short-Term Investments (identified cost $2,156,939)		$ 2,156,939
Total Investments — 102.4% (identified cost $1,383,060,976)		$1,762,458,490
Other Assets, Less Liabilities — (2.4)%		$ (41,184,030)
Net Assets — 100.0%		$1,721,274,460

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $4,658,539.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

8
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,381,154,330) - including $4,658,539 of securities on loan	$1,760,551,844
Investments in securities of affiliated issuers, at value (identified cost $1,906,646)	1,906,646
Cash	276
Cash denominated in foreign currency, at value (cost $1,001)	1,094
Receivable for capital shares sold	1,592,538
Dividends receivable	2,196,060
Dividends receivable - affiliated	4,841
Securities lending income receivable	452
Receivable from affiliates	150,828
Directors' deferred compensation plan	202,529
Total assets	$1,766,607,108
Liabilities
Payable for capital shares redeemed	$44,186,552
Deposits for securities loaned	250,293
Payable to affiliates:
Investment advisory fee	180,530
Administrative fee	180,687
Distribution and service fees	25,158
Sub-transfer agency fee	6,366
Directors' deferred compensation plan	202,529
Accrued expenses	300,533
Total liabilities	$45,332,648
Net Assets	$1,721,274,460
Sources of Net Assets
Paid-in capital	$1,339,976,635
Distributable earnings	381,297,825
Net Assets	$1,721,274,460
Class A Shares
Net Assets	$118,174,257
Shares Outstanding	3,673,960
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$32.17
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$33.77
Class I Shares
Net Assets	$1,463,693,181
Shares Outstanding	45,165,830
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$32.41
9
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$139,407,022
Shares Outstanding	4,310,269
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$32.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.
10
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $5,766)	$22,961,284
Dividend income - affiliated issuers	22,712
Securities lending income, net	5,267
Total investment income	$22,989,263
Expenses
Investment advisory fee	$1,093,369
Administrative fee	1,093,369
Distribution and service fees:
Class A	144,365
Directors' fees and expenses	49,796
Custodian fees	15,106
Transfer agency fees and expenses	680,060
Accounting fees	186,166
Professional fees	25,610
Registration fees	35,020
Reports to shareholders	62,542
Miscellaneous	34,529
Total expenses	$3,419,932
Waiver and/or reimbursement of expenses by affiliates	$(1,109,449)
Net expenses	$2,310,483
Net investment income	$20,678,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$22,174,059
Net realized gain	$22,174,059
Change in unrealized appreciation (depreciation):
Investment securities	$(43,147,189)
Foreign currency	(32)
Net change in unrealized appreciation (depreciation)	$(43,147,221)
Net realized and unrealized loss	$(20,973,162)
Net decrease in net assets from operations	$(294,382)
11
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$20,678,780	$39,706,540
Net realized gain	22,174,059	101,827,471
Net change in unrealized appreciation (depreciation)	(43,147,221)	319,114,628
Net increase (decrease) in net assets from operations	$(294,382)	$460,648,639
Distributions to shareholders:
Class A	$(6,389,501)	$(1,803,258)
Class I	(91,201,712)	(31,647,601)
Class R6	(8,161,277)	(2,813,197)
Total distributions to shareholders	$(105,752,490)	$(36,264,056)
Capital share transactions:
Class A	$12,850,328	$(3,018,332)
Class I	(64,447,155)	(161,674,991)
Class R6	(1,795,602)	(4,656,996)
Net decrease in net assets from capital share transactions	$(53,392,429)	$(169,350,319)
Net increase (decrease) in net assets	$(159,439,301)	$255,034,264
Net Assets
At beginning of period	$1,880,713,761	$1,625,679,497
At end of period	$1,721,274,460	$1,880,713,761
12
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$34.16	$26.88	$24.86	$30.72	$23.00	$23.38
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.61	$0.58	$0.51	$0.46	$0.46
Net realized and unrealized gain (loss)	(0.38)	7.21	1.94	(5.11)	7.69	(0.35)
Total income (loss) from operations	$(0.04)	$7.82	$2.52	$(4.60)	$8.15	$0.11
Less Distributions
From net investment income	$(0.63)	$(0.54)	$(0.50)	$(0.38)	$(0.33)	$(0.34)
From net realized gain	(1.32)	—	—	(0.88)	(0.10)	(0.15)
Total distributions	$(1.95)	$(0.54)	$(0.50)	$(1.26)	$(0.43)	$(0.49)
Net asset value — End of period	$32.17	$34.16	$26.88	$24.86	$30.72	$23.00
Total Return(2)	(0.28)%(3)	29.37%	10.13%	(15.75)%	35.76%	0.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,174	$112,280	$91,071	$90,131	$87,085	$47,993
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.61%(5)	0.62%	0.63%	0.61%	0.61%	0.63%
Net expenses	0.49%(5)(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%	0.49%
Net investment income	2.04%(5)	2.01%	2.10%	1.73%	1.59%	2.07%
Portfolio Turnover	4%(3)	33%	31%	34%	34%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$34.43	$27.10	$25.04	$30.92	$23.16	$23.53
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.69	$0.66	$0.59	$0.54	$0.52
Net realized and unrealized gain (loss)	(0.38)	7.26	1.96	(5.14)	7.72	(0.35)
Total income (loss) from operations	$0.00(2)	$7.95	$2.62	$(4.55)	$8.26	$0.17
Less Distributions
From net investment income	$(0.70)	$(0.62)	$(0.56)	$(0.45)	$(0.40)	$(0.39)
From net realized gain	(1.32)	—	—	(0.88)	(0.10)	(0.15)
Total distributions	$(2.02)	$(0.62)	$(0.56)	$(1.33)	$(0.50)	$(0.54)
Net asset value — End of period	$32.41	$34.43	$27.10	$25.04	$30.92	$23.16
Total Return(3)	(0.15)%(4)	29.70%	10.41%	(15.52)%	36.03%	0.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,463,693	$1,618,939	$1,412,587	$1,492,096	$1,524,045	$668,670
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.37%(6)	0.37%	0.38%	0.36%	0.36%	0.38%
Net expenses	0.24%(6)(7)	0.24%(7)	0.24%(7)	0.24%(7)	0.24%	0.24%
Net investment income	2.28%(6)	2.26%	2.36%	1.98%	1.83%	2.31%
Portfolio Turnover	4%(4)	33%	31%	34%	34%	32%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$34.39	$27.07	$25.05	$31.03
Income (Loss) From Operations
Net investment income(2)	$0.39	$0.70	$0.66	$0.41
Net realized and unrealized gain (loss)	(0.39)	7.26	1.97	(6.39)
Total income (loss) from operations	$0.00(3)	$7.96	$2.63	$(5.98)
Less Distributions
From net investment income	$(0.73)	$(0.64)	$(0.61)	$ —
From net realized gain	(1.32)	—	—	—
Total distributions	$(2.05)	$(0.64)	$(0.61)	$ —
Net asset value — End of period	$32.34	$34.39	$27.07	$25.05
Total Return(4)	(0.16)%(5)	29.79%	10.44%	(19.27)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,407	$149,495	$122,021	$28,633
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.29%(7)	0.32%	0.33%	0.31%(7)
Net expenses	0.19%(7)(8)	0.19%(8)	0.19%(8)	0.19%(7)(8)
Net investment income	2.33%(7)	2.31%	2.37%	2.21%(7)
Portfolio Turnover	4%(5)	33%	31%	34%(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
(9)	For the year ended September 30, 2022.
15
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,760,301,551(1)	$ —	$ —	$1,760,301,551
Short-Term Investments:
Affiliated Fund	1,906,646	—	—	1,906,646
Securities Lending Collateral	250,293	—	—	250,293
Total Investments	$1,762,458,490	$ —	$ —	$1,762,458,490

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Translation— Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
17

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $1,093,369.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $922 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.19% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $1,108,527.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $1,093,369.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $144,365 for Class A shares.
The Fund was informed that EVD received $9,309 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $13,699 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $79,726,570 and $176,686,763, respectively.
18

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,411,417,026
Gross unrealized appreciation	$456,031,486
Gross unrealized depreciation	(104,990,022)
Net unrealized appreciation	$351,041,464
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan was $4,658,539 and the total value of collateral received was $4,808,117, comprised of cash of $250,293 and U.S. government and/or agencies securities of $4,557,824.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$250,293	$ —	$ —	$ —	$250,293
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
19

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,906,646, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,734,952	$57,757,954	$(57,586,260)	$ —	$ —	$1,906,646	$22,712	1,906,646
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	685,161	$22,829,419	617,589	$18,566,950
Reinvestment of distributions	178,236	5,894,278	55,432	1,625,259
Shares redeemed	(476,407)	(15,873,369)	(773,497)	(23,210,541)
Net increase (decrease)	386,990	$12,850,328	(100,476)	$(3,018,332)
Class I
Shares sold	4,164,570	$139,106,099	8,565,799	$256,935,906
Reinvestment of distributions	2,070,313	68,920,718	819,995	24,189,858
Shares redeemed	(8,086,400)	(272,473,972)	(14,496,835)	(442,800,755)
Net decrease	(1,851,517)	$(64,447,155)	(5,111,041)	$(161,674,991)
Class R6
Shares sold	417,117	$14,151,641	584,564	$18,169,498
Reinvestment of distributions	223,938	7,439,224	89,633	2,639,686
Shares redeemed	(678,191)	(23,386,467)	(834,588)	(25,466,180)
Net decrease	(37,136)	$(1,795,602)	(160,391)	$(4,656,996)
20

CFJAX-NCSR 3.31.25

Calvert
US Mid-Cap Core Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
US Mid-Cap Core Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.(1)	3,619	$ 1,903,413
Curtiss-Wright Corp.	2,015	639,299
HEICO Corp.	5,363	1,432,940
Hexcel Corp.	4,280	234,373
Moog, Inc., Class A	1,608	278,747
Woodward, Inc.	2,821	514,804
		$ 5,003,576
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	8,528	$873,267
Expeditors International of Washington, Inc.	8,482	1,019,960
GXO Logistics, Inc.(1)	6,359	248,510
		$2,141,737
Automobile Components — 0.5%
Aptiv PLC(1)	14,608	$869,176
Autoliv, Inc.	5,751	508,676
BorgWarner, Inc.	15,181	434,935
Lear Corp.	4,076	359,585
Modine Manufacturing Co.(1)	3,444	264,327
		$2,436,699
Automobiles — 0.3%
Harley-Davidson, Inc.	9,208	$232,502
Rivian Automotive, Inc., Class A(1)(2)	56,375	701,869
Thor Industries, Inc.	3,377	256,010
		$1,190,381
Banks — 3.0%
Bank OZK	5,334	$231,762
BOK Financial Corp.	1,074	111,857
Cadence Bank	8,724	264,861
Citizens Financial Group, Inc.	20,383	835,091
Comerica, Inc.	6,295	371,783
Commerce Bancshares, Inc.	5,934	369,273
Cullen/Frost Bankers, Inc.	2,855	357,446
East West Bancorp, Inc.	6,676	599,238
F.N.B. Corp.	15,844	213,102
Fifth Third Bancorp	31,228	1,224,138
First Citizens Bancshares, Inc., Class A	485	899,248
First Horizon Corp.	24,837	482,334
Home BancShares, Inc.	9,231	260,960
Huntington Bancshares, Inc.	67,946	1,019,869
KeyCorp	43,044	688,274
M&T Bank Corp.	7,722	1,380,307
Old National Bancorp	13,763	291,638
Pinnacle Financial Partners, Inc.	3,621	383,971
Popular, Inc.	3,387	312,857
Security	Shares	Value
Banks (continued)
Regions Financial Corp.	43,172	$ 938,128
SouthState Corp.	4,759	441,730
Synovus Financial Corp.	6,940	324,376
Webster Financial Corp.	7,660	394,873
Western Alliance Bancorp	5,130	394,138
Wintrust Financial Corp.	2,915	327,821
Zions Bancorp NA	6,957	346,876
		$ 13,465,951
Beverages — 0.2%
Celsius Holdings, Inc.(1)	8,708	$310,179
Coca-Cola Consolidated, Inc.	303	409,050
		$719,229
Biotechnology — 2.2%
Alnylam Pharmaceuticals, Inc.(1)	6,420	$1,733,528
Apellis Pharmaceuticals, Inc.(1)	4,819	105,391
Biogen, Inc.(1)	7,464	1,021,374
BioMarin Pharmaceutical, Inc.(1)	9,275	655,650
Blueprint Medicines Corp.(1)	3,369	298,190
Cytokinetics, Inc.(1)	5,582	224,341
Exact Sciences Corp.(1)	8,965	388,095
Exelixis, Inc.(1)	13,888	512,745
Halozyme Therapeutics, Inc.(1)	6,684	426,506
Incyte Corp.(1)	7,801	472,350
Insmed, Inc.(1)	8,592	655,484
Ionis Pharmaceuticals, Inc.(1)	7,206	217,405
Krystal Biotech, Inc.(1)	1,195	215,458
Madrigal Pharmaceuticals, Inc.(1)	903	299,101
Neurocrine Biosciences, Inc.(1)	4,843	535,636
Revolution Medicines, Inc.(1)	8,333	294,655
Roivant Sciences Ltd.(1)(2)	20,867	210,548
Sarepta Therapeutics, Inc.(1)	4,370	278,893
United Therapeutics Corp.(1)	2,215	682,818
Vaxcyte, Inc.(1)	5,909	223,124
Viking Therapeutics, Inc.(1)	5,311	128,261
		$9,579,553
Broadline Retail — 0.5%
eBay, Inc.	21,106	$1,429,509
Etsy, Inc.(1)	4,657	219,717
Macy's, Inc.	12,578	157,980
Ollie's Bargain Outlet Holdings, Inc.(1)	3,018	351,175
		$2,158,381
Building Products — 1.6%
A.O. Smith Corp.	6,133	$400,853
AAON, Inc.	3,500	273,455
Advanced Drainage Systems, Inc.	3,874	420,910
Allegion PLC	4,614	601,942

1
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Armstrong World Industries, Inc.	2,103	$ 296,271
AZEK Co., Inc.(1)	6,261	306,100
Carlisle Cos., Inc.	2,823	961,231
Fortune Brands Innovations, Inc.	5,490	334,231
Lennox International, Inc.	1,719	964,067
Masco Corp.	9,936	690,949
Owens Corning	5,723	817,359
Simpson Manufacturing Co., Inc.	2,339	367,410
Trex Co., Inc.(1)	4,626	268,771
UFP Industries, Inc.	2,816	301,425
Zurn Elkay Water Solutions Corp., Class C	6,565	216,514
		$7,221,488
Capital Markets — 5.3%
Affiliated Managers Group, Inc.	1,402	$235,578
Ameriprise Financial, Inc.	4,709	2,279,674
Ares Management Corp., Class A	9,161	1,343,094
Bank of New York Mellon Corp.	32,972	2,765,362
Blue Owl Capital, Inc.	24,206	485,088
Carlyle Group, Inc.	10,415	453,990
Cboe Global Markets, Inc.	4,798	1,085,739
Evercore, Inc., Class A	1,703	340,123
FactSet Research Systems, Inc.	2,070	941,105
Franklin Resources, Inc.	14,935	287,499
Hamilton Lane, Inc., Class A	1,918	285,149
Houlihan Lokey, Inc.	2,399	387,438
Invesco Ltd.	20,177	306,085
Janus Henderson Group PLC	6,395	231,179
Jefferies Financial Group, Inc.	7,475	400,436
LPL Financial Holdings, Inc.	3,483	1,139,429
MarketAxess Holdings, Inc.	1,938	419,286
Morningstar, Inc.	1,480	443,808
MSCI, Inc.	3,655	2,066,902
Nasdaq, Inc.	19,380	1,470,167
Northern Trust Corp.	9,104	898,110
Raymond James Financial, Inc.	8,581	1,191,987
SEI Investments Co.	4,191	325,347
State Street Corp.	13,748	1,230,858
Stifel Financial Corp.	4,747	447,452
T. Rowe Price Group, Inc.	10,019	920,446
TPG, Inc.	3,809	180,661
Tradeweb Markets, Inc., Class A	5,528	820,687
		$23,382,679
Chemicals — 1.4%
Ashland, Inc.	2,671	$158,364
Axalta Coating Systems Ltd.(1)	11,109	368,486
Balchem Corp.	1,682	279,212
Cabot Corp.	2,880	239,443
Celanese Corp.	5,796	329,039
Eastman Chemical Co.	6,158	542,581
Security	Shares	Value
Chemicals (continued)
Element Solutions, Inc.	12,587	$ 284,592
FMC Corp.	6,005	253,351
International Flavors & Fragrances, Inc.	13,663	1,060,385
Mosaic Co.	17,271	466,490
PPG Industries, Inc.	12,164	1,330,133
RPM International, Inc.	6,889	796,920
		$ 6,108,996
Commercial Services & Supplies — 0.7%
Brink's Co.	2,474	$213,160
Casella Waste Systems, Inc., Class A(1)	3,144	350,587
Clean Harbors, Inc.(1)	2,636	519,556
MSA Safety, Inc.	1,938	284,285
Tetra Tech, Inc.	15,024	439,452
Veralto Corp.	11,500	1,120,675
		$2,927,715
Communications Equipment — 0.4%
Ciena Corp.(1)	7,220	$436,305
F5, Inc.(1)	2,738	729,047
Juniper Networks, Inc.	16,250	588,087
		$1,753,439
Construction & Engineering — 1.3%
AECOM	7,058	$654,488
API Group Corp.(1)	13,462	481,401
Comfort Systems USA, Inc.	1,834	591,153
Dycom Industries, Inc.(1)	1,561	237,803
EMCOR Group, Inc.	2,436	900,419
MasTec, Inc.(1)	3,376	394,013
Quanta Services, Inc.	7,289	1,852,718
Valmont Industries, Inc.	1,100	313,907
WillScot Holdings Corp.	10,169	282,698
		$5,708,600
Construction Materials — 0.4%
Vulcan Materials Co.	6,767	$1,578,741
		$1,578,741
Consumer Finance — 1.1%
Ally Financial, Inc.	12,928	$471,484
Credit Acceptance Corp.(1)	296	152,840
Discover Financial Services	11,902	2,031,671
FirstCash Holdings, Inc.	1,705	205,146
OneMain Holdings, Inc.	5,392	263,561
SLM Corp.	10,363	304,361
SoFi Technologies, Inc.(1)	50,773	590,490
Synchrony Financial	18,165	961,655
		$4,981,208

2
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	21,671	$ 476,545
BJ's Wholesale Club Holdings, Inc.(1)	5,848	667,257
Casey's General Stores, Inc.	1,883	817,297
Dollar General Corp.	10,043	883,081
Dollar Tree, Inc.(1)	9,802	735,836
Kroger Co.	34,387	2,327,656
Performance Food Group Co.(1)	7,977	627,232
Sprouts Farmers Market, Inc.(1)	5,090	776,938
Sysco Corp.	24,558	1,842,832
U.S. Foods Holding Corp.(1)	11,590	758,681
		$9,913,355
Containers & Packaging — 1.9%
Amcor PLC	76,893	$745,862
AptarGroup, Inc.	3,376	500,931
Avery Dennison Corp.	4,215	750,144
Ball Corp.	14,948	778,342
Berry Global Group, Inc.	6,335	442,246
Crown Holdings, Inc.	6,435	574,388
Graphic Packaging Holding Co.	15,500	402,380
International Paper Co.	27,364	1,459,869
Packaging Corp. of America	4,733	937,229
Sealed Air Corp.	6,842	197,734
Silgan Holdings, Inc.	4,835	247,165
Smurfit WestRock PLC	27,044	1,218,603
Sonoco Products Co.	5,133	242,483
		$8,497,376
Distributors — 0.4%
Genuine Parts Co.	6,360	$757,730
LKQ Corp.	11,614	494,060
Pool Corp.	1,669	531,326
		$1,783,116
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(1)	3,121	$396,492
Duolingo, Inc.(1)	2,081	646,234
H&R Block, Inc.	7,519	412,868
Service Corp. International	7,834	628,287
		$2,083,881
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	10,017	$326,955
W.P. Carey, Inc.	11,940	753,533
		$1,080,488
Electric Utilities — 2.0%
Alliant Energy Corp.	13,434	$864,478
Evergy, Inc.	12,506	862,289
Eversource Energy	19,663	1,221,269
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	48,687	$ 2,243,497
IDACORP, Inc.	3,037	352,960
NRG Energy, Inc.	10,346	987,629
Portland General Electric Co.	5,348	238,521
Xcel Energy, Inc.	28,172	1,994,296
		$ 8,764,939
Electrical Equipment — 1.7%
Acuity, Inc.	1,572	$ 413,986
AMETEK, Inc.	11,171	1,922,976
Atkore, Inc.	1,926	115,541
Hubbell, Inc.	2,865	948,057
NEXTracker, Inc., Class A(1)	7,566	318,831
nVent Electric PLC	8,690	455,530
Regal Rexnord Corp.	3,367	383,333
Rockwell Automation, Inc.	5,805	1,499,896
Sensata Technologies Holding PLC	7,836	190,180
Vertiv Holdings Co., Class A	18,844	1,360,537
		$7,608,867
Electronic Equipment, Instruments & Components — 2.4%
Arrow Electronics, Inc.(1)	2,413	$250,542
Avnet, Inc.	4,093	196,832
Badger Meter, Inc.	1,552	295,268
CDW Corp.	6,396	1,025,023
Cognex Corp.	9,385	279,955
Coherent Corp.(1)	7,994	519,130
Corning, Inc.	37,763	1,728,790
Insight Enterprises, Inc.(1)	1,183	177,438
Itron, Inc.(1)	2,569	269,128
Jabil, Inc.	5,153	701,169
Keysight Technologies, Inc.(1)	9,122	1,366,202
Littelfuse, Inc.	1,327	261,074
Novanta, Inc.(1)	1,927	246,405
TD SYNNEX Corp.	3,571	371,241
Teledyne Technologies, Inc.(1)	2,450	1,219,390
Trimble, Inc.(1)	12,904	847,148
Vontier Corp.	7,790	255,902
Zebra Technologies Corp., Class A(1)	2,573	727,027
		$10,737,664
Energy Equipment & Services — 0.5%
Baker Hughes Co.	48,173	$2,117,203
		$2,117,203
Entertainment — 2.1%
Electronic Arts, Inc.	11,404	$1,648,106
Liberty Media Corp.-Liberty Formula One, Class A(1)	13,910	1,133,248
Liberty Media Corp.-Liberty Live, Class A(1)	3,349	225,187
Live Nation Entertainment, Inc.(1)	8,298	1,083,553

3
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
ROBLOX Corp., Class A(1)	26,841	$ 1,564,562
Roku, Inc.(1)	6,383	449,618
Take-Two Interactive Software, Inc.(1)	7,872	1,631,472
Warner Bros. Discovery, Inc.(1)	127,933	1,372,721
Warner Music Group Corp., Class A	7,146	224,027
		$ 9,332,494
Financial Services — 1.9%
Affirm Holdings, Inc.(1)	13,027	$ 588,690
Corpay, Inc.(1)	3,282	1,144,499
Equitable Holdings, Inc.	14,429	751,607
Essent Group Ltd.	4,612	266,205
Euronet Worldwide, Inc.(1)	2,013	215,089
Fidelity National Information Services, Inc.	25,504	1,904,639
Jack Henry & Associates, Inc.	3,669	669,959
Jackson Financial, Inc., Class A	3,620	303,284
MGIC Investment Corp.	11,884	294,485
Mr. Cooper Group, Inc.(1)	2,780	332,488
PennyMac Financial Services, Inc.	1,650	165,181
Radian Group, Inc.	7,128	235,723
Shift4 Payments, Inc., Class A(1)(2)	3,349	273,647
Toast, Inc., Class A(1)	21,091	699,588
Voya Financial, Inc.	4,759	322,470
WEX, Inc.(1)	1,806	283,578
		$8,451,132
Food Products — 2.5%
Bunge Global SA	7,177	$548,466
Campbell's Co.	10,414	415,727
Conagra Brands, Inc.	24,408	650,961
Darling Ingredients, Inc.(1)	7,661	239,330
Flowers Foods, Inc.	10,962	208,388
Freshpet, Inc.(1)	2,556	212,582
General Mills, Inc.	28,259	1,689,606
Hershey Co.	7,489	1,280,844
Hormel Foods Corp.	15,835	489,935
Ingredion, Inc.	3,153	426,317
J.M. Smucker Co.	5,219	617,982
Kellanova	15,330	1,264,572
Kraft Heinz Co.	46,436	1,413,047
Lamb Weston Holdings, Inc.	7,396	394,207
Lancaster Colony Corp.	987	172,725
McCormick & Co., Inc.	13,460	1,107,892
		$11,132,581
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	3,435	$246,633
UGI Corp.	10,949	362,083
		$608,716
Security	Shares	Value
Ground Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	5,237	$ 774,814
Knight-Swift Transportation Holdings, Inc.	11,266	489,958
Landstar System, Inc.	2,268	340,654
Lyft, Inc., Class A(1)	17,386	206,372
Old Dominion Freight Line, Inc.	9,437	1,561,352
Ryder System, Inc.	3,021	434,450
Saia, Inc.(1)	1,938	677,195
XPO, Inc.(1)	7,201	774,684
		$5,259,479
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.(1)	3,528	$560,458
Baxter International, Inc.	25,812	883,545
Cooper Cos., Inc.(1)	10,062	848,730
DENTSPLY SIRONA, Inc.	11,067	165,341
GE HealthCare Technologies, Inc.	22,531	1,818,477
Glaukos Corp.(1)	2,604	256,286
Globus Medical, Inc., Class A(1)	5,923	433,564
Hologic, Inc.(1)	11,035	681,632
IDEXX Laboratories, Inc.(1)	4,095	1,719,695
Inspire Medical Systems, Inc.(1)	1,473	234,619
Insulet Corp.(1)	3,556	933,841
Merit Medical Systems, Inc.(1)	3,043	321,676
Penumbra, Inc.(1)	1,920	513,427
ResMed, Inc.	7,353	1,645,969
STERIS PLC	5,007	1,134,837
Teleflex, Inc.	2,480	342,711
Zimmer Biomet Holdings, Inc.	10,258	1,161,000
		$13,655,808
Health Care Providers & Services — 2.0%
Centene Corp.(1)	25,723	$1,561,643
Chemed Corp.	783	481,796
DaVita, Inc.(1)	2,588	395,886
Encompass Health Corp.	5,198	526,454
Ensign Group, Inc.	2,806	363,096
HealthEquity, Inc.(1)	4,308	380,698
Henry Schein, Inc.(1)	6,047	414,159
Humana, Inc.	6,186	1,636,816
Labcorp Holdings, Inc.	4,245	987,981
Molina Healthcare, Inc.(1)	2,783	916,692
Option Care Health, Inc.(1)	8,715	304,589
Quest Diagnostics, Inc.	5,639	954,119
		$8,923,929
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	9,101	$841,934
Healthcare Realty Trust, Inc.	18,146	306,667
Healthpeak Properties, Inc.	36,463	737,282
Omega Healthcare Investors, Inc.	15,048	573,028

4
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs (continued)
Ventas, Inc.	22,559	$ 1,551,157
		$ 4,010,068
Health Care Technology — 0.5%
Doximity, Inc., Class A(1)	6,227	$ 361,353
Veeva Systems, Inc., Class A(1)	7,164	1,659,397
		$ 2,020,750
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	35,991	$ 511,432
Ryman Hospitality Properties, Inc.	3,228	295,168
		$806,600
Hotels, Restaurants & Leisure — 2.3%
Aramark	13,227	$456,596
Cava Group, Inc.(1)	4,014	346,850
Choice Hotels International, Inc.	1,330	176,597
Darden Restaurants, Inc.	5,939	1,233,887
Domino's Pizza, Inc.	1,784	819,659
DoorDash, Inc., Class A(1)	15,260	2,789,070
Hyatt Hotels Corp., Class A	2,041	250,023
Planet Fitness, Inc., Class A(1)	4,712	455,226
Texas Roadhouse, Inc.	3,543	590,370
Vail Resorts, Inc.	2,014	322,280
Wingstop, Inc.	1,507	339,949
Wyndham Hotels & Resorts, Inc.	4,291	388,379
Yum! Brands, Inc.	13,548	2,131,913
		$10,300,799
Household Durables — 1.5%
Installed Building Products, Inc.	1,319	$226,156
KB Home	4,080	237,130
Lennar Corp., Class A	12,536	1,438,882
Meritage Homes Corp.	3,936	278,984
Mohawk Industries, Inc.(1)	2,262	258,275
NVR, Inc.(1)	154	1,115,636
PulteGroup, Inc.	11,083	1,139,332
Somnigroup International, Inc.(2)	7,733	463,052
Taylor Morrison Home Corp.(1)	5,728	343,909
Toll Brothers, Inc.	5,328	562,584
TopBuild Corp.(1)	1,632	497,678
Whirlpool Corp.	2,438	219,737
		$6,781,355
Household Products — 1.0%
Church & Dwight Co., Inc.	11,393	$1,254,255
Clorox Co.	5,684	836,969
Kimberly-Clark Corp.	15,154	2,155,202
		$4,246,426
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	36,471	$ 452,970
Brookfield Renewable Corp.(2)	7,391	206,357
Clearway Energy, Inc., Class C	4,916	148,807
		$ 808,134
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	15,758	$ 338,167
EastGroup Properties, Inc.	2,547	448,654
First Industrial Realty Trust, Inc.	7,328	395,419
Rexford Industrial Realty, Inc.	12,090	473,324
STAG Industrial, Inc.	10,111	365,209
Terreno Realty Corp.	5,269	333,106
		$2,353,879
Insurance — 4.7%
Allstate Corp.	12,339	$2,555,037
American Financial Group, Inc.	3,485	457,720
Arch Capital Group Ltd.	16,994	1,634,483
Axis Capital Holdings Ltd.	3,725	373,394
Brown & Brown, Inc.	12,441	1,547,660
Cincinnati Financial Corp.	7,358	1,086,924
Everest Group Ltd.	2,036	739,740
First American Financial Corp.	5,360	351,777
Globe Life, Inc.	3,868	509,493
Hanover Insurance Group, Inc.	1,755	305,282
Hartford Insurance Group, Inc.	13,601	1,682,852
Kinsale Capital Group, Inc.	1,008	490,604
Lincoln National Corp.	8,383	301,034
Old Republic International Corp.	10,710	420,046
Primerica, Inc.	1,624	462,077
Principal Financial Group, Inc.	10,574	892,128
Prudential Financial, Inc.	16,562	1,849,644
Reinsurance Group of America, Inc.	3,116	613,540
RenaissanceRe Holdings Ltd.	2,238	537,120
Ryan Specialty Holdings, Inc.	5,059	373,708
Selective Insurance Group, Inc.	2,724	249,355
Unum Group	8,212	668,949
W.R. Berkley Corp.	13,487	959,735
White Mountains Insurance Group Ltd.	111	213,765
Willis Towers Watson PLC	4,727	1,597,490
		$20,873,557
Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(1)	28,342	$878,602
Snap, Inc., Class A(1)	52,490	457,188
ZoomInfo Technologies, Inc.(1)	13,502	135,020
		$1,470,810
IT Services — 2.8%
Akamai Technologies, Inc.(1)	7,018	$564,949

5
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Amdocs Ltd.	5,293	$ 484,310
Cloudflare, Inc., Class A(1)	14,650	1,650,909
Cognizant Technology Solutions Corp., Class A	23,838	1,823,607
EPAM Systems, Inc.(1)	2,793	471,570
Gartner, Inc.(1)	3,738	1,568,988
GoDaddy, Inc., Class A(1)	6,796	1,224,231
Kyndryl Holdings, Inc.(1)	11,492	360,849
MongoDB, Inc.(1)	3,628	636,351
Snowflake, Inc., Class A(1)	14,465	2,114,204
Twilio, Inc., Class A(1)	6,935	679,006
VeriSign, Inc.(1)	4,025	1,021,827
		$12,600,801
Leisure Products — 0.2%
Brunswick Corp.	3,466	$186,644
Hasbro, Inc.	6,036	371,154
Mattel, Inc.(1)	14,864	288,807
		$846,605
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	14,307	$1,673,633
Avantor, Inc.(1)	32,615	528,689
Bio-Rad Laboratories, Inc., Class A(1)	985	239,907
Bio-Techne Corp.	7,728	453,093
Bruker Corp.	5,375	224,353
Charles River Laboratories International, Inc.(1)	2,691	405,049
Illumina, Inc.(1)	7,755	615,282
IQVIA Holdings, Inc.(1)	9,088	1,602,214
Medpace Holdings, Inc.(1)	1,332	405,847
Mettler-Toledo International, Inc.(1)	1,060	1,251,765
Repligen Corp.(1)	2,782	353,982
Revvity, Inc.	6,368	673,734
Waters Corp.(1)	3,013	1,110,501
West Pharmaceutical Services, Inc.	3,749	839,326
		$10,377,375
Machinery — 5.1%
AGCO Corp.	3,247	$300,575
Allison Transmission Holdings, Inc.	4,407	421,618
Chart Industries, Inc.(1)	2,310	333,472
CNH Industrial NV	41,486	509,448
Cummins, Inc.	6,403	2,006,956
Donaldson Co., Inc.	6,087	408,194
Dover Corp.	7,245	1,272,802
ESAB Corp.	2,989	348,218
Federal Signal Corp.	3,372	248,011
Flowserve Corp.	6,967	340,268
Fortive Corp.	18,338	1,341,975
Franklin Electric Co., Inc.	2,288	214,797
Graco, Inc.	8,924	745,243
IDEX Corp.	4,018	727,137
Security	Shares	Value
Machinery (continued)
Ingersoll Rand, Inc.	20,457	$ 1,637,174
ITT, Inc.	4,142	534,981
Lincoln Electric Holdings, Inc.	2,895	547,618
Middleby Corp.(1)	2,811	427,216
Mueller Industries, Inc.	5,893	448,693
Nordson Corp.	2,701	544,846
Oshkosh Corp.	3,593	338,029
Otis Worldwide Corp.	19,493	2,011,678
Pentair PLC	8,735	764,138
Snap-on, Inc.	2,810	946,998
SPX Technologies, Inc.(1)	2,373	305,595
Stanley Black & Decker, Inc.	8,195	630,032
Timken Co.	3,578	257,151
Toro Co.	5,333	387,976
Watts Water Technologies, Inc., Class A	1,526	311,182
Westinghouse Air Brake Technologies Corp.	8,706	1,578,833
Xylem, Inc.	12,686	1,515,469
		$22,406,323
Media — 1.4%
Charter Communications, Inc., Class A(1)	4,665	$1,719,192
Interpublic Group of Cos., Inc.	20,751	563,597
Liberty Broadband Corp., Class C(1)	6,565	558,353
New York Times Co., Class A	9,188	455,725
Nexstar Media Group, Inc.	1,704	305,391
Omnicom Group, Inc.	10,548	874,535
Paramount Global, Class B	33,036	395,111
Trade Desk, Inc., Class A(1)	21,797	1,192,732
		$6,064,636
Metals & Mining — 1.2%
ATI, Inc.(1)	11,364	$591,269
Carpenter Technology Corp.	3,646	660,582
Commercial Metals Co.	11,857	545,541
Nucor Corp.	11,838	1,424,585
Reliance, Inc.	3,362	970,777
Steel Dynamics, Inc.	8,486	1,061,429
		$5,254,183
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	43,238	$414,220
Annaly Capital Management, Inc.	27,443	557,367
Rithm Capital Corp.	23,037	263,774
Starwood Property Trust, Inc.	14,216	281,050
		$1,516,411
Multi-Utilities — 2.9%
Ameren Corp.	14,258	$1,431,503
CMS Energy Corp.	15,827	1,188,766
Consolidated Edison, Inc.	17,338	1,917,409

6
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
Dominion Energy, Inc.	40,005	$ 2,243,080
DTE Energy Co.	10,887	1,505,346
NiSource, Inc.	24,720	991,025
Public Service Enterprise Group, Inc.	24,521	2,018,078
WEC Energy Group, Inc.	16,077	1,752,072
		$ 13,047,279
Office REITs — 0.2%
BXP, Inc.	8,681	$ 583,276
COPT Defense Properties	6,237	170,083
Vornado Realty Trust	9,422	348,520
		$1,101,879
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,229	$297,003
		$297,003
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	8,714	$428,903
American Airlines Group, Inc.(1)	47,126	497,179
Delta Air Lines, Inc.	31,679	1,381,205
		$2,307,287
Personal Care Products — 0.8%
BellRing Brands, Inc.(1)	6,086	$453,163
Coty, Inc., Class A(1)	16,297	89,145
e.l.f. Beauty, Inc.(1)(2)	2,500	156,975
Estee Lauder Cos., Inc., Class A	10,645	702,570
Kenvue, Inc.	87,286	2,093,118
		$3,494,971
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc.(1)	26,230	$275,415
Jazz Pharmaceuticals PLC(1)	2,847	353,455
Organon & Co.	13,050	194,315
Royalty Pharma PLC, Class A	19,687	612,856
		$1,436,041
Professional Services — 3.1%
Booz Allen Hamilton Holding Corp.	6,878	$719,301
Broadridge Financial Solutions, Inc.	5,627	1,364,322
Dayforce, Inc.(1)	7,855	458,182
Equifax, Inc.	6,444	1,569,501
ExlService Holdings, Inc.(1)	7,254	342,461
Exponent, Inc.	2,688	217,889
FTI Consulting, Inc.(1)	1,905	312,572
Genpact Ltd.	7,867	396,340
Maximus, Inc.	3,115	212,412
Parsons Corp.(1)	2,069	122,506
Paychex, Inc.	15,466	2,386,095
Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	2,571	$ 561,712
Paylocity Holding Corp.(1)	2,090	391,541
Robert Half, Inc.	5,162	281,587
Science Applications International Corp.	2,432	273,041
SS&C Technologies Holdings, Inc.	10,253	856,433
TransUnion	10,581	878,117
TriNet Group, Inc.	1,835	145,405
Verisk Analytics, Inc.	6,935	2,063,995
		$13,553,412
Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A(1)	14,481	$1,893,825
CoStar Group, Inc.(1)	21,082	1,670,327
Jones Lang LaSalle, Inc.(1)	2,618	649,028
Zillow Group, Inc., Class C(1)	10,407	713,504
		$4,926,684
Residential REITs — 2.1%
AvalonBay Communities, Inc.	7,355	$1,578,530
Camden Property Trust	5,757	704,081
Equity LifeStyle Properties, Inc.	9,896	660,063
Equity Residential	19,853	1,421,078
Essex Property Trust, Inc.	3,358	1,029,462
Invitation Homes, Inc.	33,418	1,164,617
Mid-America Apartment Communities, Inc.	6,104	1,022,908
Sun Communities, Inc.	6,848	880,927
UDR, Inc.	17,169	775,524
		$9,237,190
Retail REITs — 0.7%
Brixmor Property Group, Inc.	16,628	$441,473
Federal Realty Investment Trust	4,563	446,353
Kimco Realty Corp.	34,543	733,693
Kite Realty Group Trust	12,106	270,811
NNN REIT, Inc.	10,113	431,320
Regency Centers Corp.	9,508	701,310
		$3,024,960
Semiconductors & Semiconductor Equipment — 1.6%
Allegro MicroSystems, Inc.(1)	6,700	$168,371
Cirrus Logic, Inc.(1)	2,699	268,969
Enphase Energy, Inc.(1)	5,772	358,153
Entegris, Inc.	7,072	618,659
First Solar, Inc.(1)	4,223	533,914
Lattice Semiconductor Corp.(1)	6,887	361,223
MKS Instruments, Inc.	3,740	299,761
Monolithic Power Systems, Inc.	2,225	1,290,455
ON Semiconductor Corp.(1)	20,272	824,868
Onto Innovation, Inc.(1)	2,475	300,316
Qorvo, Inc.(1)	4,807	348,075

7
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.(1)	5,423	$ 280,776
Skyworks Solutions, Inc.	8,159	527,316
Teradyne, Inc.	7,629	630,155
Universal Display Corp.	2,210	308,251
		$ 7,119,262
Software — 6.2%
ANSYS, Inc.(1)	4,231	$ 1,339,365
AppFolio, Inc., Class A(1)	1,184	260,362
AppLovin Corp., Class A(1)	9,459	2,506,351
Atlassian Corp., Class A(1)	7,726	1,639,534
Autodesk, Inc.(1)	9,862	2,581,872
Bentley Systems, Inc., Class B	6,737	265,034
Bill Holdings, Inc.(1)	4,750	217,977
CCC Intelligent Solutions Holdings, Inc.(1)	22,263	201,035
Clearwater Analytics Holdings, Inc., Class A(1)	9,143	245,032
Commvault Systems, Inc.(1)	2,153	339,657
Confluent, Inc., Class A(1)	12,766	299,235
Datadog, Inc., Class A(1)	14,542	1,442,712
Docusign, Inc.(1)	9,571	779,079
Dolby Laboratories, Inc., Class A	2,976	239,003
Dropbox, Inc., Class A(1)	10,018	267,581
Dynatrace, Inc.(1)	14,122	665,852
Elastic NV(1)	4,223	376,269
Fair Isaac Corp.(1)	1,149	2,118,940
Fortinet, Inc.(1)	28,919	2,783,743
Gen Digital, Inc.	27,035	717,509
Guidewire Software, Inc.(1)	3,966	743,070
HubSpot, Inc.(1)	2,428	1,387,092
Manhattan Associates, Inc.(1)	3,084	533,655
MARA Holdings, Inc.(1)(2)	15,457	177,756
Nutanix, Inc., Class A(1)	12,412	866,482
PTC, Inc.(1)	5,670	878,566
Qualys, Inc.(1)	1,711	215,466
Samsara, Inc., Class A(1)	11,631	445,816
SentinelOne, Inc., Class A(1)	13,560	246,521
SPS Commerce, Inc.(1)	1,768	234,667
Tenable Holdings, Inc.(1)	5,918	207,012
Tyler Technologies, Inc.(1)	2,041	1,186,617
Varonis Systems, Inc.(1)	5,451	220,493
Zscaler, Inc.(1)	4,560	904,795
		$27,534,150
Specialized REITs — 1.9%
Crown Castle, Inc.	21,288	$2,218,848
CubeSmart	12,413	530,159
Extra Space Storage, Inc.	10,615	1,576,221
Iron Mountain, Inc.	14,118	1,214,713
Lamar Advertising Co., Class A	4,802	546,372
Millrose Properties, Inc.(1)	5,767	152,883
SBA Communications Corp.	5,701	1,254,277
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	31,732	$ 929,113
		$ 8,422,586
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A(1)	2,145	$ 163,814
Asbury Automotive Group, Inc.(1)	846	186,831
AutoNation, Inc.(1)	1,286	208,229
Bath & Body Works, Inc.	9,235	280,005
Best Buy Co., Inc.	9,100	669,851
Burlington Stores, Inc.(1)	2,897	690,442
CarMax, Inc.(1)	7,231	563,439
Carvana Co.(1)	5,297	1,107,497
Chewy, Inc., Class A(1)	7,303	237,421
Dick's Sporting Goods, Inc.	2,485	500,877
Five Below, Inc.(1)	2,377	178,097
Floor & Decor Holdings, Inc., Class A(1)	4,728	380,462
GameStop Corp., Class A(1)	17,224	384,440
Gap, Inc.	8,877	182,955
Lithia Motors, Inc., Class A	1,123	329,645
Penske Automotive Group, Inc.	761	109,569
RH(1)	650	152,366
Signet Jewelers Ltd.	2,096	121,694
Tractor Supply Co.	24,125	1,329,287
Ulta Beauty, Inc.(1)	2,075	760,570
Williams-Sonoma, Inc.	5,501	869,708
		$9,407,199
Technology Hardware, Storage & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	62,718	$967,739
HP, Inc.	45,555	1,261,418
NetApp, Inc.	9,820	862,589
Pure Storage, Inc., Class A(1)	15,409	682,156
Sandisk Corp.(1)	5,759	274,186
Seagate Technology Holdings PLC	10,187	865,386
Super Micro Computer, Inc.(1)	24,609	842,612
Western Digital Corp.(1)	17,277	698,509
		$6,454,595
Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	1,365	$103,317
Crocs, Inc.(1)	2,344	248,933
Deckers Outdoor Corp.(1)	7,005	783,229
Levi Strauss & Co., Class A	4,324	67,411
lululemon Athletica, Inc.(1)	4,832	1,367,746
PVH Corp.	2,297	148,478
Ralph Lauren Corp.	1,845	407,265
Skechers USA, Inc., Class A(1)	6,298	357,601
Tapestry, Inc.	10,768	758,175
VF Corp.	16,704	259,246
		$4,501,401

8
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 2.7%
Air Lease Corp.	5,418	$ 261,744
Applied Industrial Technologies, Inc.	1,947	438,737
Beacon Roofing Supply, Inc.(1)	2,822	349,081
Boise Cascade Co.	1,536	150,666
Core & Main, Inc., Class A(1)	10,206	493,052
Fastenal Co.	26,015	2,017,463
Ferguson Enterprises, Inc.	9,068	1,452,966
FTAI Aviation Ltd.	5,162	573,137
GATX Corp.	1,983	307,900
MSC Industrial Direct Co., Inc., Class A	2,216	172,117
SiteOne Landscape Supply, Inc.(1)	1,963	238,387
United Rentals, Inc.	3,181	1,993,533
W.W. Grainger, Inc.	2,074	2,048,759
Watsco, Inc.	1,862	946,455
WESCO International, Inc.	2,214	343,834
		$11,787,831
Water Utilities — 0.5%
American Water Works Co., Inc.	10,593	$1,562,679
Essential Utilities, Inc.	15,150	598,879
		$2,161,558
Total Common Stocks (identified cost $360,068,707)		$442,863,401

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Short-Term Investments — 0.3%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(5)	1,128,456	$ 1,128,456
Total Affiliated Fund (identified cost $1,128,456)		$ 1,128,456
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(6)	286,748	$ 286,748
Total Securities Lending Collateral (identified cost $286,748)		$ 286,748
Total Short-Term Investments (identified cost $1,415,204)		$ 1,415,204
Total Investments — 100.2% (identified cost $361,486,563)		$444,281,257
Other Assets, Less Liabilities — (0.2)%		$ (695,859)
Net Assets — 100.0%		$443,585,398

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $2,023,834.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of March 31, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

9
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$2,652

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
10
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $360,358,107) - including $2,023,834 of securities on loan	$443,152,801
Investments in securities of affiliated issuers, at value (identified cost $1,128,456)	1,128,456
Cash	170
Cash denominated in foreign currency, at value (cost $1,071)	1,170
Receivable for capital shares sold	508,210
Dividends receivable	506,679
Dividends receivable - affiliated	1,473
Securities lending income receivable	358
Receivable from affiliates	21,413
Directors' deferred compensation plan	46,365
Total assets	$445,367,095
Liabilities
Payable for capital shares redeemed	$1,176,007
Deposits for securities loaned	286,748
Payable to affiliates:
Investment advisory fee	45,850
Administrative fee	45,902
Distribution and service fees	13,531
Sub-transfer agency fee	15,514
Directors' deferred compensation plan	46,365
Accrued expenses	151,780
Total liabilities	$1,781,697
Net Assets	$443,585,398
Sources of Net Assets
Paid-in capital	$372,815,794
Distributable earnings	70,769,604
Net Assets	$443,585,398
Class A Shares
Net Assets	$62,611,359
Shares Outstanding	1,589,315
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.40
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$41.36
Class I Shares
Net Assets	$335,559,283
Shares Outstanding	8,430,820
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.80
11
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$45,414,756
Shares Outstanding	1,143,076
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.73

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,369)	$3,686,522
Dividend income - affiliated issuers	10,582
Interest income	414
Securities lending income, net	2,618
Total investment income	$3,700,136
Expenses
Investment advisory fee	$280,730
Administrative fee	280,730
Distribution and service fees:
Class A	83,929
Directors' fees and expenses	12,791
Custodian fees	14,318
Transfer agency fees and expenses	190,054
Accounting fees	54,237
Professional fees	21,828
Registration fees	30,292
Reports to shareholders	20,599
Miscellaneous	12,008
Total expenses	$1,001,516
Waiver and/or reimbursement of expenses by affiliates	$(359,065)
Net expenses	$642,451
Net investment income	$3,057,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$3,871,413
Net realized gain	$3,871,413
Change in unrealized appreciation (depreciation):
Investment securities	$(30,811,985)
Foreign currency	(35)
Net change in unrealized appreciation (depreciation)	$(30,812,020)
Net realized and unrealized loss	$(26,940,607)
Net decrease in net assets from operations	$(23,882,922)
13
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,057,685	$5,146,237
Net realized gain	3,871,413	5,065,773
Net change in unrealized appreciation (depreciation)	(30,812,020)	95,981,335
Net increase (decrease) in net assets from operations	$(23,882,922)	$106,193,345
Distributions to shareholders:
Class A	$(586,014)	$(554,786)
Class I	(4,002,444)	(3,622,252)
Class R6	(452,372)	(364,759)
Total distributions to shareholders	$(5,040,830)	$(4,541,797)
Capital share transactions:
Class A	$(1,546,956)	$(8,403,855)
Class I	(5,591,531)	(40,041,144)
Class R6	2,384,245	6,877,344
Net decrease in net assets from capital share transactions	$(4,754,242)	$(41,567,655)
Net increase (decrease) in net assets	$(33,677,994)	$60,083,893
Net Assets
At beginning of period	$477,263,392	$417,179,499
At end of period	$443,585,398	$477,263,392
14
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$41.89	$33.17	$29.95	$39.02	$29.17	$26.80
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.36	$0.33	$0.25	$0.22	$0.28
Net realized and unrealized gain (loss)	(2.35)	8.67	3.15	(8.25)	10.47	2.54
Total income (loss) from operations	$(2.12)	$9.03	$3.48	$(8.00)	$10.69	$2.82
Less Distributions
From net investment income	$(0.37)	$(0.31)	$(0.26)	$(0.14)	$(0.19)	$(0.18)
From net realized gain	—	—	—	(0.93)	(0.65)	(0.27)
Total distributions	$(0.37)	$(0.31)	$(0.26)	$(1.07)	$(0.84)	$(0.45)
Net asset value — End of period	$39.40	$41.89	$33.17	$29.95	$39.02	$29.17
Total Return(2)	(5.15)%(3)	27.35%	11.63%	(21.17)%	37.14%	10.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,611	$68,132	$61,388	$48,932	$50,682	$14,803
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65%(5)	0.67%	0.67%	0.66%	0.68%	0.77%
Net expenses	0.49%(5)(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%	0.49%
Net investment income	1.09%(5)	0.96%	0.97%	0.70%	0.57%	1.03%
Portfolio Turnover	9%(3)	28%	25%	26%	26%	31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$42.36	$33.55	$30.27	$39.39	$29.42	$27.04
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.46	$0.41	$0.35	$0.31	$0.34
Net realized and unrealized gain (loss)	(2.37)	8.75	3.19	(8.34)	10.57	2.57
Total income (loss) from operations	$(2.09)	$9.21	$3.60	$(7.99)	$10.88	$2.91
Less Distributions
From net investment income	$(0.47)	$(0.40)	$(0.32)	$(0.20)	$(0.26)	$(0.26)
From net realized gain	—	—	—	(0.93)	(0.65)	(0.27)
Total distributions	$(0.47)	$(0.40)	$(0.32)	$(1.13)	$(0.91)	$(0.53)
Net asset value — End of period	$39.80	$42.36	$33.55	$30.27	$39.39	$29.42
Total Return(2)	(5.02)%(3)	27.61%	11.92%	(20.97)%	37.49%	10.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$335,559	$362,981	$325,322	$276,747	$262,918	$83,065
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.40%(5)	0.42%	0.42%	0.42%	0.43%	0.52%
Net expenses	0.24%(5)(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%	0.24%
Net investment income	1.34%(5)	1.21%	1.21%	0.96%	0.83%	1.27%
Portfolio Turnover	9%(3)	28%	25%	26%	26%	31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$42.30	$33.50	$30.27	$37.87
Income (Loss) From Operations
Net investment income(2)	$0.29	$0.48	$0.44	$0.31
Net realized and unrealized gain (loss)	(2.36)	8.74	3.17	(7.91)
Total income (loss) from operations	$(2.07)	$9.22	$3.61	$(7.60)
Less Distributions
From net investment income	$(0.50)	$(0.42)	$(0.38)	$ —
Total distributions	$(0.50)	$(0.42)	$(0.38)	$ —
Net asset value — End of period	$39.73	$42.30	$33.50	$30.27
Total Return(3)	(5.00)%(4)	27.70%	11.91%	(20.04)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,415	$46,150	$30,470	$218
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.33%(6)	0.38%	0.38%	0.38%(6)
Net expenses	0.20%(6)(7)	0.20%(7)	0.20%(7)	0.20%(6)(7)
Net investment income	1.39%(6)	1.26%	1.29%	1.40%(6)
Portfolio Turnover	9%(4)	28%	25%	26%(4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
17
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
18

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$442,863,401(2)	$ —	$ —	$442,863,401
Rights	—	—	2,652	2,652
Short-Term Investments:
Affiliated Fund	1,128,456	—	—	1,128,456
Securities Lending Collateral	286,748	—	—	286,748
Total Investments	$444,278,605	$ —	$2,652	$444,281,257

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the
19

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $280,730.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $398 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.20% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $358,667.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $280,730.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $83,929 for Class A shares.
The Fund was informed that EVD received $5,351 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2025.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $24,129 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $41,841,246 and $48,866,036, respectively.
20

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $9,378,049 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $9,109,503 are short-term and $268,546 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$369,641,368
Gross unrealized appreciation	$100,509,491
Gross unrealized depreciation	(25,869,602)
Net unrealized appreciation	$74,639,889
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan was $2,023,834 and the total value of collateral received was $2,081,010, comprised of cash of $286,748 and U.S. government and/or agencies securities of $1,794,262.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$286,748	$ —	$ —	$ —	$286,748
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
21

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,128,456, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$301,662	$21,220,533	$(20,393,739)	$ —	$ —	$1,128,456	$10,582	1,128,456
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	171,785	$7,165,329	573,731	$21,213,908
Reinvestment of distributions	12,463	540,038	13,111	481,955
Shares redeemed	(221,550)	(9,252,323)	(810,660)	(30,099,718)
Net decrease	(37,302)	$(1,546,956)	(223,818)	$(8,403,855)
Class I
Shares sold	1,078,459	$45,658,519	1,648,587	$62,340,320
Reinvestment of distributions	72,028	3,150,499	76,521	2,839,706
Shares redeemed	(1,287,772)	(54,400,549)	(2,854,949)	(105,221,170)
Net decrease	(137,285)	$(5,591,531)	(1,129,841)	$(40,041,144)
Class R6
Shares sold	361,712	$15,519,391	375,256	$14,251,825
Reinvestment of distributions	10,360	452,315	9,848	364,759
Shares redeemed	(319,960)	(13,587,461)	(203,581)	(7,739,240)
Net increase	52,112	$2,384,245	181,523	$6,877,344
22

CMJAX-NCSR 3.31.25

Calvert
US Large-Cap Core Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
US Large-Cap Core Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(1)	11,478	$ 6,036,854
Curtiss-Wright Corp.	6,678	2,118,729
General Electric Co.	155,124	31,048,068
HEICO Corp.	16,415	4,385,924
Hexcel Corp.	14,542	796,320
Moog, Inc., Class A	4,502	780,422
Woodward, Inc.	7,808	1,424,882
		$ 46,591,199
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	18,195	$1,863,168
Expeditors International of Washington, Inc.	19,162	2,304,230
FedEx Corp.	29,970	7,306,087
GXO Logistics, Inc.(1)	14,264	557,437
United Parcel Service, Inc., Class B	98,977	10,886,480
		$22,917,402
Automobile Components — 0.1%
Aptiv PLC(1)	29,113	$1,732,223
Autoliv, Inc.	10,909	964,901
BorgWarner, Inc.	34,215	980,260
Lear Corp.	8,990	793,098
Modine Manufacturing Co.(1)	7,051	541,164
		$5,011,646
Automobiles — 1.8%
Ford Motor Co.	504,292	$5,058,049
General Motors Co.	132,822	6,246,619
Harley-Davidson, Inc.	17,804	449,551
Rivian Automotive, Inc., Class A(1)(2)	90,919	1,131,941
Tesla, Inc.(1)	326,783	84,689,082
Thor Industries, Inc.	6,696	507,624
		$98,082,866
Banks — 4.4%
Bank of America Corp.	891,338	$37,195,535
Bank OZK	12,536	544,689
BOK Financial Corp.	2,833	295,057
Cadence Bank	25,939	787,508
Citigroup, Inc.	269,866	19,157,787
Citizens Financial Group, Inc.	58,212	2,384,946
Comerica, Inc.	21,543	1,272,330
Commerce Bancshares, Inc.	21,941	1,365,388
Cullen/Frost Bankers, Inc.	10,212	1,278,542
East West Bancorp, Inc.	19,690	1,767,374
F.N.B. Corp.	52,079	700,463
Fifth Third Bancorp	90,155	3,534,076
First Citizens Bancshares, Inc., Class A	1,317	2,441,876
Security	Shares	Value
Banks (continued)
First Horizon Corp.	80,133	$ 1,556,183
Home BancShares, Inc.	22,755	643,284
Huntington Bancshares, Inc.	184,736	2,772,887
JPMorgan Chase & Co.	327,356	80,300,427
KeyCorp	139,902	2,237,033
M&T Bank Corp.	22,445	4,012,044
Old National Bancorp	43,636	924,647
Pinnacle Financial Partners, Inc.	9,343	990,732
PNC Financial Services Group, Inc.	54,990	9,665,592
Popular, Inc.	9,320	860,888
Regions Financial Corp.	119,718	2,601,472
SouthState Corp.	12,620	1,171,388
Synovus Financial Corp.	15,627	730,406
Truist Financial Corp.	183,883	7,566,785
U.S. Bancorp	216,235	9,129,442
Webster Financial Corp.	24,164	1,245,654
Wells Fargo & Co.	457,971	32,877,738
Western Alliance Bancorp	14,818	1,138,467
Wintrust Financial Corp.	10,651	1,197,812
Zions Bancorp NA	19,408	967,683
		$235,316,135
Beverages — 1.6%
Celsius Holdings, Inc.(1)	23,787	$847,293
Coca-Cola Co.	531,776	38,085,797
Coca-Cola Consolidated, Inc.	885	1,194,750
Keurig Dr. Pepper, Inc.	209,779	7,178,637
Monster Beverage Corp.(1)	112,128	6,561,731
PepsiCo, Inc.	201,289	30,181,273
		$84,049,481
Biotechnology — 2.6%
AbbVie, Inc.	228,800	$47,938,176
Alnylam Pharmaceuticals, Inc.(1)	16,124	4,353,802
Amgen, Inc.	69,176	21,551,783
Apellis Pharmaceuticals, Inc.(1)	14,184	310,204
Biogen, Inc.(1)	19,710	2,697,116
BioMarin Pharmaceutical, Inc.(1)	23,428	1,656,125
Blueprint Medicines Corp.(1)	9,135	808,539
Cytokinetics, Inc.(1)	14,421	579,580
Exact Sciences Corp.(1)	25,895	1,120,995
Exelixis, Inc.(1)	40,744	1,504,268
Gilead Sciences, Inc.	161,392	18,083,974
Halozyme Therapeutics, Inc.(1)	13,274	847,014
Incyte Corp.(1)	22,316	1,351,234
Insmed, Inc.(1)	22,151	1,689,900
Ionis Pharmaceuticals, Inc.(1)	19,122	576,911
Krystal Biotech, Inc.(1)	1,570	283,071
Madrigal Pharmaceuticals, Inc.(1)	2,333	772,760
Moderna, Inc.(1)	43,220	1,225,287
Neurocrine Biosciences, Inc.(1)	11,567	1,279,310

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.	13,316	$ 8,445,407
Revolution Medicines, Inc.(1)	17,907	633,191
Roivant Sciences Ltd.(1)(2)	53,909	543,942
Sarepta Therapeutics, Inc.(1)	12,073	770,499
United Therapeutics Corp.(1)	5,550	1,710,898
Vaxcyte, Inc.(1)	15,266	576,444
Vertex Pharmaceuticals, Inc.(1)	33,623	16,301,103
Viking Therapeutics, Inc.(1)	13,721	331,362
		$137,942,895
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	1,041,215	$198,101,566
eBay, Inc.	57,764	3,912,356
Etsy, Inc.(1)	16,765	790,972
Macy's, Inc.	31,445	394,949
Ollie's Bargain Outlet Holdings, Inc.(1)	7,116	828,018
		$204,027,861
Building Products — 0.9%
A.O. Smith Corp.	16,483	$1,077,329
AAON, Inc.	8,903	695,591
Advanced Drainage Systems, Inc.	9,669	1,050,537
Allegion PLC	11,900	1,552,474
Armstrong World Industries, Inc.	5,039	709,894
AZEK Co., Inc.(1)	17,500	855,575
Carlisle Cos., Inc.	14,302	4,869,831
Carrier Global Corp.	125,427	7,952,072
Fortune Brands Innovations, Inc.	17,279	1,051,946
Johnson Controls International PLC	105,891	8,482,928
Lennox International, Inc.	4,540	2,546,168
Masco Corp.	23,254	1,617,083
Owens Corning	27,621	3,944,831
Simpson Manufacturing Co., Inc.	5,298	832,210
Trane Technologies PLC	34,404	11,591,396
Trex Co., Inc.(1)	14,931	867,491
UFP Industries, Inc.	5,762	616,765
Zurn Elkay Water Solutions Corp., Class C	20,000	659,600
		$50,973,721
Capital Markets — 4.1%
Affiliated Managers Group, Inc.	5,309	$892,071
Ameriprise Financial, Inc.	14,110	6,830,792
Ares Management Corp., Class A	26,631	3,904,371
Bank of New York Mellon Corp.	102,683	8,612,023
Blackrock, Inc.	20,828	19,713,285
Blackstone, Inc.	104,783	14,646,568
Blue Owl Capital, Inc.	64,997	1,302,540
Carlyle Group, Inc.	35,328	1,539,948
Cboe Global Markets, Inc.	13,736	3,108,319
Charles Schwab Corp.	247,119	19,344,475
CME Group, Inc.	51,101	13,556,584
Security	Shares	Value
Capital Markets (continued)
Coinbase Global, Inc., Class A(1)	27,864	$ 4,799,017
Evercore, Inc., Class A	5,932	1,184,739
FactSet Research Systems, Inc.	4,345	1,975,411
Franklin Resources, Inc.	47,893	921,940
Goldman Sachs Group, Inc.	44,448	24,281,498
Hamilton Lane, Inc., Class A	6,000	892,020
Houlihan Lokey, Inc.	8,902	1,437,673
Interactive Brokers Group, Inc., Class A	14,226	2,355,683
Intercontinental Exchange, Inc.	80,988	13,970,430
Invesco Ltd.	58,955	894,347
Janus Henderson Group PLC	19,013	687,320
Jefferies Financial Group, Inc.	19,258	1,031,651
KKR & Co., Inc.	98,626	11,402,152
LPL Financial Holdings, Inc.	10,812	3,537,038
MarketAxess Holdings, Inc.	4,905	1,061,197
Moody's Corp.	20,664	9,623,018
Morningstar, Inc.	3,966	1,189,284
MSCI, Inc.	9,447	5,342,279
Nasdaq, Inc.	56,535	4,288,745
Northern Trust Corp.	25,730	2,538,265
Raymond James Financial, Inc.	24,578	3,414,130
S&P Global, Inc.	40,082	20,365,664
SEI Investments Co.	14,768	1,146,440
State Street Corp.	43,251	3,872,262
Stifel Financial Corp.	11,864	1,118,301
T. Rowe Price Group, Inc.	30,454	2,797,809
TPG, Inc.	15,316	726,438
Tradeweb Markets, Inc., Class A	17,457	2,591,666
		$222,897,393
Chemicals — 1.5%
Air Products and Chemicals, Inc.	35,071	$10,343,139
Ashland, Inc.	9,807	581,457
Axalta Coating Systems Ltd.(1)	33,822	1,121,876
Balchem Corp.	6,341	1,052,606
Cabot Corp.	11,242	934,660
Celanese Corp.	15,697	891,119
Eastman Chemical Co.	19,490	1,717,264
Ecolab, Inc.	40,477	10,261,729
Element Solutions, Inc.	26,684	603,325
FMC Corp.	23,761	1,002,476
International Flavors & Fragrances, Inc.	36,918	2,865,206
Linde PLC	68,227	31,769,220
Mosaic Co.	39,580	1,069,056
PPG Industries, Inc.	37,505	4,101,172
RPM International, Inc.	19,497	2,255,413
Sherwin-Williams Co.	37,138	12,968,218
		$83,537,936
Commercial Services & Supplies — 0.8%
Brink's Co.	5,621	$484,305

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Casella Waste Systems, Inc., Class A(1)	8,277	$ 922,968
Cintas Corp.	38,008	7,811,784
Clean Harbors, Inc.(1)	6,088	1,199,945
Copart, Inc.(1)	109,029	6,169,951
MSA Safety, Inc.	4,618	677,415
Republic Services, Inc.	28,958	7,012,469
Tetra Tech, Inc.	39,920	1,167,660
Veralto Corp.	26,459	2,578,430
Waste Management, Inc.	56,611	13,106,013
		$41,130,940
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	125,140	$9,695,847
Ciena Corp.(1)	16,458	994,557
Cisco Systems, Inc.	493,111	30,429,880
F5, Inc.(1)	7,866	2,094,480
Juniper Networks, Inc.	37,122	1,343,445
Motorola Solutions, Inc.	21,008	9,197,512
		$53,755,721
Construction & Engineering — 0.3%
AECOM	16,411	$1,521,792
API Group Corp.(1)	29,281	1,047,089
Comfort Systems USA, Inc.	4,371	1,408,904
Dycom Industries, Inc.(1)	3,969	604,638
EMCOR Group, Inc.	5,942	2,196,342
MasTec, Inc.(1)	10,386	1,212,150
Quanta Services, Inc.	20,445	5,196,710
Valmont Industries, Inc.	3,406	971,970
WillScot Holdings Corp.	19,834	551,385
		$14,710,980
Construction Materials — 0.4%
CRH PLC	154,274	$13,571,484
Vulcan Materials Co.	40,664	9,486,911
		$23,058,395
Consumer Finance — 0.8%
Ally Financial, Inc.	42,829	$1,561,974
American Express Co.	79,774	21,463,195
Capital One Financial Corp.	52,852	9,476,363
Credit Acceptance Corp.(1)	584	301,548
Discover Financial Services	33,771	5,764,710
FirstCash Holdings, Inc.	5,630	677,402
OneMain Holdings, Inc.	16,018	782,960
SLM Corp.	22,631	664,672
SoFi Technologies, Inc.(1)	131,583	1,530,310
Synchrony Financial	58,171	3,079,573
		$45,302,707
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	80,928	$ 1,779,607
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,895,087
Casey's General Stores, Inc.	6,643	2,883,328
Costco Wholesale Corp.	51,099	48,328,412
Dollar General Corp.	23,614	2,076,379
Dollar Tree, Inc.(1)(2)	27,373	2,054,891
Kroger Co.	118,319	8,009,013
Performance Food Group Co.(1)	25,075	1,971,647
Sprouts Farmers Market, Inc.(1)	17,485	2,668,910
Sysco Corp.	81,086	6,084,694
Target Corp.	52,455	5,474,204
U.S. Foods Holding Corp.(1)	40,557	2,654,861
Walmart, Inc.	498,494	43,762,788
		$129,643,821
Containers & Packaging — 0.5%
Amcor PLC	231,372	$2,244,308
AptarGroup, Inc.	8,864	1,315,240
Avery Dennison Corp.	12,733	2,266,092
Ball Corp.	45,520	2,370,227
Berry Global Group, Inc.	14,025	979,085
Crown Holdings, Inc.	16,049	1,432,534
Graphic Packaging Holding Co.	54,728	1,420,739
International Paper Co.	86,434	4,611,254
Packaging Corp. of America	14,121	2,796,241
Sealed Air Corp.	29,677	857,665
Silgan Holdings, Inc.	7,723	394,800
Smurfit WestRock PLC	83,004	3,740,160
Sonoco Products Co.	16,517	780,263
		$25,208,608
Distributors — 0.1%
Genuine Parts Co.	18,010	$2,145,711
LKQ Corp.	29,890	1,271,521
Pool Corp.	4,776	1,520,440
		$4,937,672
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	8,169	$1,037,790
Duolingo, Inc.(1)	5,178	1,607,976
H&R Block, Inc.	13,245	727,283
Service Corp. International	19,420	1,557,484
		$4,930,533
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	21,831	$712,564
W.P. Carey, Inc.	30,578	1,929,777
		$2,642,341

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	882,424	$ 24,954,951
Verizon Communications, Inc.	526,270	23,871,607
		$ 48,826,558
Electric Utilities — 1.0%
Alliant Energy Corp.	31,376	$ 2,019,046
Constellation Energy Corp.	44,238	8,919,708
Evergy, Inc.	27,382	1,887,989
Eversource Energy	49,680	3,085,625
Exelon Corp.	141,215	6,507,187
IDACORP, Inc.	8,719	1,013,322
NextEra Energy, Inc.	290,595	20,600,280
NRG Energy, Inc.	25,261	2,411,415
Portland General Electric Co.	12,060	537,876
Xcel Energy, Inc.	78,303	5,543,069
		$52,525,517
Electrical Equipment — 1.2%
Acuity, Inc.	3,937	$1,036,809
AMETEK, Inc.	37,009	6,370,729
Atkore, Inc.	5,875	352,441
Eaton Corp. PLC	62,540	17,000,248
Emerson Electric Co.	90,356	9,906,632
GE Vernova, Inc.	39,175	11,959,344
Hubbell, Inc.	7,872	2,604,924
NEXTracker, Inc., Class A(1)	21,434	903,229
nVent Electric PLC	28,691	1,503,982
Regal Rexnord Corp.	8,971	1,021,348
Rockwell Automation, Inc.	18,275	4,721,894
Sensata Technologies Holding PLC	31,243	758,268
Vertiv Holdings Co., Class A	58,368	4,214,170
		$62,354,018
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	193,559	$12,695,535
Arrow Electronics, Inc.(1)	6,623	687,666
Avnet, Inc.	12,127	583,187
Badger Meter, Inc.	5,790	1,101,548
CDW Corp.	17,531	2,809,518
Cognex Corp.	22,328	666,044
Coherent Corp.(1)	23,803	1,545,767
Corning, Inc.	93,221	4,267,657
Insight Enterprises, Inc.(1)	3,940	590,961
Itron, Inc.(1)	7,290	763,700
Jabil, Inc.	11,317	1,539,904
Keysight Technologies, Inc.(1)	27,819	4,166,452
Littelfuse, Inc.	4,405	866,640
Novanta, Inc.(1)	4,232	541,146
TD SYNNEX Corp.	8,146	846,858
Teledyne Technologies, Inc.(1)	6,956	3,462,071
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(1)	34,815	$ 2,285,605
Vontier Corp.	19,585	643,367
Zebra Technologies Corp., Class A(1)	6,550	1,850,768
		$ 41,914,394
Energy Equipment & Services — 0.2%
Baker Hughes Co.	302,934	$ 13,313,949
		$ 13,313,949
Entertainment — 1.8%
Electronic Arts, Inc.	29,931	$4,325,628
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	2,590,665
Liberty Media Corp.-Liberty Live, Class A(1)	11,816	794,508
Live Nation Entertainment, Inc.(1)	21,315	2,783,313
Netflix, Inc.(1)	52,522	48,978,341
ROBLOX Corp., Class A(1)	64,362	3,751,661
Roku, Inc.(1)	15,348	1,081,113
Take-Two Interactive Software, Inc.(1)	20,124	4,170,699
Walt Disney Co.	229,546	22,656,190
Warner Bros. Discovery, Inc.(1)	271,041	2,908,270
Warner Music Group Corp., Class A	19,984	626,498
		$94,666,886
Financial Services — 3.4%
Affirm Holdings, Inc.(1)	35,890	$1,621,869
Apollo Global Management, Inc.	58,488	8,009,347
Corpay, Inc.(1)	8,162	2,846,253
Equitable Holdings, Inc.	38,350	1,997,651
Essent Group Ltd.	16,779	968,484
Euronet Worldwide, Inc.(1)	7,279	777,761
Fidelity National Information Services, Inc.	64,432	4,811,782
Fiserv, Inc.(1)	70,819	15,638,960
Jack Henry & Associates, Inc.	8,677	1,584,420
Jackson Financial, Inc., Class A	10,701	896,530
Mastercard, Inc., Class A	101,083	55,405,614
MGIC Investment Corp.	43,154	1,069,356
Mr. Cooper Group, Inc.(1)	11,725	1,402,310
PayPal Holdings, Inc.(1)	123,196	8,038,539
PennyMac Financial Services, Inc.	6,509	651,616
Radian Group, Inc.	23,336	771,722
Shift4 Payments, Inc., Class A(1)(2)	7,065	577,281
Toast, Inc., Class A(1)	55,571	1,843,290
Visa, Inc., Class A	205,659	72,075,253
Voya Financial, Inc.	12,965	878,508
WEX, Inc.(1)	6,147	965,202
		$182,831,748
Food Products — 0.9%
Bunge Global SA	24,521	$1,873,895
Campbell's Co.	35,599	1,421,112

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Conagra Brands, Inc.	67,700	$ 1,805,559
Darling Ingredients, Inc.(1)	28,014	875,157
Flowers Foods, Inc.	28,590	543,496
Freshpet, Inc.(1)	7,501	623,858
General Mills, Inc.	95,126	5,687,584
Hershey Co.	24,016	4,107,456
Hormel Foods Corp.	49,662	1,536,542
Ingredion, Inc.	9,520	1,287,199
J.M. Smucker Co.	17,585	2,082,240
Kellanova	48,029	3,961,912
Kraft Heinz Co.	156,746	4,769,781
Lamb Weston Holdings, Inc.	23,745	1,265,609
Lancaster Colony Corp.	3,293	576,275
McCormick & Co., Inc.	44,925	3,697,777
Mondelez International, Inc., Class A	215,807	14,642,505
		$50,757,957
Gas Utilities — 0.0%†
Southwest Gas Holdings, Inc.	11,528	$827,710
UGI Corp.	36,167	1,196,043
		$2,023,753
Ground Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	12,319	$1,822,596
Knight-Swift Transportation Holdings, Inc.	24,186	1,051,849
Landstar System, Inc.	4,999	750,850
Lyft, Inc., Class A(1)	41,912	497,496
Old Dominion Freight Line, Inc.	24,394	4,035,987
Ryder System, Inc.	6,757	971,724
Saia, Inc.(1)	4,104	1,434,061
Uber Technologies, Inc.(1)	245,110	17,858,715
Union Pacific Corp.	83,709	19,775,414
XPO, Inc.(1)	14,264	1,534,521
		$49,733,213
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	223,926	$29,703,784
Align Technology, Inc.(1)	8,784	1,395,426
Baxter International, Inc.	68,916	2,358,995
Becton Dickinson & Co.	36,063	8,260,591
Boston Scientific Corp.(1)	189,651	19,131,993
Cooper Cos., Inc.(1)	26,964	2,274,413
DENTSPLY SIRONA, Inc.	35,033	523,393
DexCom, Inc.(1)	52,117	3,559,070
Edwards Lifesciences Corp.(1)	74,182	5,376,711
GE HealthCare Technologies, Inc.	61,602	4,971,898
Glaukos Corp.(1)	6,290	619,062
Globus Medical, Inc., Class A(1)	12,421	909,217
Hologic, Inc.(1)	32,429	2,003,139
IDEXX Laboratories, Inc.(1)	9,853	4,137,767
Inspire Medical Systems, Inc.(1)	4,579	729,343
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Insulet Corp.(1)	8,612	$ 2,261,597
Intuitive Surgical, Inc.(1)	45,399	22,484,763
Medtronic PLC	162,486	14,600,992
Merit Medical Systems, Inc.(1)	8,686	918,197
Penumbra, Inc.(1)	5,177	1,384,382
ResMed, Inc.	18,908	4,232,556
STERIS PLC	12,453	2,822,473
Stryker Corp.	46,665	17,371,046
Teleflex, Inc.	5,702	787,959
Zimmer Biomet Holdings, Inc.	23,030	2,606,535
		$155,425,302
Health Care Providers & Services — 2.2%
Centene Corp.(1)	64,401	$3,909,785
Chemed Corp.	2,008	1,235,563
Cigna Group	36,002	11,844,658
CVS Health Corp.	166,150	11,256,663
DaVita, Inc.(1)	5,316	813,189
Elevance Health, Inc.	29,155	12,681,259
Encompass Health Corp.	12,962	1,312,791
Ensign Group, Inc.	8,432	1,091,101
HealthEquity, Inc.(1)	11,570	1,022,441
Henry Schein, Inc.(1)	15,113	1,035,089
Humana, Inc.	14,984	3,964,766
Labcorp Holdings, Inc.	10,768	2,506,144
Molina Healthcare, Inc.(1)	7,407	2,439,792
Option Care Health, Inc.(1)	22,841	798,293
Quest Diagnostics, Inc.	15,257	2,581,484
UnitedHealth Group, Inc.	115,203	60,337,571
		$118,830,589
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	24,445	$2,261,407
Healthcare Realty Trust, Inc.	53,295	900,686
Healthpeak Properties, Inc.	99,240	2,006,633
Omega Healthcare Investors, Inc.	34,847	1,326,974
Ventas, Inc.	56,995	3,918,976
Welltower, Inc.	88,730	13,594,323
		$24,008,999
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	11,619	$674,250
Veeva Systems, Inc., Class A(1)	18,987	4,397,959
		$5,072,209
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	98,442	$1,398,861
Ryman Hospitality Properties, Inc.	8,211	750,814
		$2,149,675

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(1)	51,316	$ 6,130,209
Aramark	39,856	1,375,829
Booking Holdings, Inc.	4,128	19,017,325
Cava Group, Inc.(1)	12,421	1,073,299
Chipotle Mexican Grill, Inc.(1)	229,216	11,508,935
Choice Hotels International, Inc.	3,713	493,012
Darden Restaurants, Inc.	20,507	4,260,534
Domino's Pizza, Inc.	6,084	2,795,294
DoorDash, Inc., Class A(1)	42,347	7,739,761
Hilton Worldwide Holdings, Inc.	31,529	7,174,424
Hyatt Hotels Corp., Class A	5,006	613,235
Marriott International, Inc., Class A	31,675	7,544,985
Planet Fitness, Inc., Class A(1)	12,440	1,201,829
Starbucks Corp.	193,158	18,946,868
Texas Roadhouse, Inc.	9,788	1,630,975
Vail Resorts, Inc.	3,170	507,263
Wingstop, Inc.	4,983	1,124,065
Wyndham Hotels & Resorts, Inc.	11,818	1,069,647
Yum! Brands, Inc.	47,187	7,425,346
		$101,632,835
Household Durables — 0.4%
D.R. Horton, Inc.	40,963	$5,207,626
Installed Building Products, Inc.	3,356	575,420
KB Home	12,921	750,969
Lennar Corp., Class A	35,045	4,022,465
Meritage Homes Corp.	11,648	825,610
Mohawk Industries, Inc.(1)	7,595	867,197
NVR, Inc.(1)	424	3,071,621
PulteGroup, Inc.	27,634	2,840,775
Somnigroup International, Inc.(2)	15,618	935,206
Taylor Morrison Home Corp.(1)	17,249	1,035,630
Toll Brothers, Inc.	14,355	1,515,744
TopBuild Corp.(1)	4,629	1,411,614
Whirlpool Corp.	7,454	671,829
		$23,731,706
Household Products — 1.2%
Church & Dwight Co., Inc.	28,787	$3,169,161
Clorox Co.	15,502	2,282,669
Colgate-Palmolive Co.	90,783	8,506,367
Kimberly-Clark Corp.	36,418	5,179,368
Procter & Gamble Co.	269,711	45,964,149
		$65,101,714
Independent Power and Renewable Electricity Producers — 0.0%†
AES Corp.	87,131	$1,082,167
Brookfield Renewable Corp.(2)	15,670	437,507
Clearway Energy, Inc., Class C	3,312	100,254
		$1,619,928
Security	Shares	Value
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	40,080	$ 860,117
EastGroup Properties, Inc.	6,746	1,188,308
First Industrial Realty Trust, Inc.	18,637	1,005,653
Prologis, Inc.	130,954	14,639,348
Rexford Industrial Realty, Inc.	30,750	1,203,862
STAG Industrial, Inc.	25,716	928,862
Terreno Realty Corp.	13,401	847,211
		$ 20,673,361
Insurance — 2.9%
Aflac, Inc.	70,509	$7,839,896
Allstate Corp.	37,181	7,699,070
American Financial Group, Inc.	8,443	1,108,904
American International Group, Inc.	83,561	7,264,793
Aon PLC, Class A	30,461	12,156,680
Arch Capital Group Ltd.	51,356	4,939,420
Arthur J. Gallagher & Co.	32,998	11,392,230
Axis Capital Holdings Ltd.	11,680	1,170,803
Brown & Brown, Inc.	31,972	3,977,317
Cincinnati Financial Corp.	23,476	3,467,875
Everest Group Ltd.	6,034	2,192,333
First American Financial Corp.	12,153	797,601
Globe Life, Inc.	13,850	1,824,322
Hanover Insurance Group, Inc.	4,418	768,511
Hartford Insurance Group, Inc.	39,363	4,870,384
Kinsale Capital Group, Inc.	3,254	1,583,754
Lincoln National Corp.	20,704	743,481
Marsh & McLennan Cos., Inc.	70,302	17,155,797
MetLife, Inc.	82,674	6,637,895
Old Republic International Corp.	26,730	1,048,351
Primerica, Inc.	3,682	1,047,639
Principal Financial Group, Inc.	29,433	2,483,262
Progressive Corp.	83,348	23,588,317
Prudential Financial, Inc.	51,793	5,784,242
Reinsurance Group of America, Inc.	8,453	1,664,396
RenaissanceRe Holdings Ltd.	7,066	1,695,840
Ryan Specialty Holdings, Inc.	18,176	1,342,661
Selective Insurance Group, Inc.	8,916	816,171
Travelers Cos., Inc.	32,729	8,655,511
Unum Group	26,123	2,127,980
W.R. Berkley Corp.	38,039	2,706,855
White Mountains Insurance Group Ltd.	375	722,179
Willis Towers Watson PLC	14,506	4,902,303
		$156,176,773
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A	1,211,616	$187,364,298
Pinterest, Inc., Class A(1)	74,626	2,313,406
Snap, Inc., Class A(1)	139,856	1,218,146

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
ZoomInfo Technologies, Inc.(1)	36,468	$ 364,680
		$ 191,260,530
IT Services — 1.6%
Accenture PLC, Class A	76,640	$ 23,914,746
Akamai Technologies, Inc.(1)	14,931	1,201,946
Amdocs Ltd.	14,063	1,286,765
Cloudflare, Inc., Class A(1)	36,158	4,074,645
Cognizant Technology Solutions Corp., Class A	63,214	4,835,871
EPAM Systems, Inc.(1)	7,499	1,266,131
Gartner, Inc.(1)	9,236	3,876,719
GoDaddy, Inc., Class A(1)	16,929	3,049,590
International Business Machines Corp.	114,646	28,507,874
Kyndryl Holdings, Inc.(1)	27,703	869,874
MongoDB, Inc.(1)	8,773	1,538,784
Snowflake, Inc., Class A(1)	38,919	5,688,401
Twilio, Inc., Class A(1)	17,506	1,714,012
VeriSign, Inc.(1)	9,083	2,305,901
		$84,131,259
Leisure Products — 0.0%†
Brunswick Corp.	13,999	$753,846
Hasbro, Inc.	15,358	944,363
Mattel, Inc.(1)	49,315	958,191
		$2,656,400
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	35,803	$4,188,235
Avantor, Inc.(1)	94,362	1,529,608
Bio-Rad Laboratories, Inc., Class A(1)	3,262	794,493
Bio-Techne Corp.	18,380	1,077,619
Bruker Corp.	10,235	427,209
Charles River Laboratories International, Inc.(1)	7,469	1,124,234
Danaher Corp.	87,994	18,038,770
Illumina, Inc.(1)	20,253	1,606,873
IQVIA Holdings, Inc.(1)	21,577	3,804,025
Medpace Holdings, Inc.(1)	3,135	955,203
Mettler-Toledo International, Inc.(1)	2,450	2,893,229
Repligen Corp.(1)	8,424	1,071,870
Revvity, Inc.	17,808	1,884,086
Thermo Fisher Scientific, Inc.	49,181	24,472,466
Waters Corp.(1)	7,201	2,654,073
West Pharmaceutical Services, Inc.	9,560	2,140,293
		$68,662,286
Machinery — 2.6%
AGCO Corp.	9,698	$897,744
Allison Transmission Holdings, Inc.	10,686	1,022,330
Caterpillar, Inc.	76,014	25,069,417
Chart Industries, Inc.(1)	5,302	765,397
Security	Shares	Value
Machinery (continued)
CNH Industrial NV	132,634	$ 1,628,745
Cummins, Inc.	21,708	6,804,155
Deere & Co.	39,574	18,574,057
Donaldson Co., Inc.	15,838	1,062,096
Dover Corp.	20,632	3,624,630
ESAB Corp.	6,522	759,813
Federal Signal Corp.	9,577	704,388
Flowserve Corp.	21,203	1,035,555
Fortive Corp.	56,340	4,122,961
Franklin Electric Co., Inc.	7,879	739,681
Graco, Inc.	23,810	1,988,373
IDEX Corp.	10,928	1,977,640
Illinois Tool Works, Inc.	45,153	11,198,396
Ingersoll Rand, Inc.	64,674	5,175,860
ITT, Inc.	10,717	1,384,208
Lincoln Electric Holdings, Inc.	7,639	1,444,993
Middleby Corp.(1)	8,322	1,264,778
Mueller Industries, Inc.	13,903	1,058,574
Nordson Corp.	9,710	1,958,701
Oshkosh Corp.	8,141	765,905
Otis Worldwide Corp.	59,490	6,139,368
PACCAR, Inc.	83,638	8,143,832
Parker-Hannifin Corp.	20,292	12,334,492
Pentair PLC	23,466	2,052,806
Snap-on, Inc.	8,819	2,972,091
SPX Technologies, Inc.(1)	8,666	1,116,007
Stanley Black & Decker, Inc.	21,711	1,669,142
Timken Co.	10,680	767,572
Toro Co.	14,144	1,028,976
Watts Water Technologies, Inc., Class A	4,503	918,252
Westinghouse Air Brake Technologies Corp.	25,020	4,537,377
Xylem, Inc.	38,687	4,621,549
		$141,329,861
Media — 0.6%
Charter Communications, Inc., Class A(1)	11,038	$4,067,834
Comcast Corp., Class A	474,019	17,491,301
Interpublic Group of Cos., Inc.	55,503	1,507,461
Liberty Broadband Corp., Class C(1)	18,039	1,534,217
New York Times Co., Class A	18,406	912,938
Nexstar Media Group, Inc.	4,833	866,170
Omnicom Group, Inc.	21,793	1,806,858
Paramount Global, Class B	91,715	1,096,911
Trade Desk, Inc., Class A(1)	55,116	3,015,948
		$32,299,638
Metals & Mining — 0.5%
ATI, Inc.(1)	41,797	$2,174,698
Carpenter Technology Corp.	14,852	2,690,885
Commercial Metals Co.	39,906	1,836,075
Nucor Corp.	75,654	9,104,202

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Reliance, Inc.	16,913	$ 4,883,629
Steel Dynamics, Inc.	44,223	5,531,413
		$ 26,220,902
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	104,028	$ 996,588
Annaly Capital Management, Inc.	71,106	1,444,163
Rithm Capital Corp.	68,495	784,268
Starwood Property Trust, Inc.	42,268	835,638
		$4,060,657
Multi-Utilities — 0.8%
Ameren Corp.	37,576	$3,772,631
CMS Energy Corp.	44,553	3,346,376
Consolidated Edison, Inc.	48,829	5,399,999
Dominion Energy, Inc.	118,402	6,638,800
DTE Energy Co.	29,175	4,034,027
NiSource, Inc.	70,835	2,839,775
Public Service Enterprise Group, Inc.	70,361	5,790,710
Sempra	89,475	6,384,936
WEC Energy Group, Inc.	44,602	4,860,726
		$43,067,980
Office REITs — 0.0%†
BXP, Inc.	22,161	$1,488,998
COPT Defense Properties	7,468	203,652
Vornado Realty Trust	23,964	886,428
		$2,579,078
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.	213,571	$10,541,865
		$10,541,865
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	8,248	$758,651
		$758,651
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	19,298	$949,847
American Airlines Group, Inc.(1)	88,283	931,386
Delta Air Lines, Inc.	83,412	3,636,763
		$5,517,996
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	15,888	$1,183,021
Coty, Inc., Class A(1)	59,093	323,239
e.l.f. Beauty, Inc.(1)(2)	6,136	385,279
Estee Lauder Cos., Inc., Class A	28,678	1,892,748
Kenvue, Inc.	222,342	5,331,761
		$9,116,048
Security	Shares	Value
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	265,221	$ 16,175,829
Elanco Animal Health, Inc.(1)	74,870	786,135
Eli Lilly & Co.	99,323	82,031,859
Jazz Pharmaceuticals PLC(1)	5,370	666,686
Merck & Co., Inc.	322,732	28,968,424
Organon & Co.	37,716	561,591
Pfizer, Inc.	721,148	18,273,890
Royalty Pharma PLC, Class A	44,360	1,380,927
Zoetis, Inc.	59,158	9,740,365
		$158,585,706
Professional Services — 0.9%
Automatic Data Processing, Inc.	51,061	$15,600,667
Booz Allen Hamilton Holding Corp.	16,491	1,724,629
Broadridge Financial Solutions, Inc.	13,111	3,178,893
Dayforce, Inc.(1)	19,247	1,122,678
Equifax, Inc.	14,541	3,541,606
ExlService Holdings, Inc.(1)	21,250	1,003,213
Exponent, Inc.	5,782	468,689
FTI Consulting, Inc.(1)	3,808	624,817
Genpact Ltd.	18,622	938,176
Maximus, Inc.	8,571	584,456
Parsons Corp.(1)	2,630	155,722
Paychex, Inc.	39,100	6,032,348
Paycom Software, Inc.	7,048	1,539,847
Paylocity Holding Corp.(1)	5,269	987,094
Robert Half, Inc.	8,843	482,386
Science Applications International Corp.	5,120	574,822
SS&C Technologies Holdings, Inc.	27,152	2,268,007
TransUnion	22,499	1,867,192
TriNet Group, Inc.	6,210	492,080
Verisk Analytics, Inc.	17,085	5,084,838
		$48,272,160
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	41,002	$5,362,241
CoStar Group, Inc.(1)	56,148	4,448,606
Jones Lang LaSalle, Inc.(1)	7,080	1,755,203
Zillow Group, Inc., Class C(1)	22,221	1,523,472
		$13,089,522
Residential REITs — 0.4%
AvalonBay Communities, Inc.	20,035	$4,299,912
Camden Property Trust	14,848	1,815,910
Equity LifeStyle Properties, Inc.	25,196	1,680,573
Equity Residential	52,556	3,761,958
Essex Property Trust, Inc.	9,010	2,762,196
Invitation Homes, Inc.	84,060	2,929,491
Mid-America Apartment Communities, Inc.	16,410	2,749,988
Sun Communities, Inc.	17,392	2,237,307

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs (continued)
UDR, Inc.	46,335	$ 2,092,952
		$ 24,330,287
Retail REITs — 0.4%
Brixmor Property Group, Inc.	42,292	$ 1,122,853
Federal Realty Investment Trust	11,607	1,135,397
Kimco Realty Corp.	93,381	1,983,412
Kite Realty Group Trust	30,789	688,750
NNN REIT, Inc.	25,723	1,097,086
Realty Income Corp.	123,034	7,137,202
Regency Centers Corp.	25,932	1,912,744
Simon Property Group, Inc.	45,711	7,591,683
		$22,669,127
Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices, Inc.(1)	198,755	$20,420,089
Allegro MicroSystems, Inc.(1)	3,950	99,264
Analog Devices, Inc.	60,360	12,172,801
Applied Materials, Inc.	100,220	14,543,926
Broadcom, Inc.	530,580	88,835,009
Cirrus Logic, Inc.(1)	7,380	735,454
Enphase Energy, Inc.(1)	16,417	1,018,675
Entegris, Inc.	17,978	1,572,716
First Solar, Inc.(1)	12,403	1,568,111
Intel Corp.	545,172	12,380,856
KLA Corp.	16,420	11,162,316
Lam Research Corp.	158,890	11,551,303
Lattice Semiconductor Corp.(1)	15,108	792,415
Marvell Technology, Inc.	106,814	6,576,538
Microchip Technology, Inc.	67,302	3,258,090
Micron Technology, Inc.	139,645	12,133,754
MKS Instruments, Inc.	11,984	960,518
Monolithic Power Systems, Inc.	5,488	3,182,930
NVIDIA Corp.	2,546,095	275,945,776
ON Semiconductor Corp.(1)	47,391	1,928,340
Onto Innovation, Inc.(1)	6,230	755,948
Qorvo, Inc.(1)	11,584	838,797
QUALCOMM, Inc.	135,503	20,814,616
Rambus, Inc.(1)	13,679	708,230
Skyworks Solutions, Inc.	20,197	1,305,332
Teradyne, Inc.	17,105	1,412,873
Texas Instruments, Inc.	113,748	20,440,516
Universal Display Corp.	6,342	884,582
		$527,999,775
Software — 10.1%
Adobe, Inc.(1)	53,408	$20,483,570
ANSYS, Inc.(1)	10,737	3,398,905
AppFolio, Inc., Class A(1)	3,500	769,650
AppLovin Corp., Class A(1)	25,144	6,662,406
Atlassian Corp., Class A(1)	19,033	4,038,993
Security	Shares	Value
Software (continued)
Autodesk, Inc.(1)	25,432	$ 6,658,098
Bentley Systems, Inc., Class B	16,578	652,179
Bill Holdings, Inc.(1)	14,150	649,344
Cadence Design Systems, Inc.(1)	33,775	8,589,996
CCC Intelligent Solutions Holdings, Inc.(1)	65,000	586,950
Clearwater Analytics Holdings, Inc., Class A(1)	29,268	784,382
Commvault Systems, Inc.(1)	5,190	818,774
Confluent, Inc., Class A(1)	37,516	879,375
CrowdStrike Holdings, Inc., Class A(1)	28,606	10,085,903
Datadog, Inc., Class A(1)	38,325	3,802,223
Docusign, Inc.(1)	26,144	2,128,122
Dolby Laboratories, Inc., Class A	6,538	525,067
Dropbox, Inc., Class A(1)	18,546	495,364
Dynatrace, Inc.(1)	39,992	1,885,623
Elastic NV(1)	8,376	746,302
Fair Isaac Corp.(1)	2,971	5,478,999
Fortinet, Inc.(1)	80,354	7,734,876
Gen Digital, Inc.	59,180	1,570,637
Guidewire Software, Inc.(1)	11,245	2,106,863
HubSpot, Inc.(1)	6,345	3,624,835
Intuit, Inc.	34,169	20,979,424
Manhattan Associates, Inc.(1)	6,811	1,178,575
MARA Holdings, Inc.(1)(2)	38,039	437,449
Microsoft Corp.	796,206	298,887,770
Nutanix, Inc., Class A(1)	29,688	2,072,519
Oracle Corp.	205,160	28,683,420
Palo Alto Networks, Inc.(1)	80,387	13,717,238
PTC, Inc.(1)	15,079	2,336,491
Qualys, Inc.(1)	4,602	579,530
Roper Technologies, Inc.	13,018	7,675,152
Salesforce, Inc.	115,422	30,974,648
Samsara, Inc., Class A(1)	35,234	1,350,519
SentinelOne, Inc., Class A(1)	22,483	408,741
ServiceNow, Inc.(1)	25,217	20,076,262
SPS Commerce, Inc.(1)	4,586	608,700
Synopsys, Inc.(1)	19,278	8,267,370
Tenable Holdings, Inc.(1)	12,123	424,063
Tyler Technologies, Inc.(1)	4,951	2,878,462
Varonis Systems, Inc.(1)	13,142	531,594
Workday, Inc., Class A(1)	26,882	6,277,753
Zscaler, Inc.(1)	11,669	2,315,363
		$545,818,479
Specialized REITs — 1.1%
American Tower Corp.	66,372	$14,442,547
Crown Castle, Inc.	61,357	6,395,240
CubeSmart	31,543	1,347,202
Digital Realty Trust, Inc.	45,622	6,537,176
Equinix, Inc.	13,383	10,911,829
Extra Space Storage, Inc.	29,538	4,386,098
Iron Mountain, Inc.	35,487	3,053,302

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs (continued)
Lamar Advertising Co., Class A	12,312	$ 1,400,859
Millrose Properties, Inc.(1)	17,522	464,508
Public Storage	22,498	6,733,426
SBA Communications Corp.	15,057	3,312,691
Weyerhaeuser Co.	82,826	2,425,145
		$ 61,410,023
Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A(1)	5,839	$ 445,924
Asbury Automotive Group, Inc.(1)	2,587	571,313
AutoNation, Inc.(1)	4,563	738,841
AutoZone, Inc.(1)	1,858	7,084,145
Bath & Body Works, Inc.	29,800	903,536
Best Buy Co., Inc.	21,455	1,579,303
Burlington Stores, Inc.(1)	6,490	1,546,762
CarMax, Inc.(1)	19,883	1,549,283
Carvana Co.(1)	14,074	2,942,592
Chewy, Inc., Class A(1)	9,570	311,121
Dick's Sporting Goods, Inc.	5,422	1,092,858
Five Below, Inc.(1)	6,997	524,250
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,002,173
GameStop Corp., Class A(1)	54,168	1,209,030
Gap, Inc.	25,901	533,820
Home Depot, Inc.	114,815	42,078,549
Lithia Motors, Inc., Class A	3,411	1,001,265
Lowe's Cos., Inc.	64,084	14,946,311
O'Reilly Automotive, Inc.(1)	6,430	9,211,489
Penske Automotive Group, Inc.	1,776	255,709
RH(1)	2,425	568,444
Ross Stores, Inc.	35,110	4,486,707
Signet Jewelers Ltd.	1,862	108,108
TJX Cos., Inc.	129,286	15,747,035
Tractor Supply Co.	65,220	3,593,622
Ulta Beauty, Inc.(1)	5,923	2,171,016
Williams-Sonoma, Inc.	13,156	2,079,964
		$118,283,170
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	1,622,541	$360,415,032
Dell Technologies, Inc., Class C	40,205	3,664,686
Hewlett Packard Enterprise Co.	146,696	2,263,519
HP, Inc.	109,071	3,020,176
NetApp, Inc.	23,724	2,083,916
Pure Storage, Inc., Class A(1)	33,965	1,503,631
Sandisk Corp.(1)	14,988	713,579
Seagate Technology Holdings PLC	25,712	2,184,234
Super Micro Computer, Inc.(1)	59,240	2,028,378
Western Digital Corp.(1)	44,966	1,817,975
		$379,695,126
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	2,145	$ 162,355
Crocs, Inc.(1)	7,218	766,552
Deckers Outdoor Corp.(1)	16,950	1,895,179
Levi Strauss & Co., Class A	21,000	327,390
lululemon Athletica, Inc.(1)	11,416	3,231,413
NIKE, Inc., Class B	137,867	8,751,797
PVH Corp.	5,522	356,942
Ralph Lauren Corp.	4,524	998,628
Skechers USA, Inc., Class A(1)	12,027	682,893
Tapestry, Inc.	29,592	2,083,573
VF Corp.	41,223	639,781
		$19,896,503
Trading Companies & Distributors — 0.6%
Air Lease Corp.	17,419	$841,512
Applied Industrial Technologies, Inc.	4,824	1,087,040
Beacon Roofing Supply, Inc.(1)	4,362	539,579
Boise Cascade Co.	4,549	446,211
Core & Main, Inc., Class A(1)	33,893	1,637,371
Fastenal Co.	62,696	4,862,075
Ferguson Enterprises, Inc.	23,365	3,743,774
FTAI Aviation Ltd.	15,897	1,765,044
GATX Corp.	6,934	1,076,642
MSC Industrial Direct Co., Inc., Class A	7,733	600,622
SiteOne Landscape Supply, Inc.(1)	6,263	760,579
United Rentals, Inc.	10,607	6,647,407
W.W. Grainger, Inc.	5,420	5,354,039
Watsco, Inc.	5,610	2,851,563
WESCO International, Inc.	4,024	624,927
		$32,838,385
Water Utilities — 0.1%
American Water Works Co., Inc.	28,791	$4,247,248
Essential Utilities, Inc.	41,643	1,646,148
		$5,893,396
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	60,371	$16,101,549
		$16,101,549
Total Common Stocks (identified cost $2,684,540,923)		$5,407,127,696

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Short-Term Investments — 0.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(5)	4,177,303	$ 4,177,303
Total Affiliated Fund (identified cost $4,177,303)		$ 4,177,303
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(6)	535,781	$ 535,781
Total Securities Lending Collateral (identified cost $535,781)		$ 535,781
Total Short-Term Investments (identified cost $4,713,084)		$ 4,713,084
Total Investments — 100.0% (identified cost $2,689,261,773)		$5,411,848,546
Other Assets, Less Liabilities — (0.0)%†		$ (2,602,205)
Net Assets — 100.0%		$5,409,246,341

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $6,143,169.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of March 31, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$7,766

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,685,084,470) - including $6,143,169 of securities on loan	$5,407,671,243
Investments in securities of affiliated issuers, at value (identified cost $4,177,303)	4,177,303
Cash	395
Receivable for capital shares sold	4,374,279
Dividends receivable	3,241,229
Dividends receivable - affiliated	15,994
Securities lending income receivable	884
Receivable from affiliates	746,178
Directors' deferred compensation plan	840,357
Total assets	$5,421,067,862
Liabilities
Payable for capital shares redeemed	$8,325,070
Deposits for securities loaned	535,781
Payable to affiliates:
Investment advisory fee	563,356
Administrative fee	563,891
Distribution and service fees	227,988
Sub-transfer agency fee	25,940
Directors' deferred compensation plan	840,357
Accrued expenses	739,138
Total liabilities	$11,821,521
Net Assets	$5,409,246,341
Sources of Net Assets
Paid-in capital	$2,653,345,243
Distributable earnings	2,755,901,098
Net Assets	$5,409,246,341
Class A Shares
Net Assets	$769,494,094
Shares Outstanding	16,521,631
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$46.57
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$48.89
Class C Shares
Net Assets	$67,909,723
Shares Outstanding	1,560,719
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$43.51
Class I Shares
Net Assets	$2,850,527,045
Shares Outstanding	59,474,341
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$47.93

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$1,721,315,479
Shares Outstanding	35,965,748
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$47.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $3,016)	$36,946,942
Dividend income - affiliated issuers	148,584
Interest income	1,824
Securities lending income, net	8,171
Total investment income	$37,105,521
Expenses
Investment advisory fee	$3,445,808
Administrative fee	3,445,808
Distribution and service fees:
Class A	1,050,729
Class C	379,139
Directors' fees and expenses	155,576
Custodian fees	42,466
Transfer agency fees and expenses	1,452,062
Accounting fees	418,853
Professional fees	39,835
Registration fees	61,335
Reports to shareholders	83,253
Miscellaneous	123,803
Total expenses	$10,698,667
Waiver and/or reimbursement of expenses by affiliates	$(2,794,968)
Net expenses	$7,903,699
Net investment income	$29,201,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$53,931,395
Net realized gain	$53,931,395
Change in unrealized appreciation (depreciation):
Investment securities	$(269,127,266)
Net change in unrealized appreciation (depreciation)	$(269,127,266)
Net realized and unrealized loss	$(215,195,871)
Net decrease in net assets from operations	$(185,994,049)

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$29,201,822	$53,450,135
Net realized gain	53,931,395	97,892,606
Net change in unrealized appreciation (depreciation)	(269,127,266)	1,383,223,510
Net increase (decrease) in net assets from operations	$(185,994,049)	$1,534,566,251
Distributions to shareholders:
Class A	$(13,323,483)	$(5,867,860)
Class C	(753,566)	(130,502)
Class I	(52,279,909)	(25,482,048)
Class R6	(32,557,457)	(16,007,097)
Total distributions to shareholders	$(98,914,415)	$(47,487,507)
Capital share transactions:
Class A	$(25,608,421)	$(45,376,129)
Class C	(4,547,260)	(10,104,716)
Class I	26,583,823	(54,226,305)
Class R6	18,414,174	36,759,153
Net increase (decrease) in net assets from capital share transactions	$14,842,316	$(72,947,997)
Net increase (decrease) in net assets	$(270,066,148)	$1,414,130,747
Net Assets
At beginning of period	$5,679,312,489	$4,265,181,742
At end of period	$5,409,246,341	$5,679,312,489

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$48.99	$36.30	$30.51	$38.30	$29.75	$24.79
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.36	$0.35	$0.30	$0.28	$0.30
Net realized and unrealized gain (loss)	(1.83)	12.66	5.74	(7.74)	8.53	4.91
Total income (loss) from operations	$(1.63)	$13.02	$6.09	$(7.44)	$8.81	$5.21
Less Distributions
From net investment income	$(0.36)	$(0.33)	$(0.30)	$(0.25)	$(0.26)	$(0.25)
From net realized gain	(0.43)	—	—	(0.10)	—	—
Total distributions	$(0.79)	$(0.33)	$(0.30)	$(0.35)	$(0.26)	$(0.25)
Net asset value — End of period	$46.57	$48.99	$36.30	$30.51	$38.30	$29.75
Total Return(2)	(3.47)%(3)	36.07%	20.08%	(19.64)%	29.75%	21.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$769,494	$835,212	$658,227	$572,693	$686,373	$424,771
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59%(5)	0.59%	0.60%	0.59%	0.59%	0.60%
Net expenses	0.49%(5)(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%	0.49%
Net investment income	0.80%(5)	0.85%	1.00%	0.82%	0.77%	1.14%
Portfolio Turnover	4%(3)	12%	8%	13%	10%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$45.67	$33.89	$28.46	$35.78	$27.82	$23.21
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.04	$0.08	$0.02	$0.01	$0.10
Net realized and unrealized gain (loss)	(1.71)	11.81	5.39	(7.24)	7.98	4.60
Total income (loss) from operations	$(1.70)	$11.85	$5.47	$(7.22)	$7.99	$4.70
Less Distributions
From net investment income	$(0.03)	$(0.07)	$(0.04)	$(0.00)(2)	$(0.03)	$(0.09)
From net realized gain	(0.43)	—	—	(0.10)	—	—
Total distributions	$(0.46)	$(0.07)	$(0.04)	$(0.10)	$(0.03)	$(0.09)
Net asset value — End of period	$43.51	$45.67	$33.89	$28.46	$35.78	$27.82
Total Return(3)	(3.81)%(4)	35.01%	19.22%	(20.24)%	28.73%	20.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,910	$75,835	$64,695	$63,985	$84,005	$61,503
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.34%(6)	1.34%	1.35%	1.35%	1.34%	1.35%
Net expenses	1.24%(6)(7)	1.24%(7)	1.24%(7)	1.24%(7)	1.24%	1.24%
Net investment income	0.05%(6)	0.10%	0.25%	0.07%	0.03%	0.40%
Portfolio Turnover	4%(4)	12%	8%	13%	10%	10%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$50.43	$37.36	$31.38	$39.37	$30.56	$25.46
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.49	$0.45	$0.40	$0.38	$0.38
Net realized and unrealized gain (loss)	(1.87)	13.00	5.92	(7.95)	8.75	5.03
Total income (loss) from operations	$(1.60)	$13.49	$6.37	$(7.55)	$9.13	$5.41
Less Distributions
From net investment income	$(0.47)	$(0.42)	$(0.39)	$(0.34)	$(0.32)	$(0.31)
From net realized gain	(0.43)	—	—	(0.10)	—	—
Total distributions	$(0.90)	$(0.42)	$(0.39)	$(0.44)	$(0.32)	$(0.31)
Net asset value — End of period	$47.93	$50.43	$37.36	$31.38	$39.37	$30.56
Total Return(2)	(3.32)%(3)	36.37%	20.42%	(19.45)%	30.07%	21.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,850,527	$2,974,668	$2,251,092	$2,021,486	$2,916,731	$1,831,859
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.34%(5)	0.34%	0.35%	0.34%	0.34%	0.35%
Net expenses	0.24%(5)(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%	0.24%
Net investment income	1.05%(5)	1.10%	1.25%	1.06%	1.02%	1.38%
Portfolio Turnover	4%(3)	12%	8%	13%	10%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$50.38	$37.32	$31.37	$39.35	$30.55	$25.44
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.51	$0.47	$0.43	$0.39	$0.39
Net realized and unrealized gain (loss)	(1.87)	13.00	5.90	(7.96)	8.74	5.04
Total income (loss) from operations	$(1.59)	$13.51	$6.37	$(7.53)	$9.13	$5.43
Less Distributions
From net investment income	$(0.50)	$(0.45)	$(0.42)	$(0.35)	$(0.33)	$(0.32)
From net realized gain	(0.43)	—	—	(0.10)	—	—
Total distributions	$(0.93)	$(0.45)	$(0.42)	$(0.45)	$(0.33)	$(0.32)
Net asset value — End of period	$47.86	$50.38	$37.32	$31.37	$39.35	$30.55
Total Return(2)	(3.32)%(3)	36.47%	20.46%	(19.42)%	30.12%	21.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,721,315	$1,793,598	$1,291,167	$947,313	$1,006,890	$630,116
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.28%(5)	0.29%	0.30%	0.29%	0.29%	0.30%
Net expenses	0.19%(5)(6)	0.19%(6)	0.19%(6)	0.19%(6)	0.19%	0.19%
Net investment income	1.10%(5)	1.15%	1.30%	1.13%	1.07%	1.43%
Portfolio Turnover	4%(3)	12%	8%	13%	10%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,407,127,696(2)	$ —	$ —	$5,407,127,696
Rights	—	—	7,766	7,766
Short-Term Investments:
Affiliated Fund	4,177,303	—	—	4,177,303
Securities Lending Collateral	535,781	—	—	535,781
Total Investments	$5,411,840,780	$ —	$7,766	$5,411,848,546

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $3,445,808.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $4,735 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $2,790,233.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly.  For the six months ended March 31, 2025, CRM was paid administrative fees of $3,445,808.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $1,050,729 and $379,139 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $35,071 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received $294 and $1,392 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025 in the amount of $1,178.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $55,754 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $212,934,511 and $264,377,307, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,722,955,872
Gross unrealized appreciation	$2,803,877,847
Gross unrealized depreciation	(114,985,173)
Net unrealized appreciation	$2,688,892,674
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan was $6,143,169 and the total value of collateral received was $6,411,349, comprised of cash of $535,781 and U.S. government and/or agencies securities of $5,875,568.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$535,781	$ —	$ —	$ —	$535,781
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,177,303, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,247,193	$195,649,387	$(192,719,277)	$ —	$ —	$4,177,303	$148,584	4,177,303
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	750,900	$37,462,371	1,916,976	$81,850,386
Reinvestment of distributions	241,882	12,355,358	136,077	5,467,591
Shares redeemed	(1,521,391)	(75,426,150)	(3,134,254)	(132,694,106)
Net decrease	(528,609)	$(25,608,421)	(1,081,201)	$(45,376,129)
Class C
Shares sold	95,815	$4,479,804	166,319	$6,685,698
Reinvestment of distributions	15,169	725,516	3,331	125,515
Shares redeemed	(210,735)	(9,752,580)	(418,402)	(16,915,929)
Net decrease	(99,751)	$(4,547,260)	(248,752)	$(10,104,716)
Class I
Shares sold	6,530,862	$335,331,756	11,124,147	$488,392,911
Reinvestment of distributions	931,350	48,923,799	583,484	24,086,199
Shares redeemed	(6,970,664)	(357,671,732)	(12,983,213)	(566,705,415)
Net increase (decrease)	491,548	$26,583,823	(1,275,582)	$(54,226,305)

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares sold	4,482,587	$230,256,008	8,175,016	$356,922,614
Reinvestment of distributions	547,312	28,706,521	348,542	14,366,921
Shares redeemed	(4,668,443)	(240,548,355)	(7,515,605)	(334,530,382)
Net increase	361,456	$18,414,174	1,007,953	$36,759,153

This Page Intentionally Left Blank

CSXAX-NCSR 3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 27, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025